Vanguard® California Intermediate-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (101.6%)
California (100.9%)
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/22	1,050	1,098
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/27	2,565	2,803
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/28	2,545	2,780
91 Express Lanes Toll Road Highway Revenue	5.000%	8/15/29	100	109
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	1,020	1,059
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,195	1,240
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.375%	7/1/24	200	201
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	6.000%	7/1/31	2,750	2,762
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	1,000	1,090
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	7,250	7,698
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,120	3,214
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	1,000	1,090
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue	5.000%	8/1/34	1,790	1,950
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/22	960	979
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/22	950	969
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/22	2,490	2,540
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/22	100	102
ABAG Finance Authority for Nonprofit Corps. Health, Hospital, Nursing Home Revenue, Prere.	5.000%	2/1/22	900	918
ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, ETM	5.000%	7/1/22	555	577
ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	1,000	1,040
ABAG Finance Authority for Nonprofit Corps. Miscellaneous Revenue, Prere.	5.000%	7/1/22	1,265	1,316
ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/21	275	275

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/22	350	367
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/23	370	405
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/24	395	450
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/25	505	576
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/26	675	769
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/28	1,150	1,307
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/29	985	1,119
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/30	1,405	1,596
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/31	495	562
	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue	5.000%	9/2/32	520	590
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/27	750	850
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,000	1,132
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,680	1,898
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,640	1,852
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/32	3,000	3,386
[1]	Alameda Community Improvement Commission Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,375	2,679
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	4.000%	10/1/21	1,495	1,499
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	2,220	2,333
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/22	6,350	6,660
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	4.000%	10/1/23	3,265	3,514
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/23	2,610	2,863
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	150	165
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/24	2,755	3,145
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	3,660	4,013
	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/25	4,185	4,940
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/28	150	165
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/29	30,365	27,042
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	10,220	8,888
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/30	125	109
[4]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/33	2,435	1,972

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/34	16,135	19,159
[2]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/35	1,025	1,164
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	20,580	24,420
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/35	2,160	2,607
[2]	Alameda Corridor Transportation Authority Transit Revenue	3.125%	10/1/36	40	43
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	13,670	16,195
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/36	1,330	1,604
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	1,110	1,312
[2]	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/37	310	373
	Alameda County CA Unified School District GO	4.000%	8/1/28	500	600
	Alameda County CA Unified School District GO	4.000%	8/1/29	350	417
	Alameda County CA Unified School District GO	4.000%	8/1/30	520	616
	Alameda County CA Unified School District GO	4.000%	8/1/31	480	566
	Alameda County CA Unified School District GO	4.000%	8/1/32	710	834
	Alameda County CA Unified School District GO	4.000%	8/1/33	500	583
	Alameda County CA Unified School District GO	4.000%	8/1/34	500	580
	Alameda County CA Unified School District GO	5.000%	8/1/34	2,890	3,384
	Alameda County CA Unified School District GO	3.000%	8/1/35	1,000	1,097
	Alameda County CA Unified School District GO	3.000%	8/1/36	1,065	1,165
	Alameda County CA Unified School District GO	3.000%	8/1/38	1,000	1,081
	Alameda County CA Unified School District GO	3.000%	8/1/39	2,160	2,318
[5]	Alameda County Joint Powers Authority Lease (Abatement) Revenue	4.000%	12/1/34	16,125	18,626
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/32	7,000	7,729
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/33	8,415	9,288
	Alameda County Joint Powers Authority Lease (Abatement) Revenue (Multiple Capital Projects)	5.000%	12/1/34	4,640	5,119
	Alameda County Transportation Commission Sales Tax Revenue	4.000%	3/1/22	5,600	5,710
[6,7]	Allan Hancock CA Joint Community College GO TOB VRDO	0.040%	9/2/21	1,000	1,000
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/22	500	521
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/23	800	871
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/24	1,000	1,130
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/25	1,275	1,487
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/26	1,180	1,390
[1]	Alum Rock Union Elementary School District GO	5.000%	8/1/32	2,755	3,225
[2]	Alvord Unified School District GO	5.000%	8/1/23	530	577
[2,4]	Alvord Unified School District GO	5.900%	2/1/24	3,865	4,173
[2]	Alvord Unified School District GO	5.000%	8/1/24	650	736
[2]	Alvord Unified School District GO	5.000%	8/1/27	1,300	1,617
[2]	Alvord Unified School District GO	5.000%	8/1/28	1,375	1,752
[2]	Alvord Unified School District GO	5.000%	8/1/29	1,525	1,931
[2]	Alvord Unified School District GO	5.000%	8/1/30	1,950	2,454
[2]	Alvord Unified School District GO	5.000%	8/1/31	1,750	2,193
[2]	Alvord Unified School District GO	5.000%	8/1/32	1,405	1,756
[4]	Anaheim CA City School District GO	0.000%	8/1/27	11,075	10,289
[2,4]	Anaheim CA City School District GO	0.000%	8/1/31	2,775	2,327

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/21	1,000	1,004
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/22	2,370	2,494
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/23	3,250	3,495
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	1,175	1,344
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/24	4,100	4,408
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/25	5,280	5,673
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	3,175	3,880
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/26	5,290	5,680
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/27	2,035	2,557
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/28	4,035	4,329
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/30	500	590
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/31	11,000	11,798
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/31	500	590
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	9,755	10,460
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,485	1,750
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	3,305	3,543
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/33	815	960
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/34	7,390	7,919
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/34	800	941
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/35	2,500	2,678
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/35	1,155	1,356
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,830	2,146
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	3,120	3,658
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	1,250	1,463
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	1,000	1,170
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,860	3,341
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	1,300	1,519
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	645	753
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/40	1,000	1,168
Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/40	2,385	2,786

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	1,910	2,231
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue	5.000%	10/1/45	5,115	5,975
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project)	5.000%	10/1/45	175	205
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	300	301
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	300	301
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	765	768
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	505	507
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue (Water System Project), Prere.	5.000%	10/1/21	500	502
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	830	833
	Anaheim Housing & Public Improvements Authority Lease (Non-Terminable) Revenue, Prere.	5.000%	10/1/21	1,125	1,129
	Anaheim Public Financing Authority Electric Power & Light Revenue	4.000%	10/1/31	12,000	12,480
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/27	1,350	1,494
[2]	Anaheim Public Financing Authority Lease (Abatement) Revenue	0.000%	9/1/30	6,070	5,298
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/32	1,845	2,036
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/33	2,950	3,253
	Anaheim Public Financing Authority Lease (Abatement) Revenue	5.000%	5/1/39	4,870	5,361
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/22	75	78
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/23	655	710
	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/24	375	422
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/30	3,000	3,789
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/31	2,265	2,849
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/32	2,070	2,601
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/34	2,000	2,418

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/35	6,500	7,854
[1]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/36	15,500	18,731
	Anaheim Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/29	1,345	1,695
	Antelope Valley Community College District GO	4.000%	8/1/35	350	431
	Antelope Valley Community College District GO	4.000%	8/1/37	350	428
	Antelope Valley Community College District GO	4.000%	8/1/38	1,400	1,708
	Antelope Valley Community College District GO	4.000%	8/1/39	1,460	1,776
	Antelope Valley Community College District GO	4.000%	8/1/40	1,020	1,234
[6,7]	Antioch CA Unified School District GO TOB VRDO	0.090%	9/2/21	10,230	10,230
	Arcadia CA Unified School District GO	4.000%	8/1/28	2,125	2,471
	Arcadia CA Unified School District GO	4.000%	8/1/29	2,675	3,098
	Arcadia CA Unified School District GO	4.000%	8/1/41	815	914
[2]	Azusa Unified School District GO	0.000%	7/1/27	250	233
[2]	Azusa Unified School District GO	4.000%	8/1/31	4,045	4,658
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	500	522
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	500	522
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	515	538
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	600	627
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	950	993
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,055	1,102
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,165	1,217
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	1,000	1,045
	Azusa Unified School District GO, Prere.	5.000%	8/1/22	650	679
	Baldwin Park Unified School District GO	4.000%	8/1/28	85	103
	Baldwin Park Unified School District GO	4.000%	8/1/29	100	121
	Baldwin Park Unified School District GO	4.000%	8/1/30	100	120
	Baldwin Park Unified School District GO	4.000%	8/1/31	150	179
	Baldwin Park Unified School District GO	4.000%	8/1/33	100	118
	Baldwin Park Unified School District GO	4.000%	8/1/34	100	118
	Baldwin Park Unified School District GO	3.000%	8/1/35	200	220
	Baldwin Park Unified School District GO	3.000%	8/1/36	200	220
	Baldwin Park Unified School District GO	3.000%	8/1/37	320	350
	Baldwin Park Unified School District GO	3.000%	8/1/38	335	364
	Baldwin Park Unified School District GO	3.000%	8/1/39	450	488
	Baldwin Park Unified School District GO	3.000%	8/1/40	450	484
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/30	13,510	15,902
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/31	2,330	2,736
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/32	895	1,049
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/35	22,770	26,550
	Bay Area Toll Authority Highway Revenue	3.250%	4/1/36	2,985	3,232
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/37	33,830	39,269
	Bay Area Toll Authority Highway Revenue	4.000%	4/1/38	12,545	14,537
	Bay Area Toll Authority Highway Revenue PUT	2.250%	4/1/22	10,250	10,267
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/24	33,140	34,260
	Bay Area Toll Authority Highway Revenue PUT	2.125%	4/1/25	50,185	52,767
	Bay Area Toll Authority Highway Revenue PUT	2.850%	4/1/25	19,350	20,867
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/26	20,250	21,958
	Bay Area Toll Authority Highway Revenue PUT	2.950%	4/1/26	2,675	2,937
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/28	30,870	33,047
[8]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.920%	5/1/23	19,000	19,144
[8]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 0.900%	0.920%	5/1/23	4,350	4,383

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	Bay Area Toll Authority Highway Revenue PUT, SIFMA Municipal Swap Index Yield + 1.100%	1.120%	4/1/24	6,100	6,203
[7]	Bay Area Toll Authority Highway Revenue VRDO	0.010%	9/2/21	35,975	35,975
[7]	Bay Area Toll Authority Highway Revenue VRDO	0.010%	9/2/21	5,600	5,600
[7]	Bay Area Toll Authority Highway Revenue VRDO	0.010%	9/2/21	23,500	23,500
[7]	Bay Area Toll Authority Highway Revenue VRDO	0.010%	9/2/21	12,900	12,900
	Bay Area Toll Authority Highway Revenue VRDO	0.010%	9/2/21	9,800	9,800
	Bay Area Toll Authority Highway Revenue, Prere.	4.000%	4/1/22	4,000	4,091
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	6,300	6,480
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	5,030	5,174
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/22	7,100	7,303
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	5,000	5,386
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	7,850	8,456
	Bay Area Toll Authority Highway Revenue, Prere.	5.000%	4/1/23	7,645	8,235
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/26	685	829
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/28	1,000	1,206
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/29	800	964
[2]	Beaumont Public Improvement Authority Lease Revenue	3.000%	9/1/31	1,100	1,205
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/32	1,460	1,757
[2]	Beaumont Public Improvement Authority Lease Revenue	3.250%	9/1/34	1,000	1,091
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/35	835	1,001
[2]	Beaumont Public Improvement Authority Lease Revenue	3.375%	9/1/36	1,600	1,742
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/37	1,350	1,613
[2]	Beaumont Public Improvement Authority Lease Revenue	5.000%	9/1/38	1,350	1,612
	Berkeley CA GO	3.000%	9/1/34	415	469
	Berkeley CA GO	3.000%	9/1/36	610	682
	Beverly Hills Unified School District CA GO	0.000%	8/1/30	500	449
	Beverly Hills Unified School District CA GO	0.000%	8/1/32	5,000	4,298
	Beverly Hills Unified School District CA GO	0.000%	8/1/33	105	88
	Beverly Hills Unified School District CA GO	3.000%	8/1/38	2,500	2,694
	Beverly Hills Unified School District CA GO	3.000%	8/1/40	2,500	2,684
[3]	Brea Redevelopment Agency Tax Allocation Revenue	0.000%	8/1/29	3,065	2,738
	Brea Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	8/1/24	5,110	5,579
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/24	1,000	1,141
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/25	1,445	1,648
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/26	2,000	2,276
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/27	2,375	2,698
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/29	1,240	1,407
[2]	Brentwood Infrastructure Financing Authority	5.000%	9/2/30	750	851
	Brentwood Infrastructure Financing Authority Water Revenue	5.000%	7/1/25	510	578
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/30	1,700	1,870
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/31	1,980	2,176
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/32	2,085	2,290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/33	2,165	2,375
	Brentwood Infrastructure Financing Authority Water Revenue	4.000%	7/1/34	2,210	2,421
[1]	Burbank Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/21	1,350	1,366
[9]	Burbank Unified School District GO, 4.500% coupon rate effective 8/1/23	0.000%	8/1/32	3,680	3,912
	Burlingame Financing Authority Lease (Abatement) Revenue (Community Center Project)	5.000%	7/1/41	1,290	1,644
	Burlingame School District GO	3.000%	8/1/36	175	197
	Burlingame School District GO	3.000%	8/1/37	155	173
	Burlingame School District GO	3.000%	8/1/38	175	192
	Burlingame School District GO	3.000%	8/1/39	175	192
	Burlingame School District GO	3.000%	8/1/40	235	255
	Burlingame School District GO	3.000%	8/1/41	350	379
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/22	1,455	1,493
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/23	525	559
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/24	535	588
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/25	690	781
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/28	1,635	1,978
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/30	1,075	1,286
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/32	875	1,040
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/33	960	1,138
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/34	800	947
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/36	1,600	1,887
	California Community College Financing Authority Local or Guaranteed Housing Revenue	5.000%	5/1/38	1,500	1,763
[6]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/43	6,000	6,691
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/22	450	463
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/22	340	349
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/22	400	411
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,210	1,244
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/23	500	532
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,400	2,552
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	3,840	4,208
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	600	677
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	480	541
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/24	450	506

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	500	585
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	350	408
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,000	1,167
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	700	846
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	505	609
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/26	225	271
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	600	746
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	445	553
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/27	1,080	1,342
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	480	612
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	435	553
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/28	200	255
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	700	914
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/29	600	781
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	1.375%	6/1/30	115	116
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	1.750%	6/1/30	200	202
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	655	868
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/30	560	743
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/31	500	663
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	500	660
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	300	400
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	450	598
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,075	1,433
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	245	325
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/33	600	794
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	715	879
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	825	1,016
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/34	910	1,124
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	560	690
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/35	500	614

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,300	1,582
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	640	782
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,000	1,218
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,150	1,392
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	800	971
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,000	1,210
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/39	1,110	1,346
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	600	725
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/40	500	603
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/41	485	586
California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/42	285	343
California Department of Water Resources Water Revenue	5.000%	12/1/21	4,600	4,656
California Department of Water Resources Water Revenue	5.000%	12/1/21	2,475	2,505
California Department of Water Resources Water Revenue	5.000%	12/1/21	3,665	3,710
California Department of Water Resources Water Revenue	5.000%	12/1/22	4,895	5,195
California Department of Water Resources Water Revenue	5.000%	12/1/22	3,250	3,449
California Department of Water Resources Water Revenue	5.000%	12/1/23	1,450	1,610
California Department of Water Resources Water Revenue	5.000%	12/1/25	3,060	3,669
California Department of Water Resources Water Revenue	5.000%	12/1/26	3,010	3,733
California Department of Water Resources Water Revenue	5.000%	12/1/27	2,985	3,810
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/21	1,045	1,058
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/22	1,105	1,171
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/23	55	61
California Department of Water Resources Water Revenue, ETM	5.000%	12/1/24	30	35
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	2,720	2,753
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	3,410	3,451
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	3,320	3,359
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	3,500	3,541
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	30	30
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/21	30	30

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	505	535
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/22	7,750	8,223
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	2,045	2,365
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	5	6
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	10	12
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/24	4,075	4,714
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	570	724
California Department of Water Resources Water Revenue, Prere.	5.000%	12/1/27	1,130	1,435
California Educational Facilities Authority College & University Revenue	5.000%	10/1/21	145	146
California Educational Facilities Authority College & University Revenue	5.000%	11/1/21	2,100	2,116
California Educational Facilities Authority College & University Revenue	5.000%	12/1/21	295	298
California Educational Facilities Authority College & University Revenue	4.000%	1/1/22	1,215	1,231
California Educational Facilities Authority College & University Revenue	5.000%	10/1/22	125	132
California Educational Facilities Authority College & University Revenue	5.000%	11/1/22	2,130	2,246
California Educational Facilities Authority College & University Revenue	5.000%	12/1/22	935	989
California Educational Facilities Authority College & University Revenue	4.000%	1/1/23	1,800	1,893
California Educational Facilities Authority College & University Revenue	5.000%	10/1/23	130	143
California Educational Facilities Authority College & University Revenue	5.000%	11/1/23	1,870	2,064
California Educational Facilities Authority College & University Revenue	5.000%	12/1/23	200	220
California Educational Facilities Authority College & University Revenue	4.000%	1/1/24	1,900	2,070
California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	180	206
California Educational Facilities Authority College & University Revenue	5.000%	10/1/24	460	522
California Educational Facilities Authority College & University Revenue	5.000%	11/1/24	2,500	2,873
California Educational Facilities Authority College & University Revenue	5.000%	12/1/24	875	999
California Educational Facilities Authority College & University Revenue	4.000%	1/1/25	1,035	1,163
California Educational Facilities Authority College & University Revenue	5.000%	10/1/25	110	130
California Educational Facilities Authority College & University Revenue	5.000%	10/1/25	1,375	1,557
California Educational Facilities Authority College & University Revenue	5.000%	11/1/25	2,365	2,817
California Educational Facilities Authority College & University Revenue	5.000%	12/1/25	790	931
California Educational Facilities Authority College & University Revenue	5.000%	1/1/26	1,020	1,221

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Educational Facilities Authority College & University Revenue	5.000%	4/1/26	475	574
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	260	308
California Educational Facilities Authority College & University Revenue	5.000%	10/1/26	110	135
California Educational Facilities Authority College & University Revenue	5.000%	11/1/26	720	854
California Educational Facilities Authority College & University Revenue	5.000%	12/1/26	1,960	2,379
California Educational Facilities Authority College & University Revenue	5.000%	4/1/27	950	1,182
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	250	296
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	970	1,095
California Educational Facilities Authority College & University Revenue	5.000%	10/1/27	200	236
California Educational Facilities Authority College & University Revenue	5.000%	11/1/27	710	841
California Educational Facilities Authority College & University Revenue	5.000%	12/1/27	1,310	1,629
California Educational Facilities Authority College & University Revenue	5.000%	4/1/28	300	384
California Educational Facilities Authority College & University Revenue	5.000%	10/1/28	300	387
California Educational Facilities Authority College & University Revenue	5.000%	12/1/28	1,240	1,576
California Educational Facilities Authority College & University Revenue	5.000%	4/1/29	430	560
California Educational Facilities Authority College & University Revenue	5.000%	12/1/29	1,085	1,369
California Educational Facilities Authority College & University Revenue	5.000%	1/1/30	1,765	2,088
California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	485	596
California Educational Facilities Authority College & University Revenue	5.000%	4/1/30	435	578
California Educational Facilities Authority College & University Revenue	5.000%	12/1/30	930	1,165
California Educational Facilities Authority College & University Revenue	5.000%	1/1/31	1,925	2,276
California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	1,030	1,194
California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	555	682
California Educational Facilities Authority College & University Revenue	5.000%	4/1/31	475	645
California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	850	1,071
California Educational Facilities Authority College & University Revenue	5.000%	10/1/31	100	112
California Educational Facilities Authority College & University Revenue	5.000%	12/1/31	2,280	2,840
California Educational Facilities Authority College & University Revenue	5.000%	1/1/32	2,000	2,363
California Educational Facilities Authority College & University Revenue	5.000%	4/1/32	1,000	1,158
California Educational Facilities Authority College & University Revenue	5.000%	10/1/32	445	559

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/32	3,170	3,933
	California Educational Facilities Authority College & University Revenue	4.000%	1/1/33	3,590	4,060
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	1,545	1,786
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	575	693
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/33	775	950
	California Educational Facilities Authority College & University Revenue	4.000%	1/1/34	3,350	3,782
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	2,625	3,032
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	625	751
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/34	905	1,108
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/34	1,210	1,493
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	3,180	3,668
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/35	430	526
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/35	100	112
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/35	1,335	1,643
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/36	1,120	1,367
[4]	California Educational Facilities Authority College & University Revenue	0.000%	10/1/36	4,585	3,443
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/37	530	647
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	885	1,095
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/37	500	581
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/37	1,765	2,165
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/38	620	766
	California Educational Facilities Authority College & University Revenue	5.000%	3/15/39	2,000	2,904
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/40	1,130	1,381
	California Educational Facilities Authority College & University Revenue	5.250%	4/1/40	5,225	7,834
	California Educational Facilities Authority College & University Revenue	5.000%	9/1/40	1,600	1,864
[6,7]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.020%	9/2/21	1,100	1,100
[6,7]	California Educational Facilities Authority College & University Revenue TOB VRDO	0.040%	9/2/21	9,500	9,500
	California Educational Facilities Authority College & University Revenue VRDO	0.010%	9/2/21	16,215	16,215
	California Educational Facilities Authority College & University Revenue VRDO	0.010%	9/2/21	10,700	10,700
	California Educational Facilities Authority College & University Revenue, ETM	5.000%	10/1/25	5,125	6,108

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Educational Facilities Authority College & University Revenue, Prere.	5.000%	6/1/22	1,195	1,237
California Educational Facilities Authority College & University Revenue, Prere.	5.000%	6/1/22	380	393
California Educational Facilities Authority College & University Revenue, Prere.	5.250%	6/1/22	1,150	1,193
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/23	250	272
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/25	305	356
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/27	730	900
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/29	625	799
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/30	290	378
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/35	585	746
California Enterprise Development Authority Local or Guaranteed Housing Revenue	5.000%	8/1/40	845	1,063
California GO	5.000%	9/1/21	1,310	1,310
California GO	5.000%	9/1/21	4,300	4,300
California GO	5.000%	10/1/21	2,575	2,585
California GO	5.000%	11/1/21	2,930	2,954
California GO	5.000%	2/1/22	1,220	1,245
California GO	5.000%	2/1/22	8,320	8,489
California GO	5.000%	4/1/22	28,925	29,750
California GO	5.000%	9/1/22	12,920	13,552
California GO	5.250%	9/1/22	6,005	6,314
California GO	5.000%	11/1/22	31,890	33,709
California GO	5.000%	2/1/23	15,925	16,247
California GO	5.000%	2/1/23	5,240	5,602
California GO	5.000%	8/1/23	11,160	12,199
California GO	5.000%	8/1/23	3,500	3,826
California GO	5.000%	9/1/23	7,110	7,457
California GO	5.000%	9/1/23	10,175	11,165
California GO	5.250%	9/1/23	2,550	2,554
California GO	5.000%	10/1/23	3,325	3,661
California GO	5.000%	10/1/23	12,595	13,870
California GO	5.000%	10/1/23	1,305	1,437
California GO	5.000%	10/1/23	16,135	17,768
California GO	5.000%	10/1/23	6,770	7,455
California GO	5.000%	11/1/23	20,000	22,103
California GO	5.000%	11/1/23	2,280	2,520
California GO	5.000%	12/1/23	2,550	2,828
California GO	5.000%	2/1/24	11,215	11,992
California GO	5.000%	4/1/24	2,500	2,811
California GO	5.000%	8/1/24	1,510	1,721
California GO	5.000%	8/1/24	1,025	1,168
California GO	5.000%	9/1/24	10,000	10,488
California GO	5.000%	9/1/24	1,150	1,315
California GO	5.000%	9/1/24	5,000	5,718
California GO	4.000%	10/1/24	8,000	8,933
California GO	5.000%	10/1/24	8,725	10,010
California GO	5.000%	10/1/24	10,000	11,473
California GO	5.000%	11/1/24	2,255	2,595
California GO	5.000%	12/1/24	30,875	34,235
California GO	5.000%	12/1/24	5,000	5,544
California GO	5.000%	2/1/25	12,900	13,161

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.500%	2/1/25	8,575	10,108
	California GO	4.000%	3/1/25	1,485	1,679
	California GO	5.000%	3/1/25	1,735	2,022
	California GO	5.000%	4/1/25	38,625	45,150
	California GO	5.000%	8/1/25	150	177
	California GO	5.000%	8/1/25	1,665	1,970
	California GO	5.000%	8/1/25	10,185	12,049
	California GO	5.000%	8/1/25	12,430	14,705
	California GO	5.000%	9/1/25	2,185	2,291
	California GO	5.000%	9/1/25	4,895	5,808
	California GO	5.000%	9/1/25	2,190	2,401
	California GO	4.000%	10/1/25	100	115
	California GO	5.000%	10/1/25	13,865	14,920
	California GO	5.000%	10/1/25	345	395
	California GO	5.000%	10/1/25	2,045	2,433
	California GO	5.000%	11/1/25	14,205	16,320
	California GO	5.000%	3/1/26	9,230	10,742
	California GO	5.000%	4/1/26	5,000	6,050
	California GO	5.000%	4/1/26	2,120	2,565
	California GO	5.000%	8/1/26	15,300	18,713
	California GO	5.000%	8/1/26	20,695	25,311
	California GO	5.000%	8/1/26	21,110	25,818
	California GO	5.000%	8/1/26	20,000	24,461
	California GO	5.000%	9/1/26	720	883
	California GO	5.000%	9/1/26	5,540	6,793
	California GO	5.000%	9/1/26	100	123
	California GO	5.000%	10/1/26	16,445	20,217
	California GO	5.000%	10/1/26	10,085	12,203
	California GO	5.000%	10/1/26	1,270	1,561
	California GO	4.000%	11/1/26	2,540	3,001
	California GO	5.000%	11/1/26	4,705	5,799
	California GO	5.000%	11/1/26	9,160	11,289
	California GO	3.500%	8/1/27	26,345	30,864
	California GO	5.000%	8/1/27	20,515	25,046
	California GO	5.000%	8/1/27	3,160	3,727
	California GO	5.000%	8/1/27	225	283
	California GO	5.000%	10/1/27	13,915	14,980
	California GO	5.000%	10/1/27	8,095	10,236
	California GO	5.000%	10/1/27	8,280	9,977
	California GO	5.250%	10/1/27	5,000	5,021
	California GO	5.000%	11/1/27	100	127
	California GO	5.000%	11/1/27	5,175	6,558
	California GO	5.000%	11/1/27	25,000	31,683
	California GO	5.000%	12/1/27	12,240	15,547
	California GO	5.000%	8/1/28	1,905	2,315
	California GO	5.000%	8/1/28	6,510	7,676
	California GO	5.000%	8/1/28	20,355	25,499
	California GO	4.000%	9/1/28	7,000	8,178
	California GO	5.000%	9/1/28	17,715	21,586
[10]	California GO	5.000%	9/1/28	4,500	5,820
	California GO	5.250%	9/1/28	4,245	4,252
	California GO	5.000%	10/1/28	1,975	2,559
	California GO	5.000%	11/1/28	12,375	15,608
	California GO	5.000%	11/1/28	4,165	5,408
	California GO	5.000%	12/1/28	7,750	10,084
	California GO	5.250%	2/1/29	2,790	2,849
	California GO	3.000%	3/1/29	2,230	2,411
	California GO	5.000%	5/1/29	17,945	20,175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	8/1/29	10,840	13,169
	California GO	5.000%	8/1/29	44,340	53,868
	California GO	5.000%	9/1/29	3,225	3,928
	California GO	5.000%	9/1/29	9,425	11,479
	California GO	5.000%	9/1/29	6,000	6,010
[10]	California GO	5.000%	9/1/29	4,500	5,957
	California GO	5.000%	10/1/29	19,290	20,757
	California GO	5.000%	10/1/29	18,695	22,423
	California GO	5.000%	10/1/29	7,855	10,141
	California GO	5.000%	11/1/29	5,000	5,522
	California GO	5.000%	12/1/29	3,500	4,659
	California GO	5.000%	3/1/30	250	290
	California GO	5.000%	5/1/30	13,870	15,578
	California GO	5.000%	8/1/30	19,935	24,197
	California GO	5.000%	8/1/30	6,555	7,956
	California GO	5.000%	9/1/30	9,180	10,844
	California GO	5.000%	9/1/30	1,000	1,002
[10]	California GO	5.000%	9/1/30	3,400	4,592
	California GO	5.250%	9/1/30	5,000	5,498
	California GO	5.000%	10/1/30	5,800	6,625
	California GO	5.000%	10/1/30	1,935	2,551
	California GO	4.000%	11/1/30	14,470	17,338
	California GO	5.000%	11/1/30	9,070	11,438
	California GO	5.000%	11/1/30	15,770	21,381
	California GO	5.000%	12/1/30	3,760	4,158
	California GO	5.000%	12/1/30	2,500	3,396
	California GO	5.000%	4/1/31	12,445	17,003
	California GO	5.000%	5/1/31	13,010	14,597
	California GO	5.000%	8/1/31	10,015	11,569
	California GO	5.000%	8/1/31	22,300	27,031
	California GO	5.250%	8/1/31	5,755	6,844
	California GO	5.000%	9/1/31	5,655	6,875
[10]	California GO	5.000%	9/1/31	5,455	7,520
	California GO	5.000%	10/1/31	5,500	6,275
	California GO	5.000%	10/1/31	9,105	11,988
	California GO	4.000%	11/1/31	15,000	17,913
	California GO	5.000%	11/1/31	1,705	2,148
	California GO	5.000%	11/1/31	5,000	6,743
	California GO	5.000%	11/1/31	4,000	5,395
	California GO	5.000%	12/1/31	6,000	6,630
	California GO	5.000%	12/1/31	1,000	1,205
	California GO	5.000%	2/1/32	2,540	2,591
	California GO	5.000%	3/1/32	1,000	1,323
	California GO	5.000%	4/1/32	15,025	20,925
	California GO	4.000%	8/1/32	545	631
	California GO	5.000%	8/1/32	5,000	5,883
[2]	California GO	5.250%	8/1/32	28,905	40,723
	California GO	5.250%	8/1/32	2,025	2,407
	California GO	4.000%	9/1/32	590	685
	California GO	5.000%	9/1/32	15,110	18,353
[10]	California GO	5.000%	9/1/32	6,000	8,241
	California GO	5.000%	10/1/32	23,535	26,829
	California GO	4.000%	11/1/32	12,175	14,504
	California GO	5.000%	11/1/32	7,080	9,083
	California GO	5.000%	12/1/32	1,000	1,203
	California GO	5.000%	2/1/33	1,760	1,877
	California GO	5.000%	2/1/33	1,750	1,785
	California GO	5.000%	3/1/33	4,395	5,090

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California GO	5.000%	3/1/33	2,500	3,287
California GO	5.000%	4/1/33	180	233
California GO	5.000%	4/1/33	13,000	14,531
California GO	4.000%	8/1/33	15,190	17,562
California GO	5.000%	8/1/33	1,270	1,537
California GO	5.000%	8/1/33	3,495	3,957
California GO	5.000%	8/1/33	515	643
California GO	4.000%	9/1/33	750	869
California GO	5.000%	9/1/33	3,830	4,186
California GO	5.000%	9/1/33	25,075	30,443
California GO	3.000%	10/1/33	2,150	2,438
California GO	5.000%	10/1/33	7,000	7,820
California GO	3.000%	11/1/33	5,000	5,733
California GO	4.000%	11/1/33	12,500	14,853
California GO	5.000%	3/1/34	4,000	5,242
California GO	4.000%	8/1/34	18,290	21,103
California GO	5.000%	8/1/34	1,575	1,851
California GO	5.000%	8/1/34	5,160	6,429
California GO	4.000%	9/1/34	2,870	3,318
California GO	4.000%	9/1/34	4,725	5,463
California GO	4.000%	9/1/34	26,130	30,210
California GO	5.000%	9/1/34	21,075	25,541
California GO	3.000%	10/1/34	1,150	1,300
California GO	5.000%	10/1/34	9,200	10,479
California GO	3.000%	11/1/34	1,800	2,050
California GO	4.000%	11/1/34	10,895	12,916
California GO	5.000%	11/1/34	4,000	5,324
California GO	5.000%	12/1/34	600	721
California GO	5.000%	4/1/35	40,260	44,946
California GO	3.500%	8/1/35	1,185	1,283
California GO	5.000%	8/1/35	9,015	10,884
California GO	5.000%	8/1/35	10,000	11,740
California GO	4.000%	9/1/35	3,490	4,031
California GO	5.000%	9/1/35	9,885	11,969
California GO	3.000%	10/1/35	9,185	10,347
California GO	5.000%	10/1/35	17,500	20,885
California GO	3.000%	11/1/35	1,280	1,450
California GO	4.000%	11/1/35	2,610	3,231
California GO	5.000%	11/1/35	1,000	1,254
California GO	5.000%	11/1/35	3,810	4,779
California GO	5.000%	11/1/35	4,000	5,309
California GO	4.000%	3/1/36	18,355	22,350
California GO	5.000%	4/1/36	140	180
California GO	5.000%	4/1/36	16,375	18,267
California GO	3.000%	9/1/36	150	161
California GO	5.000%	9/1/36	10,705	12,950
California GO	3.000%	10/1/36	9,000	10,040
California GO	4.000%	11/1/36	2,150	2,541
California GO	4.000%	11/1/36	5,000	6,169
California GO	5.000%	11/1/36	4,180	5,237
California GO	5.000%	11/1/36	4,000	5,300
California GO	4.000%	3/1/37	25,500	30,912
California GO	5.000%	4/1/37	21,895	24,407
California GO	4.000%	9/1/37	350	363
California GO	5.000%	9/1/37	370	447
California GO	3.000%	10/1/37	8,250	9,137
California GO	4.000%	10/1/37	11,565	14,113
California GO	4.000%	11/1/37	5,000	6,139

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	11/1/37	7,000	8,910
	California GO	5.000%	11/1/37	10,050	12,585
	California GO	4.000%	3/1/38	17,500	21,131
	California GO	5.000%	4/1/38	10,115	11,267
	California GO	4.000%	11/1/38	9,000	11,005
	California GO	4.000%	10/1/39	18,785	22,815
	California GO	4.000%	10/1/39	200	227
	California GO	4.000%	11/1/39	5,425	6,615
	California GO	5.000%	11/1/39	6,250	7,927
	California GO	4.000%	3/1/40	5,000	6,000
	California GO	3.000%	11/1/40	2,350	2,595
	California GO	4.000%	11/1/40	2,740	3,328
[10]	California GO	5.000%	9/1/41	15,000	19,971
	California GO	3.000%	11/1/41	1,375	1,510
	California GO	4.000%	11/1/41	3,850	4,348
	California GO	5.000%	4/1/42	1,050	1,079
	California GO	4.000%	11/1/45	4,000	4,499
[6,7]	California GO TOB VRDO	0.020%	9/2/21	9,240	9,240
[6,7]	California GO TOB VRDO	0.040%	9/2/21	6,900	6,900
[6,7]	California GO TOB VRDO	0.040%	9/2/21	5,300	5,300
[7]	California GO VRDO	0.010%	9/1/21	10,740	10,740
[7]	California GO VRDO	0.010%	9/1/21	16,710	16,710
[7]	California GO VRDO	0.010%	9/1/21	5,425	5,425
[7]	California GO VRDO	0.010%	9/1/21	7,330	7,330
[7]	California GO VRDO	0.020%	9/1/21	4,655	4,655
[7]	California GO VRDO	0.010%	9/2/21	27,200	27,200
	California GO, Prere.	5.250%	9/1/21	1,755	1,755
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/21	1,095	1,098
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/21	1,055	1,059
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	3,930	3,969
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/21	1,455	1,469
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/22	1,090	1,111
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	875	907
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	260	269
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	175	182
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	365	382
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	560	586
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/22	2,250	2,344
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/22	2,450	2,579
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	2,075	2,196
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/22	3,500	3,693
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/23	1,705	1,803
[10]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/23	685	715

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	760	787
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/23	305	330
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/23	340	356
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	340	371
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	1,855	1,941
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	2,500	2,764
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,525	1,614
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/23	1,520	1,609
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/24	3,025	3,310
[10]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	1,340	1,456
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/24	320	361
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	370	418
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/24	5,000	5,260
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	850	973
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,075	1,238
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	2,655	3,057
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	7,410	7,836
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	1,700	1,799
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/25	3,355	3,784
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	5,175	5,545
[10]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/25	1,650	1,857
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	310	321
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/25	445	520
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	500	584
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	2,610	2,995
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/25	5,000	5,259
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	425	485
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	135	161
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	750	895
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,555	4,241

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	3,025	3,200
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	760	767
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/26	2,280	2,640
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	2,565	2,748
[10]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/26	1,000	1,161
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	805	832
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/26	470	566
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	750	875
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/26	450	498
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/26	2,700	3,097
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	775	883
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	250	308
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,000	1,058
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	6,980	8,334
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	1,085	1,336
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	2,750	3,387
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,250	1,549
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/27	5,080	5,837
[10]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	275	328
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/27	370	459
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/27	340	390
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	150	190
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	25	32
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	265	335
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	500	632
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	4,005	4,217
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	1,000	1,265
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	500	574
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	2,000	2,115
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	860	868

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	3,000	3,463
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	1,395	1,595
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/28	4,660	4,916
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/28	515	655
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	880	1,023
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	109
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/28	1,840	2,105
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	909
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	350	454
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	700	909
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,250	1,537
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	875	1,100
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	575	660
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	1,175	1,186
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,000	1,153
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/29	540	702
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	855	992
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,995	5,436
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/29	500	571
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/29	1,550	1,759
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/29	1,000	1,251
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	500	665
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	850	1,130
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	165	207
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	7,250	8,643
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	875	1,075
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	1,750	2,008
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/29	8,790	9,231
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	1,520	1,872
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/30	2,205	2,541

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/30	1,900	2,524
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/1/30	210	241
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	1,730	2,087
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	2,015	2,459
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/30	4,000	4,564
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,085	1,439
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	500	679
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	615	836
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,200	1,429
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,180	1,448
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/30	1,500	1,720
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	5,930	6,828
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/31	2,085	2,353
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/31	4,000	5,296
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	870	1,005
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	1,300	1,567
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	235	287
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	2,200	2,681
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/31	5,000	5,697
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	1,000	1,321
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	2,000	2,016
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	750	1,040
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/31	600	832
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,935	2,303
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,275	1,563
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	1,400	1,753
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/31	890	1,020
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.750%	2/1/32	1,205	1,343
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	2,610	3,003
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/32	2,765	3,113

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	3,040	3,989
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/32	8,360	11,029
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	1,780	2,142
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/32	370	451
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	500	637
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/32	1,700	2,167
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	460	575
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,425	1,745
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	3,170	3,965
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	12,500	13,215
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/32	1,000	1,009
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,105	3,811
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,295	3,789
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	5,055	5,681
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/33	24,220	25,529
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/33	2,500	3,267
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/33	2,730	3,584
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	6,690	7,273
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	1,790	2,152
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	620	753
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	110	134
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/33	5,045	5,726
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/33	1,110	1,407
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/33	1,500	1,903
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/33	1,310	1,720
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	265	331
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/33	3,580	4,378
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	2,510	3,078
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	3,310	3,804
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/34	2,730	3,062

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	775	1,010
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/34	2,870	3,755
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	820	935
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/34	1,520	1,660
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	1,645	1,995
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/34	2,250	2,565
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/34	5,650	6,411
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	1,020	1,284
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/34	905	1,139
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/34	1,210	1,584
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	415	518
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	4,065	4,966
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	400	497
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/34	700	801
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,500	5,509
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,020	4,617
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/35	2,910	3,259
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/35	3,500	4,221
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/35	19,100	21,784
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	3,650	4,419
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/35	8,010	9,124
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	240	292
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	1,500	1,882
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/35	1,900	2,384
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	3,200	3,906
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	5,015	6,250
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	550	682
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	7,360	9,173
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	1,595	1,824
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/35	4,465	4,717

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	3,000	3,667
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,675	3,214
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/36	3,160	4,103
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/36	12,500	14,251
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/36	4,100	4,954
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/36	3,445	3,921
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/36	1,455	1,633
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	250	303
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/36	1,100	1,376
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	3,450	4,207
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	5,230	6,511
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,050	1,300
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	6,745	8,397
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	1,255	1,434
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/36	760	948
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	6,000	7,188
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/37	1,360	1,640
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	3,500	3,913
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/37	3,500	3,913
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/37	270	327
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	28,320	35,216
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	5,285	6,572
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/37	800	914
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	4,600	5,498
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/38	2,445	2,924
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	1,750	1,951
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/38	3,835	4,275
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	25,310	29,605
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/38	365	440
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/38	180	205

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	8,060	10,010
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/38	1,835	2,094
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/39	465	517
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	530	632
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/39	2,585	3,084
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/39	2,625	2,917
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	1,440	1,642
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/39	400	422
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	5,750	6,830
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/40	700	879
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/40	690	814
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/41	5,000	4,883
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/43	1,410	1,484
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	40,000	42,248
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/22	5,000	5,281
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	3/1/24	12,900	13,518
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/1/24	500	559
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	3.000%	8/15/25	5,000	5,526
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/25	16,000	17,074
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/25	49,550	58,893
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/27	26,735	33,551
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.040%	9/2/21	17,565	17,565
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.050%	9/2/21	23	22
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	9/2/21	7,435	7,435
[6,7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.090%	9/2/21	15,500	15,500
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	1,400	1,400
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	10,235	10,235
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	8,600	8,600
[7]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	3,300	3,300

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/21	500	505
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/22	200	212
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/23	500	554
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/24	420	485
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/15/25	485	581
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	3.250%	11/15/25	60	67
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	400	479
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	1,025	1,227
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	540	646
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	170	203
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	1,005	1,203
California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/15/25	20	24
California Housing Finance Local or Guaranteed Housing Revenue	4.000%	3/20/33	43,847	52,350
California Housing Finance Local or Guaranteed Housing Revenue	4.250%	1/15/35	6,137	7,559
California Housing Finance Local or Guaranteed Housing Revenue	3.500%	11/20/35	55,818	66,083
California Housing Finance Local or Guaranteed Housing Revenue	2.500%	2/1/38	5,147	5,212
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/26	560	651
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/27	555	657
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/28	500	602
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/29	600	732
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/30	500	618
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/31	795	1,045
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/32	750	982
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/33	525	685
California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/35	1,570	2,032
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/36	850	1,015
California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/38	1,785	2,120

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/40	1,935	2,283
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/37	2,500	3,090
[6,7]	California Infrastructure & Economic Development Bank College & University Revenue TOB VRDO	0.040%	9/2/21	3,200	3,200
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	1,505	1,608
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	18,770	20,052
	California Infrastructure & Economic Development Bank Electric Power & Light Revenue, Prere.	5.000%	2/1/23	60	64
[8]	California Infrastructure & Economic Development Bank GO PUT, SIFMA Municipal Swap Index Yield + 0.350%	0.370%	8/1/24	2,500	2,500
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/28	1,105	1,333
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/29	740	890
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/30	1,095	1,314
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/31	1,225	1,470
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/32	1,140	1,367
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/33	1,110	1,329
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Sanford Consortium Project)	5.000%	5/15/34	2,850	3,406
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/24	525	580
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	4.000%	8/1/25	570	647
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/26	510	618
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/27	1,150	1,432
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/28	580	739
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/29	1,710	2,227
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/31	1,555	2,011
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/32	1,800	2,323
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/34	660	848
	California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/35	1,000	1,282

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/36	2,500	3,198
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/37	1,365	1,741
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/38	1,260	1,604
California Infrastructure & Economic Development Bank Lease (Abatement) Revenue	5.000%	8/1/39	2,460	3,124
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/22	455	472
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	2,515	2,723
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/23	250	272
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/24	610	692
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/26	800	974
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/26	860	1,040
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	7/1/27	1,775	2,147
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/27	840	1,021
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/28	595	721
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	7/1/29	985	1,139
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/29	1,000	1,209
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/31	1,760	2,016
California Infrastructure & Economic Development Bank Miscellaneous Revenue	5.000%	9/1/32	2,515	3,030
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/34	715	812
California Infrastructure & Economic Development Bank Miscellaneous Revenue	4.000%	9/1/35	750	848
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	4.000%	10/1/22	1,000	1,042
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/22	1,785	1,879
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/24	1,300	1,493
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/25	1,525	1,818
California Infrastructure & Economic Development Bank Miscellaneous Revenue, ETM	5.000%	10/1/26	1,510	1,858
California Infrastructure & Economic Development Bank Miscellaneous Revenue, Prere.	5.000%	10/1/23	125	138
California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/26	11,560	12,091
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/21	810	817

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/22	1,500	1,539
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/23	1,150	1,224
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/24	1,300	1,442
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/25	12,455	14,206
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/25	1,365	1,565
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,430	1,686
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/26	1,245	1,468
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	7/1/26	4,150	4,933
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/26	1,075	1,186
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/27	1,500	1,794
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	1/1/28	7,890	9,670
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	1,500	1,653
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/29	12,000	15,848
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/30	10,060	13,650
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/34	2,285	2,517
California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	11/1/35	2,000	2,203
California Infrastructure & Economic Development Bank Recreational Revenue PUT	1.200%	6/1/28	48,750	49,357
California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/23	4,000	4,405
California Infrastructure & Economic Development Bank Water Revenue	5.000%	10/1/25	5,000	5,961
California Municipal Finance Authority College & University Revenue	5.000%	10/1/21	375	376
California Municipal Finance Authority College & University Revenue	5.000%	10/1/21	195	196
California Municipal Finance Authority College & University Revenue	5.000%	4/1/22	1,000	1,028
California Municipal Finance Authority College & University Revenue	5.000%	6/1/22	350	363
California Municipal Finance Authority College & University Revenue	5.000%	10/1/22	335	352
California Municipal Finance Authority College & University Revenue	5.000%	11/1/22	1,545	1,630
California Municipal Finance Authority College & University Revenue	5.000%	4/1/23	1,285	1,382
California Municipal Finance Authority College & University Revenue	5.000%	6/1/23	625	677
California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	375	410
California Municipal Finance Authority College & University Revenue	5.000%	10/1/23	340	371
California Municipal Finance Authority College & University Revenue	5.000%	11/1/23	1,620	1,785

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Municipal Finance Authority College & University Revenue	5.000%	4/1/24	1,325	1,483
California Municipal Finance Authority College & University Revenue	5.000%	6/1/24	410	463
California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	375	425
California Municipal Finance Authority College & University Revenue	5.000%	10/1/24	275	312
California Municipal Finance Authority College & University Revenue	5.000%	11/1/24	550	630
California Municipal Finance Authority College & University Revenue	5.000%	1/1/25	650	746
California Municipal Finance Authority College & University Revenue	5.000%	4/1/25	1,180	1,370
California Municipal Finance Authority College & University Revenue	5.000%	6/1/25	1,000	1,171
California Municipal Finance Authority College & University Revenue	4.000%	10/1/25	100	107
California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	305	357
California Municipal Finance Authority College & University Revenue	5.000%	10/1/25	550	643
California Municipal Finance Authority College & University Revenue	5.000%	11/1/25	605	718
California Municipal Finance Authority College & University Revenue	5.000%	1/1/26	1,975	2,342
California Municipal Finance Authority College & University Revenue	4.000%	10/1/26	375	400
California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	300	361
California Municipal Finance Authority College & University Revenue	5.000%	10/1/26	715	859
California Municipal Finance Authority College & University Revenue	5.000%	11/1/26	635	776
California Municipal Finance Authority College & University Revenue	5.000%	1/1/27	1,170	1,426
California Municipal Finance Authority College & University Revenue	5.000%	4/1/27	1,000	1,152
California Municipal Finance Authority College & University Revenue	5.000%	6/1/27	2,565	3,181
California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	1,210	1,494
California Municipal Finance Authority College & University Revenue	5.000%	10/1/27	660	812
California Municipal Finance Authority College & University Revenue	4.000%	11/1/27	500	597
California Municipal Finance Authority College & University Revenue	5.000%	11/1/27	680	853
California Municipal Finance Authority College & University Revenue	5.000%	1/1/28	860	1,074
California Municipal Finance Authority College & University Revenue	5.000%	4/1/28	1,140	1,307
California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	1,020	1,289
California Municipal Finance Authority College & University Revenue	5.000%	10/1/28	520	634
California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	700	898
California Municipal Finance Authority College & University Revenue	5.000%	11/1/28	550	705

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Municipal Finance Authority College & University Revenue	5.000%	1/1/29	500	619
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	660	715
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	810	982
California Municipal Finance Authority College & University Revenue	5.000%	10/1/29	450	565
California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	500	654
California Municipal Finance Authority College & University Revenue	5.000%	11/1/29	300	393
California Municipal Finance Authority College & University Revenue	5.000%	1/1/30	785	965
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	500	541
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	585	706
California Municipal Finance Authority College & University Revenue	5.000%	10/1/30	225	280
California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	525	698
California Municipal Finance Authority College & University Revenue	5.000%	11/1/30	300	399
California Municipal Finance Authority College & University Revenue	5.000%	1/1/31	1,020	1,247
California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	2,140	2,576
California Municipal Finance Authority College & University Revenue	5.000%	10/1/31	225	279
California Municipal Finance Authority College & University Revenue	5.000%	11/1/31	650	865
California Municipal Finance Authority College & University Revenue	5.000%	1/1/32	855	1,043
California Municipal Finance Authority College & University Revenue	5.000%	10/1/32	1,190	1,430
California Municipal Finance Authority College & University Revenue	5.000%	11/1/32	725	958
California Municipal Finance Authority College & University Revenue	5.000%	1/1/33	860	1,046
California Municipal Finance Authority College & University Revenue	5.000%	10/1/33	450	555
California Municipal Finance Authority College & University Revenue	5.000%	11/1/33	720	945
California Municipal Finance Authority College & University Revenue	5.000%	1/1/34	1,160	1,408
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	570	680
California Municipal Finance Authority College & University Revenue	5.000%	10/1/34	1,225	1,505
California Municipal Finance Authority College & University Revenue	4.000%	11/1/34	785	956
California Municipal Finance Authority College & University Revenue	5.000%	4/1/35	3,530	3,960
California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	1,100	1,312
California Municipal Finance Authority College & University Revenue	5.000%	10/1/35	225	276
California Municipal Finance Authority College & University Revenue	4.000%	11/1/35	645	782

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/36	1,960	2,365
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	745	888
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,250	1,530
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/36	1,000	1,271
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/36	850	1,024
	California Municipal Finance Authority College & University Revenue	5.000%	1/1/37	1,015	1,223
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	575	702
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/37	600	760
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/37	375	449
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/38	1,000	1,264
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/38	875	1,040
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	835	1,053
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/39	530	627
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/39	600	711
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/40	540	639
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,400	1,691
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	1/1/28	1,835	2,217
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	1,185	1,505
	California Municipal Finance Authority College & University Revenue, Prere.	5.000%	1/1/28	510	648
	California Municipal Finance Authority Electric Power & Light Revenue	5.000%	10/1/24	1,610	1,844
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	500	510
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/22	1,000	1,020
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/22	1,000	1,038
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	835	892
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/23	1,000	1,068
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	2,465	2,636
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	1,000	1,091
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/23	50	51
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	3,435	3,828
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/24	500	557

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	1,000	1,127
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,825	2,060
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	1,000	1,129
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/24	425	486
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	12/1/24	55	57
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	1,700	1,969
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/25	650	753
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	2,350	2,742
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,490	1,739
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,100	1,277
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	1,000	1,161
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/25	530	624
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/25	100	108
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	2,275	2,724
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/26	700	810
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	2,475	2,944
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,000	1,190
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/26	475	569
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	12/1/26	100	109
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	1,625	2,004
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/27	600	694
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	710	878
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	3,820	4,520
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	1,000	1,217
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	360	404
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/27	650	792
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	1,000	1,226
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/28	750	867
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/28	250	271
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,365	1,682

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	1,500	1,772
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	3,500	4,343
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/28	450	553
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/28	115	135
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/29	1,895	2,189
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,520	1,862
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/29	1,355	1,563
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/29	1,250	1,489
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/29	50	59
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,000	1,221
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	770	940
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	1,600	1,875
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/30	105	125
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/31	3,470	4,003
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,005	1,225
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,000	1,219
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/31	1,850	2,195
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	3,660	4,454
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/32	3,655	4,214
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	900	1,096
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,225	3,918
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/33	3,835	4,419
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,500	1,824
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,030	1,252
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,250	5,151
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/34	4,035	4,646
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,575	1,912
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,675	5,656
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/35	4,000	4,603
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,000	2,425

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	1,745	2,116
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/36	2,000	2,415
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,800	2,180
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,900	2,301
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/36	8,960	10,569
[6]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/36	175	205
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/37	1,700	2,047
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	1,615	1,953
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/40	225	247
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/42	100	112
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/32	505	597
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	5.000%	5/15/37	250	294
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/26	630	768
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/28	940	1,164
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/30	1,435	1,768
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/31	1,380	1,697
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/35	1,475	1,803
	California Municipal Finance Authority Industrial Revenue VRDO	0.010%	9/1/21	24,040	24,040
	California Municipal Finance Authority Industrial Revenue VRDO	0.010%	9/1/21	12,930	12,930
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/31	1,455	1,750
[1]	California Municipal Finance Authority Lease Revenue	5.000%	8/1/36	1,805	2,155
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/22	700	722
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/22	325	340
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	1,250	1,345
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	400	432
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/23	400	434
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	735	828

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,425	2,804
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	500	583
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	2,550	3,038
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	570	685
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	400	480
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,925	2,353
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	1,000	1,234
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	500	616
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	1,385	1,750
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	2,400	3,036
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	400	504
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,500	1,892
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,000	1,274
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	1,450	1,851
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	500	643
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	3,045	3,836
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/30	600	787
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	8/15/30	1,000	1,100
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,000	3,775
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	3,820	4,869
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/31	500	669
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	500	634
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/33	1,345	1,649
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	1,450	1,829
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/34	1,450	1,771
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/35	1,450	1,766
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,499
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,265	2,837
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	6/1/35	1,270	1,450
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/36	2,530	3,158

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/36	13,446	14,454
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/37	1,670	2,022
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	2,300	2,858
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/38	935	1,161
[1]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/40	1,440	1,727
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/22	690	712
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/23	150	162
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/24	1,025	1,147
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/26	1,130	1,341
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/31	600	717
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/37	1,000	1,108
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/30	520	621
[6]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/40	3,035	3,506
[6]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	1.300%	2/3/25	9,800	10,086
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/31	3,955	4,430
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/32	4,220	4,723
	California Municipal Finance Authority Water Revenue (Anaheim Water System Project)	4.000%	10/1/33	4,390	4,904
	California Municipal Finance Authority Water Revenue (Anaheim Water Systems Project)	4.000%	10/1/40	4,000	4,383
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/21	215	216
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/22	245	254
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/23	290	311
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/24	500	520
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/24	385	425
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/25	440	471
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/25	400	452
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/26	440	482
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/26	415	480
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/27	440	493
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/27	400	471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/28	450	512
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/15/28	365	436
[6]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	2.375%	11/15/28	1,000	1,015
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/29	500	579
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/30	490	576
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/31	520	615
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/37	645	764
[10]	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	1/1/43	12,000	13,940
[6]	California Public Finance Authority Health, Hospital, Nursing Home Revenue (Enso Village Project)	2.125%	11/15/27	2,950	2,988
	California Public Finance Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	10/15/31	685	830
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	21,610	21,610
[7]	California Public Finance Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	19,865	19,865
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/22	100	104
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/22	175	182
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/22	1,410	1,469
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/23	635	677
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/23	100	108
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/23	435	473
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/23	725	788
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/24	660	725
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/24	130	146
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	455	513
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/24	905	1,021
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/25	685	772
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/25	100	116
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	380	444
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/25	330	385
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/26	715	825
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/26	105	125
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/26	255	297

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/27	110	134
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	530	616
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/27	225	262
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/28	770	877
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/28	160	199
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/28	280	325
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/29	700	823
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/29	330	419
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/29	300	347
[6]	California School Finance Authority Charter School Aid Revenue	3.000%	7/1/30	365	387
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/30	835	980
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/30	300	346
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/31	260	290
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/32	460	537
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/33	485	565
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/34	510	593
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/36	2,045	2,339
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/38	465	530
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/40	1,500	1,702
[6]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/40	1,000	1,205
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/41	775	845
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/51	125	134
[6]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/61	300	319
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/22	335	349
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/23	345	374
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/24	320	359
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/25	150	173
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/26	150	178

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/27	160	195
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/28	190	236
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/35	1,000	1,127
[6]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/38	2,000	2,400
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/24	100	112
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/25	105	121
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/26	110	131
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/27	100	122
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/28	100	124
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/29	100	127
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/30	100	129
[6]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/40	1,600	1,856
[6]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/22	135	141
[6]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/23	75	82
[6]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/24	100	114
[6]	California School Finance Authority Charter School Aid Revenue, ETM	5.000%	8/1/25	25	30
[6]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	25	30
[6]	California School Finance Authority Charter School Aid Revenue, Prere.	5.000%	8/1/25	205	242
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/26	160	187
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/27	230	274
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/28	215	260
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/29	260	319
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/30	570	709
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/32	765	931
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/33	930	1,121

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,7]	California State Health Facility Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.040%	9/2/21	10,000	10,000
[1,6,7]	California State Municipal Finance Authority Student Housing Local or Guaranteed Housing Revenue TOB VRDO	0.070%	9/2/21	5,960	5,960
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/21	5,945	5,969
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/21	7,620	7,650
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/21	1,425	1,431
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/21	2,965	3,001
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/21	1,110	1,123
	California State Public Works Board Lease (Abatement) Revenue	5.000%	3/1/22	1,600	1,639
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/22	2,975	3,072
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/22	4,440	4,584
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/22	9,425	9,767
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/22	3,230	3,388
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	6,250	6,581
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	5,860	6,170
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/22	1,500	1,579
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/22	1,195	1,268
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/23	5,295	5,724
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	3,285	3,615
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/23	2,350	2,586
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/24	5,560	6,267
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/24	2,085	2,296
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/24	1,500	1,663
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/24	4,330	4,946
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/24	1,955	2,240
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/25	3,140	3,688
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/25	1,000	1,149
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/25	50	57
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/26	5,100	6,088
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/26	2,115	2,494
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/26	1,500	1,778

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/26	1,700	1,934
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/27	6,150	7,572
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/27	2,635	3,279
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/27	6,435	8,027
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/27	5,000	6,064
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/27	4,000	4,875
	California State Public Works Board Lease (Abatement) Revenue	5.000%	12/1/27	455	542
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/28	6,750	8,517
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/28	4,000	4,952
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/28	4,625	5,401
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	5,865	6,349
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/28	5,000	6,218
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/28	3,000	3,746
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/28	13,840	17,379
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/29	23,850	30,731
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/29	5,235	6,480
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/29	1,175	1,371
	California State Public Works Board Lease (Abatement) Revenue	5.000%	6/1/29	9,030	9,773
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/29	13,750	17,637
	California State Public Works Board Lease (Abatement) Revenue	5.000%	10/1/29	12,260	15,385
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/30	14,510	19,032
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/30	2,435	3,011
	California State Public Works Board Lease (Abatement) Revenue	5.000%	5/1/30	1,250	1,458
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/30	9,500	12,394
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/31	18,200	24,354
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/31	13,890	18,432
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/31	5,000	5,671
[2]	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/31	1,050	1,148
	California State Public Works Board Lease (Abatement) Revenue	5.750%	10/1/31	6,000	6,027
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	2/1/32	6,000	8,196

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/32	2,000	2,467
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/32	14,000	18,455
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/32	5,025	5,696
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/32	5,015	5,750
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/33	500	616
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/33	5,250	6,891
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/33	5,000	5,665
	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/33	300	325
	California State Public Works Board Lease (Abatement) Revenue	5.250%	10/1/33	3,000	3,438
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/34	2,575	3,169
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/34	7,500	9,808
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/34	19,120	21,650
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/35	2,500	3,263
	California State Public Works Board Lease (Abatement) Revenue	4.500%	9/1/35	25,000	27,742
[10]	California State Public Works Board Lease (Abatement) Revenue	5.000%	8/1/36	11,250	14,637
[2]	California State Public Works Board Lease (Abatement) Revenue	3.000%	10/1/36	3,480	3,747
	California State Public Works Board Lease (Abatement) Revenue	5.000%	9/1/39	16,245	18,343
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/24	400	405
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/25	1,525	1,635
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.250%	12/1/25	1,575	1,595
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/26	1,600	1,715
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/27	7,000	7,083
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/28	2,860	3,064
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/28	4,980	5,039
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/29	2,500	2,678
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	12/1/29	5,000	5,059
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/32	3,200	3,423
	California State Public Works Board Lease (Abatement) Revenue (Judicial Council Projects)	5.000%	3/1/33	1,650	1,765
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/22	1,600	1,691
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/23	2,765	2,989

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/23	1,035	1,094
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	2,055	2,170
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/24	10	11
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	5,765	6,869
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/25	3,610	3,812
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/26	3,205	3,882
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/26	10,000	12,302
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/27	5,030	6,158
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/27	3,350	4,179
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/27	5,175	6,354
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	2,630	3,407
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/28	16,235	19,842
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/29	3,695	4,716
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/30	14,980	17,506
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/30	1,000	1,334
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/30	5,595	6,224
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/31	1,750	2,319
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/31	1,000	1,364
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/31	3,805	4,761
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/31	1,650	1,739
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/31	7,150	7,952
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/32	2,390	3,153
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	4/1/32	3,800	4,417
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	5/1/32	1,275	1,733
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	10/1/32	4,520	5,660
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/32	3,965	4,945
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/32	11,465	12,082
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/33	1,800	2,360
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/33	3,815	3,949
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/33	3,250	3,959

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.500%	11/1/33	4,670	5,187
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	3/1/34	1,370	1,790
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.000%	11/1/34	4,025	4,124
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/35	675	824
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/36	625	759
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/36	900	1,113
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/37	5,050	5,193
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/38	1,125	1,379
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/38	915	1,005
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/39	1,000	1,201
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/39	1,500	1,834
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/40	750	897
California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/40	6,425	7,810
California State Public Works Board Lease (Abatement) Revenue (Various State Projects), Prere.	5.000%	9/1/22	3,000	3,146
California State Public Works Board Lease (Abatement) Revenue (Various State Projects), Prere.	5.000%	9/1/22	3,000	3,146
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	10/1/21	1,650	1,657
California State Public Works Board Lease (Abatement) Revenue, ETM	5.000%	12/1/21	5,400	5,465
California State University College & University Revenue	5.000%	11/1/21	6,310	6,361
California State University College & University Revenue	5.000%	11/1/22	1,545	1,634
California State University College & University Revenue	5.000%	11/1/22	2,500	2,643
California State University College & University Revenue	5.000%	11/1/23	1,500	1,658
California State University College & University Revenue	5.000%	11/1/26	1,400	1,727
California State University College & University Revenue	5.000%	11/1/27	2,155	2,571
California State University College & University Revenue	5.000%	11/1/27	1,500	1,902
California State University College & University Revenue	5.000%	11/1/28	2,635	3,141
California State University College & University Revenue	5.000%	11/1/28	500	652
California State University College & University Revenue	5.000%	11/1/30	1,300	1,569
California State University College & University Revenue	5.000%	11/1/30	2,920	3,466
California State University College & University Revenue	5.000%	11/1/30	600	796
California State University College & University Revenue	5.000%	11/1/31	10,080	11,946

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue	5.000%	11/1/31	8,350	10,062
	California State University College & University Revenue	5.000%	11/1/31	400	529
	California State University College & University Revenue	5.000%	11/1/32	13,145	15,560
	California State University College & University Revenue	5.000%	11/1/32	6,180	7,649
	California State University College & University Revenue	5.000%	11/1/32	5,335	6,418
	California State University College & University Revenue	5.000%	11/1/33	6,270	7,746
	California State University College & University Revenue	5.000%	11/1/33	10,155	12,196
	California State University College & University Revenue	5.000%	11/1/33	5,775	6,833
	California State University College & University Revenue	4.000%	11/1/34	10,045	11,499
	California State University College & University Revenue	4.000%	11/1/34	665	837
	California State University College & University Revenue	5.000%	11/1/34	5,000	6,167
	California State University College & University Revenue	5.000%	11/1/34	8,560	10,949
	California State University College & University Revenue	4.000%	11/1/35	11,315	12,944
	California State University College & University Revenue	4.000%	11/1/35	580	726
	California State University College & University Revenue	5.000%	11/1/35	8,000	9,854
	California State University College & University Revenue	5.000%	11/1/35	13,205	15,619
	California State University College & University Revenue	5.000%	11/1/35	5,000	6,385
	California State University College & University Revenue	3.125%	11/1/36	100	107
	California State University College & University Revenue	5.000%	11/1/36	1,435	1,766
	California State University College & University Revenue	5.000%	11/1/36	3,050	3,654
	California State University College & University Revenue	5.000%	11/1/36	10,555	13,452
	California State University College & University Revenue	5.000%	11/1/37	3,895	4,785
	California State University College & University Revenue	5.000%	11/1/37	10,465	13,304
	California State University College & University Revenue	5.000%	11/1/38	5,495	6,971
	California State University College & University Revenue	5.000%	11/1/39	1,725	2,242
	California State University College & University Revenue	3.000%	11/1/40	1,720	1,907
	California State University College & University Revenue	5.000%	11/1/41	14,815	17,672
	California State University College & University Revenue PUT	4.000%	11/1/23	19,435	20,641
	California State University College & University Revenue PUT	1.600%	11/1/26	27,025	28,392
[6,7]	California State University College & University Revenue TOB VRDO	0.040%	9/2/21	2,500	2,500

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California State University College & University Revenue, Prere.	5.000%	11/1/21	5,740	5,786
	California State University College & University Revenue, Prere.	5.000%	11/1/21	1,045	1,053
	California State University College & University Revenue, Prere.	5.000%	11/1/21	765	771
	California State University College & University Revenue, Prere.	5.000%	11/1/21	2,170	2,187
	California State University College & University Revenue, Prere.	4.000%	11/1/22	10,445	10,919
	California State University College & University Revenue, Prere.	4.000%	11/1/22	6,675	6,978
	California State University College & University Revenue, Prere.	4.000%	11/1/22	17,275	18,058
	California State University College & University Revenue, Prere.	5.000%	11/1/22	20,430	21,594
	California State University College & University Revenue, Prere.	5.000%	11/1/24	80	92
	California State University College & University Revenue, Prere.	5.000%	11/1/24	155	178
	California State University College & University Revenue, Prere.	5.000%	11/1/24	245	282
	California State University College & University Revenue, Prere.	5.000%	11/1/24	125	144
	California State University College & University Revenue, Prere.	5.000%	11/1/24	440	506
	California State University College & University Revenue, Prere.	5.000%	11/1/24	4,920	5,671
	California State University College & University Revenue, Prere.	5.000%	11/1/24	8,745	10,080
	California State University College & University Revenue, Prere.	5.000%	11/1/24	11,735	13,527
	California State University College & University Revenue, Prere.	5.000%	11/1/24	6,050	6,974
	California State University College & University Revenue, Prere.	5.000%	11/1/24	6,160	7,101
	California State University College & University Revenue, Prere.	5.000%	11/1/24	190	218
	California State University College & University Revenue, Prere.	5.000%	11/1/24	6,650	7,665
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/34	8,905	10,102
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/36	9,520	10,662
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/37	9,035	10,037
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/38	12,300	13,617
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/27	1,500	1,858
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/28	1,550	1,913
	California Statewide Communities Development Authority College & University Revenue	5.000%	5/15/29	900	1,107
[7]	California Statewide Communities Development Authority Government Fund/Grant Revenue VRDO	0.010%	9/2/21	8,675	8,675
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/21	215	216

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/22	1,500	1,536
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/22	120	123
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/22	155	160
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	250	260
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/22	765	800
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	225	233
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	1,535	1,646
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/23	145	155
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	410	441
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/23	525	564
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	665	722
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/23	525	574
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	235	249
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	1,095	1,226
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/24	200	224
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/24	500	560
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	800	905
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/24	450	507
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/24	760	865
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/24	245	251
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	765	889

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/25	410	477
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	160	186
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/25	750	872
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	1,365	1,542
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	100	117
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/25	425	495
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/25	1,100	1,296
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/25	215	221
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/26	1,070	1,266
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	1,570	1,888
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/26	460	553
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	350	419
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/26	590	708
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	2,150	2,428
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	175	212
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/26	1,345	1,612
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/26	1,090	1,326
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.125%	11/1/26	240	248
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/27	1,925	2,343
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/27	605	749
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	160	197

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/27	1,455	1,796
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/27	815	838
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	3,445	3,888
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	205	256
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/27	650	799
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/27	1,000	1,248
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/27	270	302
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/28	3,000	3,745
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/28	1,100	1,397
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	420	516
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/28	1,515	1,917
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	3,000	3,384
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	100	128
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/28	725	899
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/28	780	999
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	1/1/29	3,290	4,096
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/29	1,925	2,409
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	470	577
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/29	1,240	1,603
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	4,660	5,254
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	365	463

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/29	1,125	1,386
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	12/1/29	14,865	16,931
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	6,380	7,579
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/30	2,615	3,252
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/30	660	869
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	4,575	5,155
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	275	347
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/30	775	949
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/30	2,645	3,140
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/31	1,380	1,712
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/31	1,000	1,309
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	4,200	4,730
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/31	670	817
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/31	4,040	4,787
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	5,000	5,925
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/32	1,580	1,956
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/32	255	297
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/32	915	1,194
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	680	697
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	3,790	4,266
California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/32	625	760

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.250%	8/15/32	450	486
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,500	2,813
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/33	915	1,110
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/33	4,000	4,730
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/34	1,005	1,241
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/34	350	405
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	4/1/34	640	829
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,075	2,333
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/34	4,795	5,662
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/35	1,475	1,817
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/35	1,000	1,180
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	630	725
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/36	2,025	2,419
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/36	200	214
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/37	650	747
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/38	1,050	1,164
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,050	2,436
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/38	2,500	3,005
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	3,920	4,645
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/39	2,500	2,994
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	395	428

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	3,980	4,706
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/40	2,500	2,980
[10]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/41	2,000	2,379
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/41	550	655
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/24	1,750	1,862
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/29	3,300	3,614
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (899 Charleston Project)	5.000%	11/1/34	3,700	4,015
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/22	420	437
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/23	300	326
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/24	300	339
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/25	300	351
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/26	325	393
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/36	590	727
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/37	500	615
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Huntington Memorial Hospital Project)	5.000%	7/1/38	710	871
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/25	2,500	2,505
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (Viamonte Senior Living Project)	3.000%	7/1/26	8,050	8,066
[6]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	4.000%	8/15/24	19,815	21,907

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/27	14,090	16,830
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	32,820	43,332
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/29	205	271
[6,7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.040%	9/2/21	3,375	3,375
[6,7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue TOB VRDO	0.170%	9/2/21	4,875	4,875
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	3,800	3,800
[7]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	1,415	1,415
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	11/1/21	345	347
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	8/15/22	1,050	1,099
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/22	375	396
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/23	275	304
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	11/1/24	355	409
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/22	11,820	12,373
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.625%	10/1/22	500	529
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	355	409
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	325	374
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	750	863
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,310	1,508
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	700	806
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,040	1,197
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,100	1,266

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	11/1/24	1,690	1,945
[6,7]	California Statewide Communities Development Authority Housing Local or Guaranteed Housing Revenue TOB VRDO	0.460%	9/2/21	8,000	8,000
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/22	2,515	2,597
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/23	1,250	1,348
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/24	1,250	1,403
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/24	2,000	2,078
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/25	2,000	2,328
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/26	3,410	4,101
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/27	2,015	2,423
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/28	5,000	5,995
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/29	2,000	2,392
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/29	900	979
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.125%	5/15/31	9,250	9,285
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/32	2,475	2,940
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/33	3,375	4,002
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/34	1,750	2,073
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/35	2,000	2,366
[6]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.250%	7/1/39	1,515	1,672
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/21	200	202
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/22	200	212
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/23	400	443
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, ETM	5.000%	11/15/24	500	577
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	1,660	1,917
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	900	1,039
[2]	California Statewide Communities Development Authority Miscellaneous Revenue, Prere.	5.000%	11/15/24	2,505	2,892
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/40	1,500	1,715
	Campbell Union High School District GO	5.000%	8/1/33	2,125	2,563
	Campbell Union High School District GO	5.000%	8/1/34	2,500	3,010
	Campbell Union High School District GO	5.000%	8/1/35	4,095	4,920
	Campbell Union High School District GO	5.000%	8/1/36	5,460	6,545
	Campbell Union High School District GO	4.000%	8/1/37	5,000	5,677
	Campbell Union School District GO	4.250%	8/1/43	2,625	2,891
	Carlsbad Unified School District GO	4.000%	5/1/30	5,220	6,165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Carlsbad Unified School District GO	6.125%	8/1/31	145	204
	Carlsbad Unified School District GO	4.000%	5/1/32	575	675
	Carlsbad Unified School District GO	4.000%	5/1/33	720	844
	Carlsbad Unified School District GO	3.000%	8/1/33	300	343
	Carlsbad Unified School District GO	4.000%	5/1/34	685	801
	Carlsbad Unified School District GO	3.000%	8/1/34	500	569
	Carlsbad Unified School District GO	3.000%	8/1/35	1,100	1,218
	Carlsbad Unified School District GO	3.000%	8/1/35	500	566
	Carlsbad Unified School District GO	3.000%	8/1/36	1,180	1,300
	Carlsbad Unified School District GO	3.000%	8/1/36	500	563
	Carlsbad Unified School District GO	3.000%	8/1/37	1,295	1,416
	Carlsbad Unified School District GO	3.000%	8/1/37	600	669
	Carlsbad Unified School District GO	3.000%	8/1/38	1,415	1,543
	Carlsbad Unified School District GO	3.000%	8/1/38	600	666
	Carlsbad Unified School District GO	3.000%	8/1/39	1,545	1,680
	Carlsbad Unified School District GO	3.000%	8/1/39	700	773
	Carlsbad Unified School District GO	3.000%	8/1/40	600	659
	Carlsbad Unified School District GO	3.000%	8/1/41	750	819
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/22	145	151
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/23	215	234
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/24	160	181
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/25	125	147
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/26	150	182
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/27	225	281
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/28	255	326
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/29	250	327
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/30	300	400
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/31	300	398
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/32	300	397
	Carpinteria Valley Water District Water Revenue	5.000%	7/1/33	350	461
	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/22	1,130	1,187
	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,170	1,287
[2]	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/21	850	853
[2]	Carson Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	10/1/22	600	631
	Castro Valley Unified School District GO	4.000%	8/1/33	750	875
	Castro Valley Unified School District GO	4.000%	8/1/34	750	873
	Castro Valley Unified School District GO	4.000%	8/1/35	390	453
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/22	100	103
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/24	100	110
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/25	125	140
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/26	125	143
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/27	390	455

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/28	105	124
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/29	420	503
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/30	300	362
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/31	375	452
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/32	975	1,173
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/33	1,220	1,465
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/35	405	472
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/22	200	206
	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/23	225	239
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/24	325	356
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/25	300	336
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/26	300	343
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/27	300	349
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/28	250	295
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/29	250	298
[1]	Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Housing Merged Redevelopment Project)	4.000%	8/1/31	300	360
[2]	Centinela Valley Union High School District GO	4.000%	8/1/30	2,390	2,752
[2]	Centinela Valley Union High School District GO	4.000%	8/1/31	1,885	2,165
[2]	Centinela Valley Union High School District GO	4.000%	8/1/32	3,355	3,842
[2]	Centinela Valley Union High School District GO	4.000%	8/1/33	1,410	1,610
[2]	Centinela Valley Union High School District GO	4.000%	8/1/34	5,465	6,218
[1]	Centinela Valley Union High School District GO	4.000%	8/1/41	2,450	2,733
	Central Unified School District GO	0.000%	8/1/33	300	237
	Central Unified School District GO	0.000%	8/1/34	300	230
	Central Unified School District GO	0.000%	8/1/35	300	224
	Central Unified School District GO	0.000%	8/1/36	235	170
	Central Unified School District GO	0.000%	8/1/37	500	349
	Cerritos Community College District GO	0.000%	8/1/22	500	499
	Cerritos Community College District GO	0.000%	8/1/23	500	497
	Cerritos Community College District GO	4.000%	8/1/30	3,480	3,839

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Cerritos Community College District GO	4.000%	8/1/32	2,260	2,489
Chabot-Las Positas Community College District GO	3.000%	8/1/33	1,000	1,118
Chabot-Las Positas Community College District GO	4.000%	8/1/33	285	331
Chabot-Las Positas Community College District GO	4.000%	8/1/33	575	683
Chabot-Las Positas Community College District GO	3.000%	8/1/34	1,350	1,497
Chabot-Las Positas Community College District GO	4.000%	8/1/34	9,950	11,522
Chabot-Las Positas Community College District GO	4.000%	8/1/34	625	741
Chabot-Las Positas Community College District GO	3.000%	8/1/35	1,480	1,635
Chabot-Las Positas Community College District GO	4.000%	8/1/35	620	734
Chabot-Las Positas Community College District GO	4.000%	8/1/35	2,000	2,311
Chabot-Las Positas Community College District GO	3.000%	8/1/37	1,500	1,643
Chabot-Las Positas Community College District GO	3.000%	8/1/38	3,000	3,276
Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	2,525	2,758
Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	7,500	8,192
Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	7,500	8,192
Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	13,000	14,199
Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	1,075	1,174
Chabot-Las Positas Community College District GO, Prere.	5.000%	8/1/23	2,125	2,321
Chaffey Community College District GO, Prere.	5.000%	6/1/24	150	170
Chaffey Community College District GO, Prere.	5.000%	6/1/24	4,700	5,327
Chaffey Joint Union High School District GO	0.000%	8/1/22	500	499
Chaffey Joint Union High School District GO	0.000%	8/1/23	600	596
Chaffey Joint Union High School District GO	0.000%	8/1/24	500	493
Chaffey Joint Union High School District GO	0.000%	8/1/25	655	630
Chaffey Joint Union High School District GO	0.000%	8/1/26	1,430	1,320
Chaffey Joint Union High School District GO	0.000%	2/1/27	370	352
Chaffey Joint Union High School District GO	0.000%	8/1/28	2,000	1,687
Chaffey Joint Union High School District GO	0.000%	2/1/30	885	786
Chaffey Joint Union High School District GO	0.000%	2/1/33	1,000	809
Chaffey Joint Union High School District GO	0.000%	2/1/35	605	456
Chaffey Joint Union High School District GO	0.000%	2/1/37	1,000	700
Chaffey Joint Union High School District GO	0.000%	2/1/38	710	482
Chico CA Sewer Revenue	5.000%	12/1/25	500	597
Chico CA Sewer Revenue	5.000%	12/1/26	415	511
Chico CA Sewer Revenue	5.000%	12/1/27	450	567
Chico CA Sewer Revenue	5.000%	12/1/28	590	761
Chico CA Sewer Revenue	5.000%	12/1/29	435	572
Chico Unified School District GO	4.000%	8/1/22	515	533
Chico Unified School District GO	4.000%	8/1/28	300	368
Chico Unified School District GO	5.000%	8/1/29	210	248
Chico Unified School District GO	4.000%	8/1/30	300	371
Chico Unified School District GO	5.000%	8/1/30	330	390
Chico Unified School District GO	5.000%	8/1/31	425	501

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Chico Unified School District GO	4.000%	8/1/32	280	342
	Chico Unified School District GO	5.000%	8/1/32	385	454
	Chico Unified School District GO	4.000%	8/1/33	300	365
	Chico Unified School District GO	5.000%	8/1/33	750	883
	Chico Unified School District GO	4.000%	8/1/34	500	607
	Chico Unified School District GO	4.000%	8/1/35	500	605
	Chico Unified School District GO	3.000%	8/1/36	855	939
	Chico Unified School District GO	4.000%	8/1/36	2,025	2,279
	Chico Unified School District GO	3.000%	8/1/37	750	821
	Chico Unified School District GO	4.000%	8/1/37	2,200	2,475
	Chico Unified School District GO	3.000%	8/1/38	900	982
	Chico Unified School District GO	3.000%	8/1/39	765	827
	Chico Unified School District GO	3.000%	8/1/40	1,500	1,622
	Chico Unified School District GO	4.000%	8/1/41	1,095	1,303
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/24	675	761
[2]	Chino Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,000	1,163
[1]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	1,195	1,354
[1]	Chino Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30	1,170	1,322
	Chino Valley Unified School District GO	5.000%	8/1/33	100	133
	Chula Vista Elementary School District GO	2.000%	8/1/26	2,030	2,179
	Chula Vista Elementary School District GO	2.000%	8/1/27	5,315	5,728
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/21	2,500	2,500
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23	2,615	2,866
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.250%	9/1/24	3,225	3,547
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/25	3,495	3,856
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/26	3,685	4,062
	Chula Vista Municipal Financing Authority Special Tax Revenue	5.500%	9/1/27	970	1,068
[9]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/23, Prere.	0.000%	2/1/24	1,000	1,044
[9]	Citrus Community College District GO, 5.000% coupon rate effective 2/1/23, Prere.	0.000%	2/1/24	3,150	3,288
[1]	Clovis CA Sewer Revenue	5.000%	8/1/27	1,090	1,363
[1]	Clovis CA Sewer Revenue	5.000%	8/1/28	1,000	1,251
[1]	Clovis CA Sewer Revenue	5.000%	8/1/31	1,380	1,702
[1]	Clovis CA Sewer Revenue	5.000%	8/1/33	1,780	2,192
[1]	Clovis CA Sewer Revenue	5.000%	8/1/34	1,000	1,228
[1]	Clovis CA Sewer Revenue	5.000%	8/1/35	1,000	1,227
[1]	Clovis CA Sewer Revenue	5.000%	8/1/36	2,170	2,658
[1]	Clovis CA Sewer Revenue	5.000%	8/1/37	1,265	1,546
[4]	Clovis Unified School District GO	0.000%	8/1/26	450	434
[4]	Clovis Unified School District GO	0.000%	8/1/28	3,250	3,015
[4]	Clovis Unified School District GO	0.000%	8/1/30	12,330	10,879
	Clovis Unified School District GO	0.000%	8/1/32	4,185	3,291
	Clovis Unified School District GO	0.000%	8/1/33	2,700	2,029
	Clovis Unified School District GO	0.000%	8/1/34	2,015	1,447
	Clovis Unified School District GO	0.000%	8/1/35	2,780	1,910
[6]	CMFA Special Finance Agency VII Local or Guaranteed Housing Revenue	3.000%	8/1/56	5,000	5,095
	Coachella Valley Water District COP	4.000%	8/1/38	1,505	1,838

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Coachella Valley Water District COP	4.000%	8/1/39	1,595	1,942
	Coachella Valley Water District COP	4.000%	8/1/40	1,150	1,394
	Coachella Valley Water District COP	4.000%	8/1/41	1,700	2,055
	Coast Community College District GO	3.000%	8/1/36	1,000	1,117
	Coast Community College District GO	3.000%	8/1/37	1,000	1,110
	Coast Community College District GO	3.000%	8/1/38	2,500	2,733
	Coast Community College District GO, Prere.	0.000%	8/1/25	8,000	5,612
	Coast Community College District GO, Prere.	4.000%	8/15/25	15	17
	Coast Community College District GO, Prere.	5.000%	8/15/25	3,000	3,560
	Coast Community College District GO, Prere.	5.000%	8/15/25	55	65
[2]	Colton Joint Unified School District GO	5.000%	8/1/23	785	855
[1]	Colton Joint Unified School District GO	4.000%	8/1/34	940	1,069
[1]	Colton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	1,215	1,267
	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/22	335	349
[2]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/23	605	658
[2]	Commerce Community Development Commission Successor Agency Tax Allocation Revenue	5.000%	8/1/29	1,595	1,908
[1]	Compton CA Unified School District COP	4.000%	6/1/22	150	154
[1]	Compton CA Unified School District COP	4.000%	6/1/23	215	229
[1]	Compton CA Unified School District COP	4.000%	6/1/24	345	379
[1]	Compton CA Unified School District COP	5.000%	6/1/25	405	472
[1]	Compton CA Unified School District COP	5.000%	6/1/26	475	572
[1]	Compton CA Unified School District COP	5.000%	6/1/27	555	687
[1]	Compton CA Unified School District COP	5.000%	6/1/28	335	412
[1]	Compton CA Unified School District COP	5.000%	6/1/29	275	336
[1]	Compton CA Unified School District COP	5.000%	6/1/31	270	328
[1]	Compton CA Unified School District COP	5.000%	6/1/32	530	642
[1]	Compton CA Unified School District COP	4.000%	6/1/33	250	288
[1]	Compton CA Unified School District COP	4.000%	6/1/34	325	374
[1]	Compton CA Unified School District COP	4.000%	6/1/35	400	459
[1]	Compton CA Unified School District COP	4.000%	6/1/36	400	458
[1]	Compton CA Unified School District COP	4.000%	6/1/38	550	628
[1]	Compton CA Unified School District COP	4.000%	6/1/39	575	656
[1]	Compton CA Unified School District GO	5.000%	6/1/25	785	915
[1]	Compton CA Unified School District GO	5.000%	6/1/26	835	1,005
[1]	Compton CA Unified School District GO	5.000%	6/1/27	755	935
[1]	Compton CA Unified School District GO	5.000%	6/1/28	1,140	1,410
[1]	Compton CA Unified School District GO	5.000%	6/1/29	1,000	1,233
[1]	Compton CA Unified School District GO	4.000%	6/1/30	2,200	2,561
[1]	Compton CA Unified School District GO	4.000%	6/1/31	2,065	2,397
[1]	Compton CA Unified School District GO	4.000%	6/1/32	1,995	2,312
[1]	Compton CA Unified School District GO	0.000%	6/1/33	1,010	774
[1]	Compton Community College District GO	5.000%	8/1/31	1,000	1,170
[2]	Conejo Valley Unified School District GO	0.000%	8/1/22	2,750	2,743
[2]	Conejo Valley Unified School District GO	0.000%	8/1/23	2,500	2,481
[2]	Conejo Valley Unified School District GO	0.000%	8/1/24	3,000	2,953
[2]	Conejo Valley Unified School District GO	0.000%	8/1/25	3,380	3,244
[2]	Conejo Valley Unified School District GO	0.000%	8/1/26	3,500	3,213
[2]	Conejo Valley Unified School District GO	0.000%	8/1/27	3,000	2,624
[2]	Conejo Valley Unified School District GO	0.000%	8/1/28	2,290	1,907
	Contra Costa Community College District GO	3.000%	8/1/35	2,000	2,288
	Contra Costa Community College District GO	3.000%	8/1/36	1,900	2,165
	Contra Costa Community College District GO	3.000%	8/1/37	1,370	1,531

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Contra Costa Community College District GO	3.000%	8/1/37	1,615	1,827
	Contra Costa Community College District GO	3.000%	8/1/38	1,100	1,209
	Contra Costa Community College District GO	3.000%	8/1/39	1,000	1,096
	Contra Costa Community College District GO	4.000%	8/1/39	2,865	3,135
	Contra Costa Community College District GO, Prere.	4.000%	8/1/22	2,350	2,434
	Contra Costa Community College District GO, Prere.	5.000%	8/1/22	1,000	1,045
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	3,000	3,280
	Contra Costa Community College District GO, Prere.	5.000%	8/1/23	4,000	4,373
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/39	4,350	5,291
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/40	4,435	5,381
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue	4.000%	6/1/41	1,795	2,171
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue (Capital Project)	5.000%	6/1/22	600	622
	Contra Costa County Public Financing Authority Lease (Abatement) Revenue (Capital Project)	5.000%	6/1/23	2,410	2,613
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/30	2,000	2,478
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/31	1,310	1,619
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/32	2,010	2,477
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/33	6,060	7,453
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	100	115
	Contra Costa Transportation Authority Sales Tax Revenue	5.000%	3/1/34	5,665	6,951
	Contra Costa Transportation Authority Sales Tax Revenue, Prere.	5.000%	3/1/23	1,600	1,717
	Contra Costa Transportation Authority Sales Tax Revenue, Prere.	5.000%	3/1/23	1,800	1,932
	Contra Costa Water District Water Revenue	5.000%	10/1/32	725	1,008
	Contra Costa Water District Water Revenue	5.000%	10/1/33	500	691
	Contra Costa Water District Water Revenue	5.000%	10/1/34	655	898
	Contra Costa Water District Water Revenue	5.000%	10/1/36	800	1,090
	Contra Costa Water District Water Revenue	4.000%	10/1/37	600	749
	Contra Costa Water District Water Revenue	4.000%	10/1/38	700	871
	Contra Costa Water District Water Revenue	4.000%	10/1/39	1,635	2,029
	Contra Costa Water District Water Revenue	4.000%	10/1/40	1,000	1,237
	Contra Costa Water District Water Revenue	4.000%	10/1/41	1,000	1,233
[11]	Corona-Norco Unified School District GO	0.000%	8/1/22	1,700	1,696
[11]	Corona-Norco Unified School District GO	0.000%	8/1/23	1,000	993
[11]	Corona-Norco Unified School District GO	0.000%	8/1/25	1,325	1,290
[11]	Corona-Norco Unified School District GO	0.000%	8/1/26	1,530	1,468
[11]	Corona-Norco Unified School District GO	0.000%	8/1/27	1,500	1,412
[11]	Corona-Norco Unified School District GO	0.000%	8/1/28	1,290	1,189
	Corona-Norco Unified School District GO	5.000%	8/1/32	200	253
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,525	2,901
	Corona-Norco Unified School District GO	4.000%	8/1/33	2,000	2,298
	Corona-Norco Unified School District GO	5.000%	8/1/33	350	441
	Corona-Norco Unified School District GO	4.000%	8/1/34	2,000	2,291
	Corona-Norco Unified School District GO	4.000%	8/1/34	3,000	3,436
	Corona-Norco Unified School District GO	4.000%	8/1/34	350	413

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Corona-Norco Unified School District GO	4.000%	8/1/35	500	588
	Corona-Norco Unified School District GO	4.000%	8/1/36	675	791
	Corona-Norco Unified School District GO	4.000%	8/1/38	800	933
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, ETM	5.000%	9/1/21	500	500
	Corona-Norco Unified School District Public Financing Authority Special Tax Revenue, ETM	5.000%	9/1/23	500	548
	Corona-Norco Unified School District Special Tax Revenue, ETM	5.000%	9/1/23	1,145	1,255
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	1,325	1,452
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	2,525	2,768
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	1,000	1,096
	Corona-Norco Unified School District Special Tax Revenue, Prere.	5.000%	9/1/23	1,590	1,743
[1,6,7]	Cotati-Rohnert Park Unified School District GO TOB VRDO	0.060%	9/2/21	1,305	1,305
	Covina-Valley Unified School District GO, Prere.	5.000%	8/1/23	2,000	2,187
	Covina-Valley Unified School District GO, Prere.	5.000%	8/1/23	2,250	2,460
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.875%	8/1/41	5,620	5,804
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/46	9,800	9,950
[6]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/47	5,300	5,057
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/24	600	686
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/25	300	355
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/28	440	568
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/29	205	271
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/31	430	592
	Cucamonga Valley Water District Financing Authority Water Revenue	5.000%	9/1/32	515	706
	Cucamonga Valley Water District Financing Authority Water Revenue	4.000%	9/1/33	360	453
	Cucamonga Valley Water District Financing Authority Water Revenue	4.000%	9/1/34	700	877
	Cucamonga Valley Water District Financing Authority Water Revenue	4.000%	9/1/35	690	863
[6,7]	Culver City CA Unified School District GO TOB VRDO	0.020%	9/1/21	16,770	16,770
	Cupertino CA COP	4.000%	6/1/25	700	795
	Cupertino CA COP	4.000%	6/1/28	700	850
	Cupertino CA COP	4.000%	6/1/30	865	1,080
	Cupertino Union School District GO	5.000%	8/1/32	480	581
	Cupertino Union School District GO	5.000%	8/1/33	555	670
	Cupertino Union School District GO	5.000%	8/1/34	245	295
	Cupertino Union School District GO, Prere.	5.000%	8/1/23	2,835	3,099
	Cupertino Union School District GO, Prere.	5.000%	8/1/24	100	114
[1]	Davis Joint Unified School District GO	3.000%	8/1/32	4,240	4,647
[1]	Davis Joint Unified School District GO	3.000%	8/1/33	4,260	4,656
[1]	Davis Joint Unified School District GO	3.000%	8/1/34	5,555	6,042
[1]	Davis Joint Unified School District GO	3.000%	8/1/35	3,660	3,975
[1]	Davis Joint Unified School District GO	3.000%	8/1/36	6,630	7,182

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Del Mar Race Track Authority Recreational Revenue	4.000%	10/1/21	880	879
Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/24	1,585	1,685
Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/26	1,475	1,574
Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/27	1,835	1,955
Del Mar Race Track Authority Recreational Revenue	5.000%	10/1/29	410	434
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.500%	12/1/45	2,545	2,699
Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	3.000%	12/1/50	2,490	2,716
Desert Community College District GO	4.000%	8/1/33	700	871
Desert Community College District GO	4.000%	8/1/34	390	481
Desert Community College District GO	4.000%	8/1/35	335	412
Desert Community College District GO	4.000%	8/1/36	500	611
Desert Sands Unified School District GO	5.000%	8/1/35	1,000	1,237
Desert Sands Unified School District GO	4.000%	8/1/36	1,440	1,676
Desert Sands Unified School District GO	4.000%	8/1/37	1,500	1,743
Desert Sands Unified School District GO	4.000%	8/1/38	1,500	1,741
Dixon CA Special Tax Revenue	4.000%	9/1/25	100	112
Dixon CA Special Tax Revenue	4.000%	9/1/26	170	193
Dixon CA Special Tax Revenue	4.000%	9/1/27	175	202
Dixon CA Special Tax Revenue	4.000%	9/1/28	205	239
Dixon CA Special Tax Revenue	4.000%	9/1/29	130	152
Dixon CA Special Tax Revenue	4.000%	9/1/30	125	148
Dixon CA Special Tax Revenue	4.000%	9/1/33	425	497
Dixon CA Special Tax Revenue	4.000%	9/1/36	200	232
Dixon CA Special Tax Revenue	4.000%	9/1/40	400	462
Dublin CA Special Tax Revenue	3.000%	9/1/24	235	249
Dublin CA Special Tax Revenue	3.000%	9/1/26	300	322
Dublin CA Special Tax Revenue	4.000%	9/1/28	240	275
Dublin CA Special Tax Revenue	4.000%	9/1/30	305	350
Dublin CA Special Tax Revenue	4.000%	9/1/31	135	154
Dublin CA Special Tax Revenue	3.000%	9/1/33	595	631
Dublin CA Special Tax Revenue	2.375%	9/1/35	590	581
Dublin CA Special Tax Revenue	2.375%	9/1/36	735	720
Dublin CA Special Tax Revenue	2.375%	9/1/37	785	765
Dublin Unified School District GO	3.000%	8/1/37	1,500	1,633
Dublin-San Ramon Services District Water Revenue	5.000%	8/1/26	425	520
Dublin-San Ramon Services District Water Revenue	5.000%	8/1/31	1,000	1,248
Dublin-San Ramon Services District Water Revenue	5.000%	8/1/33	1,300	1,617
Dublin-San Ramon Services District Water Revenue	5.000%	8/1/34	900	1,117
Dublin-San Ramon Services District Water Revenue	5.000%	8/1/35	670	831
Dublin-San Ramon Services District Water Revenue	5.000%	8/1/36	1,505	1,863
Dublin-San Ramon Services District Water Revenue	5.000%	8/1/37	1,100	1,359
East Bay Municipal Utility District Wastewater System Sewer Revenue	5.000%	6/1/35	8,455	9,874

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/25	6,820	8,026
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/31	3,975	4,655
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/32	4,015	4,699
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/34	1,855	2,168
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	8,170	10,092
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/35	3,215	3,755
	East Bay Municipal Utility District Water System Water Revenue	5.000%	6/1/36	8,075	9,952
	East Bay Municipal Utility District Water System Water Revenue VRDO	0.010%	9/1/21	6,550	6,550
	East Bay Regional Park District GO	5.000%	9/1/28	385	387
[1]	East Side Union High School District GO	5.000%	8/1/22	1,500	1,568
[1]	East Side Union High School District GO	5.000%	8/1/24	1,005	1,147
[1]	East Side Union High School District GO	5.000%	8/1/25	1,150	1,362
[2]	East Side Union High School District GO	0.000%	8/1/27	300	282
[1]	East Side Union High School District GO	5.000%	8/1/27	1,150	1,444
	East Side Union High School District GO	2.000%	8/1/28	7,260	7,815
	East Side Union High School District GO	2.000%	8/1/29	7,880	8,434
[2]	East Side Union High School District GO	3.000%	8/1/29	3,300	3,698
	East Side Union High School District GO	5.000%	8/1/29	6,070	6,613
	East Side Union High School District GO	2.000%	8/1/30	6,640	7,014
[2]	East Side Union High School District GO	3.000%	8/1/30	7,255	8,064
	East Side Union High School District GO	2.000%	8/1/31	6,970	7,279
[2]	East Side Union High School District GO	3.000%	8/1/31	7,945	8,780
	East Side Union High School District GO	2.000%	8/1/32	7,320	7,575
[2]	East Side Union High School District GO	3.000%	8/1/32	3,000	3,304
[2]	East Side Union High School District GO	3.000%	8/1/33	3,000	3,286
	East Side Union High School District GO	4.000%	8/1/33	1,425	1,630
	East Side Union High School District GO	3.750%	8/1/35	250	268
[2]	East Side Union High School District GO	3.000%	8/1/36	6,945	7,537
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/27	300	378
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	2,700	3,266
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/29	300	396
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	2,655	3,203
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/30	395	533
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/31	5,055	6,093
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/32	5,195	6,257
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/33	5,000	6,014
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/35	705	938
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/36	1,965	2,607
	Eastern Municipal Water District Financing Authority Water Revenue	4.000%	7/1/38	1,650	2,031
	Eastern Municipal Water District Financing Authority Water Revenue	5.000%	7/1/40	500	580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Eastern Municipal Water District Water Revenue	5.000%	7/1/22	1,045	1,088
	Eastern Municipal Water District Water Revenue	5.000%	7/1/26	1,050	1,284
	Eastern Municipal Water District Water Revenue	5.000%	7/1/27	2,455	2,992
	Eastern Municipal Water District Water Revenue	5.000%	7/1/28	1,890	2,297
	Eastern Municipal Water District Water Revenue	5.000%	7/1/29	3,650	4,425
	Eastern Municipal Water District Water Revenue	5.000%	7/1/31	2,835	3,419
	Eastern Municipal Water District Water Revenue	5.000%	7/1/32	2,580	3,107
	Eastern Municipal Water District Water Revenue	5.000%	7/1/33	3,805	4,577
	Eastern Municipal Water District Water Revenue	5.000%	7/1/35	4,970	5,954
	Eastern Municipal Water District Water Revenue	5.000%	7/1/36	2,310	2,761
	Eastern Municipal Water District Water Revenue VRDO	0.010%	9/1/21	8,695	8,695
	El Camino Community College District Foundation GO	0.000%	8/1/29	8,110	7,348
	El Camino Community College District Foundation GO	0.000%	8/1/32	10,000	8,422
	El Camino Community College District Foundation GO	0.000%	8/1/33	3,500	2,876
	El Camino Community College District Foundation GO	5.000%	8/1/34	1,100	1,343
	El Camino Healthcare District GO	4.000%	8/1/33	3,045	3,535
	El Dorado County CA Special Tax Revenue	5.000%	9/1/21	1,985	1,985
	El Dorado County CA Special Tax Revenue	4.000%	9/1/28	1,980	2,053
	El Dorado County CA Special Tax Revenue	4.000%	9/1/31	690	715
	El Dorado Irrigation District COP	5.000%	3/1/31	445	590
	El Dorado Irrigation District COP	5.000%	3/1/32	340	449
	El Dorado Irrigation District COP	5.000%	3/1/33	325	428
[2]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	8,460	9,489
[2]	El Dorado Irrigation District Water Revenue, Prere.	5.000%	3/1/24	1,500	1,682
[2]	El Dorado Union High School District GO	5.000%	8/1/34	2,195	2,715
[2]	El Dorado Union High School District GO	5.000%	8/1/35	2,280	2,821
	El Monte Union High School District GO	4.000%	6/1/31	100	117
	El Monte Union High School District GO	4.000%	6/1/32	185	216
	El Monte Union High School District GO	4.000%	6/1/33	285	332
	El Monte Union High School District GO	4.000%	6/1/34	345	401
	El Monte Union High School District GO	4.000%	6/1/35	400	464
	El Monte Union High School District GO	4.000%	6/1/36	705	816
	El Monte Union High School District GO	4.000%	6/1/37	810	936
	El Monte Union High School District GO	4.000%	6/1/38	725	836
	El Monte Union High School District GO	4.000%	6/1/39	1,030	1,186
	El Monte Union High School District GO	4.000%	6/1/40	1,515	1,742
	El Monte Union High School District GO	4.000%	6/1/41	1,740	1,998
[6,7]	Elk Grove CA Unified School District GO TOB VRDO	0.020%	9/1/21	5,490	5,490
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/21	465	465
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/22	425	445
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/33	2,000	2,355
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/34	3,970	4,672
[1]	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/35	3,735	4,392
[1]	Elk Grove Unified School District COP	3.000%	2/1/37	700	735
	Elk Grove Unified School District GO	5.000%	8/1/28	3,935	5,072
	Elk Grove Unified School District GO	5.000%	8/1/29	4,000	5,275
	Elk Grove Unified School District GO	5.000%	8/1/30	1,635	1,983
	Elk Grove Unified School District GO	5.000%	8/1/30	3,725	5,019
	Elk Grove Unified School District GO	4.000%	8/1/31	4,160	5,228
	Elk Grove Unified School District GO	5.000%	8/1/31	1,940	2,351
	Encinitas CA Special Tax Revenue, Prere.	5.000%	9/1/22	965	1,012

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Encinitas CA Special Tax Revenue, Prere.	5.000%	9/1/22	770	807
	Escondido CA GO	5.000%	9/1/22	765	803
	Escondido CA GO	5.000%	9/1/23	2,030	2,227
	Escondido CA GO	5.000%	9/1/25	1,000	1,189
[11]	Escondido Union High School District GO	0.000%	8/1/26	2,740	2,642
[11]	Evergreen School District GO	0.000%	8/1/26	2,200	2,118
	Evergreen School District GO	4.000%	8/1/34	1,070	1,206
	Evergreen School District GO	4.000%	8/1/35	335	396
	Evergreen School District GO	4.000%	8/1/36	1,870	2,098
	Evergreen School District GO	4.000%	8/1/37	1,050	1,234
[11]	Fairfield CA COP	0.000%	4/1/34	940	749
	Fairfield-Suisun Unified School District	4.000%	8/1/33	3,015	3,478
	Fairfield-Suisun Unified School District	4.000%	8/1/34	3,290	3,787
[10]	Fairfield-Suisun Unified School District GO	4.000%	8/1/28	1,750	2,048
	Fairfield-Suisun Unified School District GO	2.000%	8/1/34	5,195	5,306
	Fairfield-Suisun Unified School District GO	2.000%	8/1/35	5,500	5,594
	Fairfield-Suisun Unified School District GO	2.000%	8/1/36	5,770	5,830
	Fairfield-Suisun Unified School District GO	2.000%	8/1/37	6,095	6,123
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	3.050%	4/15/34	4,800	5,298
[12]	FHLMC Multifamily Certificates Local or Guaranteed Housing Revenue	2.350%	12/15/35	14,360	15,069
[12]	FHLMC Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/33	7,783	8,860
[12]	FHLMC Multifamily ML Certificates Local or Guaranteed Housing Revenue	1.896%	11/25/37	16,911	17,235
	Folsom Ranch Financing Authority Special Tax Revenue	3.000%	9/1/22	100	102
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/25	100	111
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/27	75	85
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/27	1,000	1,165
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/28	150	171
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/29	170	194
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/30	100	114
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/31	100	113
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/32	100	113
	Folsom Ranch Financing Authority Special Tax Revenue	5.000%	9/1/32	1,820	2,179
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/34	115	129
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/35	185	208
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/36	200	225
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/37	215	241
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/38	230	257
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/39	165	184
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/40	170	190

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Folsom Ranch Financing Authority Special Tax Revenue	4.000%	9/1/41	180	201
	Fontana CA Special Tax Revenue	3.000%	9/1/21	550	550
	Fontana CA Special Tax Revenue	3.000%	9/1/22	440	450
	Fontana CA Special Tax Revenue	3.000%	9/1/22	420	431
	Fontana CA Special Tax Revenue	3.000%	9/1/23	205	214
	Fontana CA Special Tax Revenue	3.000%	9/1/24	465	493
	Fontana CA Special Tax Revenue	3.000%	9/1/25	250	268
	Fontana CA Special Tax Revenue	4.000%	9/1/25	480	536
	Fontana CA Special Tax Revenue	4.000%	9/1/26	500	569
	Fontana CA Special Tax Revenue	4.000%	9/1/26	110	124
	Fontana CA Special Tax Revenue	5.000%	9/1/26	1,725	1,946
	Fontana CA Special Tax Revenue	4.000%	9/1/27	265	306
	Fontana CA Special Tax Revenue	5.000%	9/1/27	1,810	2,032
	Fontana CA Special Tax Revenue	4.000%	9/1/28	270	316
	Fontana CA Special Tax Revenue	5.000%	9/1/28	1,900	2,125
	Fontana CA Special Tax Revenue	4.000%	9/1/29	270	315
	Fontana CA Special Tax Revenue	4.000%	9/1/30	280	325
	Fontana CA Special Tax Revenue	4.000%	9/1/30	140	164
	Fontana CA Special Tax Revenue	4.000%	9/1/31	200	234
	Fontana CA Special Tax Revenue	4.000%	9/1/32	250	289
	Fontana CA Special Tax Revenue	4.000%	9/1/33	410	476
	Fontana CA Special Tax Revenue	4.000%	9/1/36	550	630
	Fontana CA Special Tax Revenue	4.000%	9/1/40	625	710
	Fontana CA Special Tax Revenue	4.000%	9/1/41	600	691
	Fontana CA Special Tax Revenue	4.000%	9/1/46	500	571
	Foothill-De Anza Community College District COP, Prere.	4.000%	10/1/24	500	559
[4,13]	Foothill-De Anza Community College District GO	0.000%	8/1/32	17,000	14,583
	Foothill-De Anza Community College District GO	3.000%	8/1/33	600	690
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/34	12,995	10,630
	Foothill-De Anza Community College District GO	3.000%	8/1/35	1,000	1,138
[3]	Foothill-De Anza Community College District GO	0.000%	8/1/36	3,245	2,526
	Foothill-De Anza Community College District GO	3.000%	8/1/38	1,000	1,123
	Foothill-De Anza Community College District GO	2.125%	8/1/39	1,165	1,175
	Foothill-De Anza Community College District GO	3.000%	8/1/39	1,875	2,099
	Foothill-De Anza Community College District GO	2.125%	8/1/40	1,000	1,004
	Foothill-De Anza Community College District GO	3.000%	8/1/40	1,500	1,675
	Foothill-De Anza Community College District GO	2.250%	8/1/41	1,000	1,012
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/22	12,255	12,236
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/23	16,430	16,313
[2]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	1,880	1,852
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/26	345	405
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/27	400	482
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/28	400	493
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	390	489
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/30	445	567
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	5.000%	1/15/31	445	576
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/32	1,240	1,485

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	1,395	1,664
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/33	5,088	6,068
	Foothill-Eastern Transportation Corridor Agency Highway Revenue PUT	5.500%	1/15/23	30,380	31,683
[2,9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.300% coupon rate effective 1/15/24	0.000%	1/15/29	2,000	2,289
[2,9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.500% coupon rate effective 1/15/24	0.000%	1/15/31	1,000	1,200
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.700% coupon rate effective 1/15/24	0.000%	1/15/25	2,130	2,156
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.800% coupon rate effective 1/15/24	0.000%	1/15/26	3,000	3,153
[9]	Foothill-Eastern Transportation Corridor Agency Highway Revenue, 5.900% coupon rate effective 1/15/24	0.000%	1/15/27	5,000	5,439
	Foster City CA GO	4.000%	8/1/32	275	322
	Foster City CA GO	3.000%	8/1/33	500	552
	Foster City CA GO	3.000%	8/1/34	600	659
	Foster City CA GO	3.000%	8/1/35	635	696
	Foster City CA GO	4.000%	8/1/36	600	693
	Foster City CA GO	3.000%	8/1/38	950	1,027
	Foster City CA GO	3.000%	8/1/40	830	889
[2]	Franklin-Mckinley School District GO	0.000%	8/1/32	3,000	2,362
[2]	Franklin-Mckinley School District GO	0.000%	8/1/35	1,840	1,321
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/29	1,070	1,182
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/30	1,415	1,561
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/31	1,790	1,972
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/32	2,195	2,417
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/33	2,630	2,893
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/34	3,105	3,412
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/36	370	371
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/37	4,425	4,414
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/37	570	653
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/38	6,550	6,502
	Fremont CA Unified School District/Alameda County GO	4.000%	8/1/38	1,520	1,739
	Fremont CA Unified School District/Alameda County GO	2.000%	8/1/39	6,890	6,802
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/37	2,040	2,422
	Fremont Public Financing Authority Lease (Abatement) Revenue	4.000%	10/1/38	2,945	3,488
	Fremont Union High School District GO	4.000%	8/1/32	1,000	1,102
	Fremont Union High School District GO	4.000%	8/1/34	2,085	2,291

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/22	540	554
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/23	2,610	2,799
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/24	1,710	1,902
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/25	1,600	1,840
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/26	1,650	1,953
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/27	1,315	1,598
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/28	1,495	1,825
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/29	1,025	1,247
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/30	745	904
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/31	3,045	3,682
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/32	1,500	1,809
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/34	2,460	2,958
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/36	2,055	2,461
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Project)	5.000%	4/1/37	1,200	1,434
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/22	225	231
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/23	395	423
	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/24	415	461
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/25	435	500
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/26	455	538
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/27	380	462
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/28	400	497
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/29	400	507
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/30	430	553
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/31	455	582
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/32	485	618
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/33	500	635
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/34	500	591
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/35	550	648
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/36	555	652
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/37	655	767

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/38	585	683
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/39	620	722
[2]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/40	550	639
	Fresno Unified School District GO	4.000%	8/1/28	385	469
	Fresno Unified School District GO	4.000%	8/1/29	550	664
	Fresno Unified School District GO	4.000%	8/1/30	570	683
	Fresno Unified School District GO	4.000%	8/1/31	485	579
	Fresno Unified School District GO	4.000%	8/1/32	385	458
	Fresno Unified School District GO	3.000%	8/1/33	1,000	1,117
	Fresno Unified School District GO	4.000%	8/1/33	565	669
	Fresno Unified School District GO	3.000%	8/1/34	1,815	2,014
	Fresno Unified School District GO	4.000%	8/1/34	450	531
	Fresno Unified School District GO	3.000%	8/1/35	985	1,085
	Fresno Unified School District GO	3.000%	8/1/35	1,600	1,765
	Fresno Unified School District GO	4.000%	8/1/36	670	804
	Fresno Unified School District GO	3.000%	8/1/37	1,125	1,226
	Fresno Unified School District GO	3.000%	8/1/38	1,260	1,370
	Fresno Unified School District GO	4.000%	8/1/38	1,000	1,192
	Fresno Unified School District GO	4.000%	8/1/39	1,615	1,920
	Fresno Unified School District GO	3.000%	8/1/40	1,780	1,916
	Fresno Unified School District GO	4.000%	8/1/41	1,955	2,312
[6,7]	Fresno Unified School District GO TOB VRDO	0.090%	9/2/21	2,545	2,545
	Fullerton Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/26	1,000	1,047
	Fullerton Community Facilities District No. 1 Special Tax Revenue	5.000%	9/1/32	1,600	1,674
[1]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/25	1,500	1,711
[1]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/26	3,260	3,803
[1]	Fullerton Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/27	3,225	3,830
	Garden Grove Unified School District GO, Prere.	5.000%	8/1/23	3,650	3,990
	Gavilan Joint Community College District GO	5.000%	8/1/32	4,200	4,918
	Gavilan Joint Community College District GO	3.000%	8/1/37	1,000	1,118
	Gavilan Joint Community College District GO	3.000%	8/1/38	1,365	1,516
	Gavilan Joint Community College District GO	3.000%	8/1/39	1,480	1,639
	Gavilan Joint Community College District GO	3.000%	8/1/40	1,605	1,761
[6,7]	Gilroy CA Public Facilities Financing Authority Wastewater Lease (Non-Terminable) Revenue TOB VRDO	0.090%	9/2/21	3,710	3,710
	Gilroy School Facilities Financing Authority Miscellaneous Revenue, Prere.	5.000%	8/1/23	2,400	2,624
	Gilroy Unified School District GO	4.000%	8/1/37	400	470
	Gilroy Unified School District GO	4.000%	8/1/38	485	568
	Gilroy Unified School District GO	4.000%	8/1/39	350	409
	Gilroy Unified School District GO	4.000%	8/1/40	750	874
	Gilroy Unified School District GO	4.000%	8/1/41	400	465
	Glendale CA Community College District GO	0.000%	8/1/24	235	232
	Glendale CA Community College District GO	0.000%	8/1/25	365	356
	Glendale CA Community College District GO	0.000%	8/1/26	360	346
	Glendale CA Community College District GO	0.000%	8/1/27	515	485
	Glendale CA Community College District GO	0.000%	8/1/28	780	720
	Glendale CA Community College District GO	0.000%	8/1/29	570	514
	Glendale CA Community College District GO	0.000%	8/1/30	910	801
	Glendale CA Community College District GO	0.000%	8/1/31	900	756

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Glendale CA Community College District GO	0.000%	8/1/32	1,005	817
	Glendale CA Electric Power & Light Revenue	5.000%	2/1/35	1,210	1,429
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	6,345	7,073
	Glendale CA Unified School District GO, Prere.	4.000%	9/1/24	14,310	15,952
[1]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/22	1,575	1,647
[1]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/1/23	2,340	2,533
[1]	Glendale Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/1/24	1,605	1,843
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	3,670	3,800
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/22	10,075	10,436
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/23	8,000	8,653
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/24	4,800	4,748
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/24	11,505	12,948
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	8,570	9,996
[2]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/26	1,500	1,445
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	23,795	28,652
[3]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	0.000%	6/1/27	10,745	10,166
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/27	24,625	30,532
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	5,285	6,503
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	9,575	10,383
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	9,545	11,673
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	4,765	5,164
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	19,835	24,837
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/31	5,180	5,829
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	3,260	3,802
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	4,700	5,847
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	9,760	11,357
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	6,195	7,685
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.250%	6/1/34	250	270
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/35	1,170	1,307
[2]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	7,375	8,547
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/40	455	524
[6,7]	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue TOB VRDO	0.090%	9/2/21	36,795	36,795

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	3,695	4,351
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue, Prere.	5.000%	6/1/25	345	405
	Grossmont Healthcare District GO	4.000%	7/15/40	40,000	44,616
	Grossmont Union High School District GO	5.000%	8/1/22	1,275	1,332
[2]	Grossmont Union High School District GO	0.000%	2/1/25	1,400	1,378
[2]	Grossmont Union High School District GO	0.000%	8/1/26	2,040	1,890
	Grossmont Union High School District GO	0.000%	8/1/27	2,545	2,411
[2]	Grossmont Union High School District GO	0.000%	8/1/27	2,825	2,496
	Grossmont Union High School District GO	0.000%	8/1/28	3,210	2,978
[2]	Grossmont Union High School District GO	0.000%	8/1/28	2,905	2,443
	Grossmont Union High School District GO	0.000%	8/1/29	6,965	6,315
[4]	Grossmont Union High School District GO	0.000%	8/1/30	20,695	18,260
	Grossmont Union High School District GO	4.000%	8/1/33	10,000	11,294
	Grossmont Union High School District GO	4.000%	8/1/43	3,750	4,359
[11]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/25	14,010	13,646
[11]	Grossmont-Cuyamaca Community College District GO	0.000%	8/1/28	21,875	20,154
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/34	505	641
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/35	500	634
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/36	1,150	1,454
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/37	1,175	1,482
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/38	300	372
	Grossmont-Cuyamaca Community College District GO	5.000%	8/1/38	1,350	1,699
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/39	570	702
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/40	1,345	1,650
	Grossmont-Cuyamaca Community College District GO	4.000%	8/1/41	625	764
[2]	Hanford Joint Union High School District GO	5.000%	8/1/26	1,420	1,673
[2]	Hanford Joint Union High School District GO	5.000%	8/1/28	2,575	3,018
[2]	Hanford Joint Union High School District GO	5.000%	8/1/29	2,390	2,801
[2]	Hanford Joint Union High School District GO	5.000%	8/1/31	2,385	2,791
	Hartnell CA Community College District GO	5.000%	8/1/22	525	549
	Hartnell CA Community College District GO	0.000%	8/1/37	1,200	693
	Hartnell CA Community College District GO	4.000%	8/1/37	600	705
	Hartnell CA Community College District GO	3.000%	8/1/38	380	414
	Hartnell CA Community College District GO	3.000%	8/1/39	915	994
	Hartnell CA Community College District GO	3.000%	8/1/40	525	568
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	2,000	2,391
	Hayward Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,205	1,422
[2]	Hayward Unified School District GO	0.000%	8/1/26	640	615
[2]	Hayward Unified School District GO	5.000%	8/1/33	850	1,102
[2]	Hayward Unified School District GO	0.000%	8/1/34	150	119
[1]	Hayward Unified School District GO	4.000%	8/1/35	1,830	2,168
[1]	Hayward Unified School District GO	4.000%	8/1/36	1,535	1,814
[2]	Hayward Unified School District GO	4.000%	8/1/36	995	1,197
[1]	Hayward Unified School District GO	4.000%	8/1/37	1,355	1,597
[2]	Hayward Unified School District GO	4.000%	8/1/37	815	977

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Hayward Unified School District GO	4.000%	8/1/38	1,640	1,929
[2]	Hayward Unified School District GO	4.000%	8/1/38	1,540	1,843
[2]	Hayward Unified School District GO	4.000%	8/1/39	3,995	4,769
[2]	Hayward Unified School District GO	4.000%	8/1/40	4,435	5,276
[2]	Hayward Unified School District GO	4.000%	8/1/40	500	539
[2,6,7]	Hayward Unified School District GO TOB VRDO	0.050%	9/7/21	6,560	6,560
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,465	3,948
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,240	4,831
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	3,045	3,469
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	4,930	5,617
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	1,500	1,709
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	1,700	1,937
[2]	Hayward Unified School District GO, Prere.	5.000%	8/1/24	6,130	6,984
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/21	175	175
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/22	500	523
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/23	500	545
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/24	615	698
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	385	444
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	950	1,087
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,255	1,424
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/32	550	618
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/33	580	651
	Hemet Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/34	360	403
[1]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/27	1,000	1,136
[1]	Hollister Redevelopment Agency Successor Agency Tax Allocation Revenue (Hollister Community Development Project)	5.000%	10/1/28	1,235	1,402
[4]	Huntington Beach Union High School District GO	0.000%	8/1/31	1,000	855
[4]	Huntington Beach Union High School District GO	0.000%	8/1/33	625	509
[2,13]	Huntington Beach Union High School District GO	0.000%	8/1/34	720	573
[1]	Imperial Community College District GO	0.000%	8/1/22	175	175
[1]	Imperial Community College District GO	0.000%	8/1/23	250	248
[1]	Imperial Community College District GO	0.000%	8/1/24	500	493
[1]	Imperial Community College District GO	0.000%	8/1/25	725	706
[1]	Imperial Community College District GO	0.000%	8/1/26	1,005	965
[1]	Imperial Community College District GO	0.000%	8/1/27	1,580	1,463
[1]	Imperial Community College District GO	0.000%	8/1/28	1,885	1,679
[1]	Imperial Community College District GO	0.000%	8/1/29	2,000	1,706
[4]	Imperial Community College District GO	0.000%	8/1/30	330	288
[11]	Imperial Community College District GO	0.000%	8/1/33	1,210	981
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/21	1,000	1,008
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/22	525	555
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/22	1,250	1,321
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/25	1,310	1,560

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/26	2,265	2,784
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/27	500	604
	Imperial Irrigation District Electric System Electric Power & Light Revenue	5.000%	11/1/28	615	742
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/32	2,500	2,916
	Imperial Irrigation District Electric System Electric Power & Light Revenue	4.000%	11/1/33	3,000	3,486
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/22	155	159
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/23	180	190
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/24	200	217
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/25	170	189
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/26	185	210
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/27	185	213
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/28	270	316
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/29	305	362
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/30	285	342
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/31	220	267
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/36	600	714
[2,6]	Independent Cities Finance Authority Lease Revenue	4.000%	6/1/41	1,045	1,225
[2]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	1,615	1,615
[2]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,195	1,253
[2]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	750	821
[2]	Indian Wells Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	715	815
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/22	405	418
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/23	1,130	1,217
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/25	1,600	1,866
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/27	500	618
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/29	1,215	1,493
[1]	Inglewood Redevelopment Agency Successor Agency Tax Allocation Revenue (Sub Lien-Merged Redevelopment Project)	5.000%	5/1/30	1,020	1,249
[1]	Inglewood Unified School District GO	4.000%	8/1/22	1,100	1,137
[1]	Inglewood Unified School District GO	4.000%	8/1/23	450	481

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Inglewood Unified School District GO	4.000%	8/1/24	250	276
[1]	Inglewood Unified School District GO	4.000%	8/1/25	300	340
[1]	Inglewood Unified School District GO	4.000%	8/1/27	250	296
[1]	Inglewood Unified School District GO	5.000%	8/1/28	325	404
[1]	Inglewood Unified School District GO	5.000%	8/1/29	350	433
[1]	Inglewood Unified School District GO	5.000%	8/1/30	400	493
[1]	Inglewood Unified School District GO	5.000%	8/1/33	500	612
[1]	Inglewood Unified School District GO	5.000%	8/1/34	600	734
[1]	Inglewood Unified School District GO	4.000%	8/1/35	500	569
[1]	Inglewood Unified School District GO	4.000%	8/1/37	260	295
[1]	Inglewood Unified School District GO	4.000%	8/1/38	505	571
[1]	Inglewood Unified School District GO	4.000%	8/1/39	750	847
	Irvine CA	4.000%	9/2/21	1,750	1,750
	Irvine CA	5.000%	9/2/21	675	675
	Irvine CA	4.000%	9/2/22	220	229
	Irvine CA	5.000%	9/2/22	1,125	1,180
	Irvine CA	5.000%	9/2/22	650	681
	Irvine CA	5.000%	9/2/22	1,000	1,049
	Irvine CA	5.000%	9/2/23	200	219
	Irvine CA	5.000%	9/2/23	400	419
	Irvine CA	5.000%	9/2/23	800	878
	Irvine CA	5.000%	9/2/24	200	229
	Irvine CA	5.000%	9/2/24	850	973
	Irvine CA	5.000%	9/2/25	250	297
	Irvine CA	5.000%	9/2/25	450	535
	Irvine CA	4.000%	9/2/26	500	587
	Irvine CA	5.000%	9/2/26	300	369
	Irvine CA	5.000%	9/2/26	800	947
	Irvine CA	5.000%	9/2/27	375	475
	Irvine CA	4.000%	9/2/28	1,425	1,739
	Irvine CA	5.000%	9/2/28	520	677
	Irvine CA	5.000%	9/2/29	500	667
[1]	Irvine CA	4.000%	9/2/30	1,300	1,634
	Irvine CA	5.000%	9/2/30	330	436
[1]	Irvine CA	4.000%	9/2/32	1,000	1,265
[1]	Irvine CA	4.000%	9/2/33	275	346
[1]	Irvine CA	4.000%	9/2/34	565	707
[1]	Irvine CA	4.000%	9/2/35	400	498
[1]	Irvine CA	4.000%	9/2/36	250	310
[1]	Irvine CA	4.000%	9/2/37	275	339
[1]	Irvine CA	4.000%	9/2/38	350	429
[1]	Irvine CA	4.000%	9/2/39	500	612
[1]	Irvine CA	4.000%	9/2/41	1,000	1,216
[7]	Irvine CA Special Assessment Revenue VRDO	0.010%	9/1/21	5,800	5,800
[7]	Irvine CA VRDO	0.010%	9/1/21	13,700	13,700
	Irvine CA VRDO	0.010%	9/1/21	2,847	2,847
[7]	Irvine CA VRDO	0.010%	9/1/21	8,500	8,500
	Irvine Ranch Water District	5.000%	2/1/33	1,000	1,212
	Irvine Ranch Water District	5.000%	2/1/34	2,000	2,421
	Irvine Ranch Water District	5.000%	2/1/35	2,500	3,022
	Irvine Ranch Water District	5.000%	2/1/36	2,665	3,218
	Irvine Ranch Water District COP	5.000%	3/1/32	3,650	4,437
	Irvine Ranch Water District COP	5.000%	3/1/33	2,790	3,378
	Irvine Ranch Water District COP	5.000%	3/1/34	1,300	1,571
	Irvine Ranch Water District COP	5.000%	3/1/36	1,000	1,205
[7]	Irvine Ranch Water District VRDO	0.010%	9/1/21	13,375	13,375
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/21	1,500	1,500
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/23	1,150	1,260

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/24	1,225	1,401
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/26	1,300	1,596
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/27	150	190
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/28	525	657
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/29	360	478
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	385	476
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/30	200	263
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	200	246
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/31	350	458
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	450	553
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/32	525	645
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	1,090	1,333
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	250	306
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/33	410	532
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	510	621
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/35	250	323
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	350	425
	Irvine Unified School District Special Tax Revenue	5.000%	9/1/36	265	340
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/37	565	669
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/38	275	325
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/39	250	294
[1]	Jefferson Union High School District COP	4.000%	8/1/23	150	161
[1]	Jefferson Union High School District COP	4.000%	8/1/29	90	111
[1]	Jefferson Union High School District COP	4.000%	8/1/30	100	125
[1]	Jefferson Union High School District COP	4.000%	8/1/31	150	186
[1]	Jefferson Union High School District COP	4.000%	8/1/32	100	123
[1]	Jefferson Union High School District COP	4.000%	8/1/33	150	183
[1]	Jefferson Union High School District COP	4.000%	8/1/34	100	121
[1]	Jefferson Union High School District COP	4.000%	8/1/35	355	429
[1]	Jefferson Union High School District COP	4.000%	8/1/36	640	770
[1]	Jefferson Union High School District COP	4.000%	8/1/40	1,025	1,212
[1]	Jefferson Union High School District GO	5.000%	8/1/22	700	732
[1]	Jefferson Union High School District GO	5.000%	8/1/24	875	998
	Jefferson Union High School District GO	4.000%	8/1/33	200	236
	Jefferson Union High School District GO	4.000%	8/1/34	125	147
	Jefferson Union High School District GO	3.000%	8/1/35	150	162
	Jefferson Union High School District GO	3.000%	8/1/36	250	269
	Jefferson Union High School District GO	3.000%	8/1/37	275	295
	Jefferson Union High School District GO	4.000%	8/1/38	365	422
	Jefferson Union High School District GO	4.000%	8/1/39	400	461
	Jefferson Union High School District GO	4.000%	8/1/40	300	345
	Jurupa Community Services District Special Tax Revenue	3.000%	9/1/23	150	157
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/24	150	165
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/25	200	225
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/28	100	117
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/30	100	116
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/33	100	115
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/35	170	195
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/37	370	423
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/39	135	154

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/40	140	159
	Jurupa Community Services District Special Tax Revenue	4.000%	9/1/45	1,000	1,128
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/21	500	500
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/21	500	500
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/22	1,535	1,606
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/22	800	837
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,365	1,490
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/23	725	792
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	620	704
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/24	790	897
	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,725	2,024
[1]	Jurupa Public Financing Authority Special Tax Revenue	5.000%	9/1/25	370	434
[1]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/26	1,000	1,161
[1]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/28	1,690	2,031
[1]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/30	1,815	2,228
[1]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/37	605	719
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	5.000%	6/1/22	3,950	4,089
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/36	4,930	5,492
	Kaweah Delta Health Care District Guild Health, Hospital, Nursing Home Revenue	4.000%	6/1/45	2,100	2,325
[1]	Kern Community College District COP	3.000%	6/1/33	500	536
[4]	Kern Community College District GO	0.000%	11/1/27	7,375	6,966
	Kern Community College District GO	4.000%	8/1/28	305	372
	Kern Community College District GO	4.000%	8/1/29	340	421
	Kern Community College District GO	4.000%	8/1/30	375	470
	Kern Community College District GO	4.000%	8/1/31	520	644
	Kern Community College District GO	4.000%	8/1/32	445	549
	Kern Community College District GO	4.000%	8/1/33	635	780
	Kern Community College District GO	4.000%	8/1/35	905	1,106
	La Canada Unified School District GO	4.000%	8/1/22	275	285
	La Canada Unified School District GO	4.000%	8/1/33	510	609
	La Canada Unified School District GO	4.000%	8/1/38	1,030	1,210
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/29	150	178
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/30	200	236
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/31	225	265
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/32	270	317
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/33	350	410
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/34	350	409
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/35	245	286
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/36	250	291
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/37	370	429
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/38	425	492

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/39	905	1,051
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/40	1,035	1,201
[1]	La Mesa-Spring Valley School District GO	4.000%	8/1/41	1,220	1,411
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), ETM	5.000%	9/1/23	750	822
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	4.000%	9/1/23	50	54
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	1,250	1,370
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	1,250	1,370
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	1,500	1,644
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	6,595	7,228
[2]	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/23	5,200	5,699
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	1,140	1,303
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	1,000	1,143
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	1,535	1,755
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	1,050	1,200
	La Quinta Redevelopment Agency Successor Agency Tax Allocation Revenue (La Quinta Redevelopment Project Areas), Prere.	5.000%	9/1/24	25	29
	La Verne CA COP, Prere.	5.000%	5/15/22	300	313
	La Verne CA COP, Prere.	5.000%	5/15/22	310	324
	La Verne CA COP, Prere.	5.000%	5/15/22	550	574
	La Verne CA COP, Prere.	5.000%	5/15/22	750	783
	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/22	590	613
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/23	435	474
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/24	435	493
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/25	600	706
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/26	1,355	1,578
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/27	2,100	2,426

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/27	800	968
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	4.000%	8/1/28	1,850	2,120
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/29	900	1,081
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/30	1,000	1,196
[2]	Lancaster Redevelopment Agency Successor Agency Tax Allocation Revenue (Combined Redevelopment Project Areas)	5.000%	8/1/33	1,200	1,427
	Lee Lake Public Financing Authority Special Tax Revenue	5.000%	9/1/21	1,810	1,810
	Lee Lake Public Financing Authority Special Tax Revenue	5.000%	9/1/23	2,190	2,401
	Liberty Union High School District GO	4.000%	8/1/30	750	884
	Liberty Union High School District GO	4.000%	8/1/31	565	662
	Liberty Union High School District GO	4.000%	8/1/32	250	298
	Liberty Union High School District GO	3.000%	8/1/35	670	745
	Liberty Union High School District GO	3.000%	8/1/36	750	832
	Liberty Union High School District GO	3.000%	8/1/37	825	910
	Liberty Union High School District GO	3.000%	8/1/38	900	982
	Liberty Union High School District GO	3.000%	8/1/39	1,000	1,089
	Liberty Union High School District GO	3.000%	8/1/40	1,000	1,087
	Liberty Union High School District GO	3.000%	8/1/41	1,670	1,811
	Lincoln CA Special Tax Revenue	4.000%	9/1/21	650	650
	Lincoln CA Special Tax Revenue	4.000%	9/1/22	450	466
	Lincoln CA Special Tax Revenue	4.000%	9/1/23	450	483
	Lincoln CA Special Tax Revenue	4.000%	9/1/24	600	664
	Lincoln CA Special Tax Revenue	5.000%	9/1/25	550	647
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/26	1,000	1,205
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/27	1,040	1,286
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/28	1,270	1,605
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/29	2,545	3,198
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/30	3,310	4,137
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/31	3,410	4,249
[2]	Lincoln CA Special Tax Revenue	3.125%	9/1/33	2,485	2,730
[2]	Lincoln CA Special Tax Revenue	5.000%	9/1/33	1,625	2,012
[2]	Lincoln CA Special Tax Revenue	3.250%	9/1/34	1,375	1,513
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/22	1,075	1,123
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/24	1,240	1,411
	Livermore Valley CA Joint Unified School District GO	5.000%	8/1/25	1,180	1,392
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	435	502
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/30	100	115
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/32	350	403
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/34	660	756
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/29	525	655

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/31	575	714
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/32	720	892
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/33	700	866
	Livermore Valley Water Financing Authority Lease Revenue	5.000%	7/1/35	600	740
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	4.000%	8/1/33	670	791
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/37	1,000	1,091
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/38	1,250	1,356
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/40	1,175	1,267
	Lodi CA Unified School District GO	4.000%	8/1/37	2,700	3,151
[6,7]	Lodi CA Unified School District GO TOB VRDO	0.050%	9/2/21	3,700	3,700
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/22	1,000	1,049
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/25	1,335	1,574
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/28	1,330	1,701
[2]	Lodi Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	9/1/29	700	889
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/21	500	505
	Long Beach Bond Finance Authority Natural Gas Revenue	5.250%	11/15/22	260	275
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/24	8,060	9,229
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/27	140	177
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/30	2,025	2,723
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/32	3,345	4,664
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/35	1,855	2,599
	Long Beach Bond Finance Authority Natural Gas Revenue	5.500%	11/15/37	11,715	17,576
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.410%	1.494%	11/15/25	16,845	17,390
[8]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of 3M USD LIBOR + 1.430%	1.514%	11/15/26	10,025	10,388
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/33	1,035	1,201
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/34	2,000	2,319
	Long Beach CA Harbor Appropriations Revenue	5.000%	5/15/35	2,825	3,274
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/38	1,225	1,565
[2]	Long Beach Community College District GO	0.000%	6/1/29	5,420	4,898
	Long Beach Community College District GO	4.000%	8/1/31	1,230	1,446
	Long Beach Community College District GO	4.000%	8/1/33	760	889
	Long Beach Community College District GO	4.000%	8/1/33	400	477
	Long Beach Community College District GO	4.000%	8/1/34	600	700
	Long Beach Community College District GO	4.000%	8/1/35	670	796
	Long Beach Community College District GO	3.000%	8/1/36	1,380	1,531
	Long Beach Community College District GO	3.000%	8/1/37	2,860	3,155
	Long Beach Community College District GO	3.000%	8/1/38	3,160	3,435
	Long Beach Community College District GO	3.000%	8/1/39	3,395	3,683

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Long Beach Community College District GO, ETM	0.000%	6/1/29	960	884
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/24	235	261
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/25	150	171
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/26	150	176
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/27	150	179
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/29	200	248
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/30	200	251
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/31	230	285
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/32	375	461
	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/34	350	425
[2]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/37	400	481
[2]	Long Beach Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	8/1/38	430	516
[11]	Long Beach Unified School District GO	0.000%	8/1/25	1,595	1,554
[11]	Long Beach Unified School District GO	0.000%	8/1/26	1,450	1,391
	Long Beach Unified School District GO	0.000%	8/1/27	2,500	2,229
	Long Beach Unified School District GO	4.000%	8/1/32	1,000	1,227
	Long Beach Unified School District GO	3.000%	8/1/34	550	619
	Long Beach Unified School District GO	3.000%	8/1/35	1,140	1,275
	Long Beach Unified School District GO	3.000%	8/1/36	2,080	2,307
	Long Beach Unified School District GO	3.000%	8/1/39	2,840	3,100
	Long Beach Unified School District GO	3.000%	8/1/40	3,105	3,370
	Los Alamitos Unified School District GO	3.000%	8/1/36	1,145	1,270
	Los Alamitos Unified School District GO	3.000%	8/1/37	1,260	1,390
	Los Angeles CA Community College District GO	5.000%	8/1/22	3,155	3,297
	Los Angeles CA Community College District GO	5.000%	8/1/25	25	30
	Los Angeles CA Community College District GO	4.000%	8/1/31	8,575	10,176
	Los Angeles CA Community College District GO	4.000%	8/1/33	1,925	2,281
	Los Angeles CA Community College District GO	4.000%	8/1/34	3,500	4,139
	Los Angeles CA Community College District GO	4.000%	8/1/35	4,065	4,803
	Los Angeles CA Community College District GO	4.000%	8/1/35	14,160	16,400
	Los Angeles CA Community College District GO	4.000%	8/1/36	4,915	5,801
	Los Angeles CA Community College District GO	4.000%	8/1/36	10,010	11,572
	Los Angeles CA Community College District GO	5.000%	8/1/36	8,850	10,742
	Los Angeles CA Community College District GO	4.000%	8/1/37	1,050	1,212
	Los Angeles CA Community College District GO	4.000%	8/1/37	10,000	11,540
	Los Angeles CA Community College District GO	4.000%	8/1/37	6,515	7,676
	Los Angeles CA Community College District GO	4.000%	8/1/38	24,385	28,098
	Los Angeles CA Community College District GO	4.000%	8/1/38	320	369
	Los Angeles CA Community College District GO	3.000%	8/1/39	715	771
	Los Angeles CA Community College District GO	4.000%	8/1/39	9,000	10,354
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	10,000	10,741
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	1,000	1,074
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/23	6,145	6,601
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	14,500	16,122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	19,225	21,376
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,075	4,531
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	4,320	4,803
	Los Angeles CA Community College District GO, Prere.	4.000%	8/1/24	5,205	5,787
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	37,345	42,609
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	12,860	14,673
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	8,840	10,086
	Los Angeles CA Community College District GO, Prere.	5.000%	8/1/24	37,455	42,735
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/23	855	934
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/24	2,015	2,289
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/25	1,475	1,672
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/26	1,185	1,343
	Los Angeles CA Community Facilities District Special Tax Revenue	5.000%	9/1/27	1,965	2,225
	Los Angeles CA GO	5.000%	9/1/22	10,010	10,050
[1]	Los Angeles CA Unified School District COP	5.000%	10/1/29	425	557
[1]	Los Angeles CA Unified School District COP	5.000%	10/1/31	1,405	1,913
[1]	Los Angeles CA Unified School District COP	4.000%	10/1/33	520	650
	Los Angeles CA Unified School District GO	3.000%	7/1/22	1,595	1,634
	Los Angeles CA Unified School District GO	4.000%	7/1/22	1,100	1,136
	Los Angeles CA Unified School District GO	5.000%	7/1/22	13,000	13,532
	Los Angeles CA Unified School District GO	3.000%	7/1/23	1,550	1,632
	Los Angeles CA Unified School District GO	5.000%	7/1/23	3,860	4,206
	Los Angeles CA Unified School District GO	5.000%	7/1/23	7,185	7,829
	Los Angeles CA Unified School District GO	5.000%	7/1/23	6,905	7,524
	Los Angeles CA Unified School District GO	5.000%	7/1/23	7,275	7,927
	Los Angeles CA Unified School District GO	4.000%	7/1/24	9,000	9,972
	Los Angeles CA Unified School District GO	5.000%	7/1/24	17,285	19,640
	Los Angeles CA Unified School District GO	5.000%	7/1/24	4,000	4,545
	Los Angeles CA Unified School District GO	5.000%	7/1/24	2,810	3,193
	Los Angeles CA Unified School District GO	5.000%	7/1/24	11,000	12,499
	Los Angeles CA Unified School District GO	5.000%	7/1/24	13,105	14,891
	Los Angeles CA Unified School District GO	5.000%	7/1/25	21,505	25,374
	Los Angeles CA Unified School District GO	5.000%	7/1/25	505	573
	Los Angeles CA Unified School District GO	5.000%	7/1/25	1,510	1,714
	Los Angeles CA Unified School District GO	5.000%	7/1/26	7,270	8,860
	Los Angeles CA Unified School District GO	5.000%	7/1/26	25,875	31,535
	Los Angeles CA Unified School District GO	5.000%	7/1/27	8,375	8,709
	Los Angeles CA Unified School District GO	5.000%	7/1/27	3,300	4,142
	Los Angeles CA Unified School District GO	5.000%	1/1/28	8,395	8,729
	Los Angeles CA Unified School District GO	4.000%	7/1/28	3,000	3,662
	Los Angeles CA Unified School District GO	5.000%	7/1/28	34,670	39,246
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	6,436
	Los Angeles CA Unified School District GO	5.000%	7/1/28	5,000	6,436
	Los Angeles CA Unified School District GO	5.000%	7/1/29	34,760	39,316
	Los Angeles CA Unified School District GO	5.000%	7/1/29	1,500	1,978
	Los Angeles CA Unified School District GO	5.000%	7/1/30	8,925	11,725

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,985	2,326
	Los Angeles CA Unified School District GO	5.000%	7/1/30	1,150	1,395
	Los Angeles CA Unified School District GO	5.000%	7/1/30	24,615	27,812
	Los Angeles CA Unified School District GO	4.000%	7/1/31	33,120	41,497
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/31	15,775	19,846
	Los Angeles CA Unified School District GO	5.000%	7/1/31	4,435	5,957
	Los Angeles CA Unified School District GO	3.000%	7/1/32	7,820	8,526
	Los Angeles CA Unified School District GO	4.000%	7/1/32	16,450	20,632
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/32	3,000	3,764
	Los Angeles CA Unified School District GO	4.000%	7/1/33	2,130	2,392
	Los Angeles CA Unified School District GO	4.000%	7/1/33	5,300	6,584
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,080	6,362
	Los Angeles CA Unified School District GO	5.000%	7/1/33	5,000	6,655
	Los Angeles CA Unified School District GO	3.000%	1/1/34	17,750	19,870
	Los Angeles CA Unified School District GO	4.000%	7/1/34	1,500	1,681
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/34	10,000	12,498
	Los Angeles CA Unified School District GO	3.000%	7/1/35	2,600	2,916
	Los Angeles CA Unified School District GO	4.000%	7/1/35	5,575	6,840
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/35	10,000	12,479
	Los Angeles CA Unified School District GO	4.000%	7/1/36	3,400	4,145
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/36	5,600	6,972
	Los Angeles CA Unified School District GO	4.000%	7/1/37	6,190	7,512
	Los Angeles CA Unified School District GO	4.000%	7/1/37	7,500	9,102
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/37	5,870	7,291
	Los Angeles CA Unified School District GO	4.000%	7/1/38	3,925	4,737
	Los Angeles CA Unified School District GO	4.000%	7/1/38	11,285	13,619
[1]	Los Angeles CA Unified School District GO	5.000%	7/1/38	5,120	6,348
	Los Angeles CA Unified School District GO	4.000%	7/1/39	4,000	4,815
	Los Angeles CA Unified School District GO	4.000%	7/1/39	6,200	7,463
	Los Angeles CA Unified School District GO	4.000%	7/1/40	2,275	2,732
	Los Angeles CA Unified School District GO	4.000%	7/1/40	4,100	4,924
	Los Angeles CA Unified School District GO	4.000%	7/1/40	1,045	1,147
[6,7]	Los Angeles CA Unified School District GO TOB VRDO	0.050%	9/2/21	1,065	1,065
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/22	2,750	2,851
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/26	13,090	13,559
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/29	10,000	10,354
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/31	5,420	5,869
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/32	10,880	11,780
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	16,925	18,275
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	5,000	5,853
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	1,525	1,785
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/33	4,500	5,268
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	5,000	5,396
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/34	2,385	2,955
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	4,500	4,854
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,840	3,513

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/35	2,985	3,693
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	3,000	3,705
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/36	6,250	7,718
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	7,000	8,631
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	3,675	4,531
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/37	4,065	5,109
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/39	150	184
[7]	Los Angeles CA Wastewater System Water Revenue VRDO	0.010%	9/2/21	18,600	18,600
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/36	1,450	1,834
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/37	1,335	1,684
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/22	2,895	3,013
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	4,000	4,550
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/24	1,255	1,306
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/25	6,065	7,161
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	5,000	6,287
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	5,000	6,461
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	5,000	6,622
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/30	2,675	3,611
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/31	1,600	2,205
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/31	7,825	8,619
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	5,700	7,632
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/32	4,690	6,590
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/32	8,140	8,960
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	7,000	9,327
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	3,300	4,100
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	7/1/33	8,465	9,311
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	5,000	6,232
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	8,585	9,323
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	6,540	7,482
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/34	5,000	6,308

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/34	7,750	9,612
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	5,000	6,227
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	8,985	9,752
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	1,500	1,853
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/35	5,000	6,293
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/35	10,070	12,145
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	5,000	6,218
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	24,690	30,704
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/36	1,500	1,847
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	10,000	12,040
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/36	3,000	3,953
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	5,000	6,204
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	21,145	26,238
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	4.000%	6/1/37	4,000	4,909
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/37	1,350	1,774
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	6,190	7,859
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	1,190	1,471
Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	6,275	7,956
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/25	1,055	1,247
Los Angeles County Metropolitan Transportation Authority Transit Revenue	5.000%	7/1/26	2,000	2,359
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/21	2,440	2,470
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/22	1,275	1,353
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/24	1,325	1,530
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/25	970	1,160
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/26	2,870	3,539
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/28	4,485	5,825
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	1,000	1,320
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	780	1,030
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	5,590	7,576
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/30	150	178

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	1,700	2,237
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	820	1,079
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/31	6,345	8,561
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	865	1,135
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	6,190	7,333
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	2,000	2,619
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	910	1,191
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	2,000	2,611
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/34	955	1,247
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	2,050	2,671
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/35	1,005	1,310
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/36	3,000	3,687
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	2,090	2,718
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/36	1,055	1,372
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	3,745	4,856
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/37	1,110	1,439
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/38	2,970	3,611
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	3,925	5,078
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/38	1,165	1,507
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	4,345	5,608
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/39	1,225	1,581
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	8,770	11,296
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/40	1,290	1,662
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/22	1,155	1,207
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/23	1,500	1,566
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/24	1,515	1,582
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/25	1,325	1,383
Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue (Multiple Capital Projects II)	5.000%	8/1/31	3,000	3,131

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/22	4,555	4,735
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/23	2,105	2,290
Los Angeles County Redevelopment Refunding Authority Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	7/1/24	2,215	2,409
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/29	1,470	1,740
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/30	3,060	3,614
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/31	4,300	5,071
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/32	7,225	8,513
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/33	8,350	9,831
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/34	7,430	8,738
Los Angeles County Sanitation Districts Financing Authority Sewer Revenue (Capital Projects District No. 14)	5.000%	10/1/35	3,790	4,451
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/22	1,035	1,071
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/23	1,000	1,083
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/23	1,420	1,469
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/24	1,700	1,757
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	1,345	1,578
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/25	1,500	1,551
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	1,535	1,798
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/26	575	698
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	2,020	2,362
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/27	1,670	2,087
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	2,000	2,336
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/28	1,300	1,666
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,115	1,205
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,000	1,315
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/29	1,100	1,444
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,200	1,295

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	675	833
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	400	466
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,000	1,324
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	5,025	6,747
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/30	1,025	1,370
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	1,190	1,285
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	340	441
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	6,000	8,012
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/31	920	1,253
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	1,700	1,835
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	6,585	8,654
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	2,000	2,661
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/32	920	1,247
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,510	1,630
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	110	128
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,800	2,213
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	225	289
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	8,540	11,195
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/33	1,755	2,369
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,135	4,460
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,750	5,522
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	1,955	2,403
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	4,540	5,932
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	250	291
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/34	2,075	2,790
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/35	5,000	6,106
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	2,000	2,321
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	1,850	2,273
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/35	7,585	9,890
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,275	2,794

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	3,000	3,847
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	2,750	3,504
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/36	14,040	18,249
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/37	7,500	9,100
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	2,500	3,070
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	3,525	4,481
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/37	8,380	10,877
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/38	7,500	9,078
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,185	4,040
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	5,800	7,511
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/38	3,140	4,158
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/39	8,000	9,636
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	14,255	18,441
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,565	3,247
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/39	2,500	3,302
Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/40	8,000	9,615
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	2,055	2,385
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/40	7,030	9,255
Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/41	7,965	10,439
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/39	7,995	10,482
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/40	16,535	21,551
Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/41	21,145	27,758
Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.010%	9/1/21	300	300
Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	0.010%	9/1/21	2,080	2,080
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/22	2,630	2,737
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/25	10,100	10,747
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	750	899
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/26	4,800	5,106
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/28	8,030	9,263
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/29	1,500	1,663

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	10,000	11,085
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	2,065	2,336
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	3,825	4,407
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/30	965	1,151
Los Angeles Department of Water & Power System Electric Power & Light Revenue	3.250%	7/1/31	5,000	5,391
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	10,010	12,246
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,625	3,302
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	15,200	16,507
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	7,000	7,756
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/31	2,500	2,828
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	6,730	7,454
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	2,190	2,748
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	14,320	15,548
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	3,300	3,732
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/32	7,750	8,912
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,075	1,345
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	31,480	36,165
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/33	1,590	1,891
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	35,550	40,802
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	1,540	1,922
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	20,755	26,304
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	2,000	2,259
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/34	12,005	13,560
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	6,510	8,237
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,000	2,493
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	38,460	44,115
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	1,565	1,857
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/35	2,500	2,868
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	3,050	3,852
Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	20,535	25,550

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,050	1,245
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/36	1,555	1,844
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	25,260	31,358
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/37	100	118
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	5,000	6,196
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	1,460	1,860
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/38	7,740	9,998
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.000%	7/1/39	3,725	4,197
[6,7]	Los Angeles Department of Water & Power System Electric Power & Light Revenue TOB VRDO	0.020%	9/2/21	5,400	5,400
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	9/1/21	5,100	5,100
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	9/1/21	20,800	20,800
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	9/1/21	13,500	13,500
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	9/1/21	8,500	8,500
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	9/1/21	6,000	6,000
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	9/1/21	11,800	11,800
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	9/1/21	22,075	22,075
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	9/1/21	12,900	12,900
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	9/2/21	6,500	6,500
	Los Angeles Department of Water & Power System Electric Power & Light Revenue VRDO	0.010%	9/2/21	9,250	9,250
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/22	1,060	1,103
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/23	5,605	5,833
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/25	1,395	1,649
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,500	1,561
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	1,755	2,107
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/26	6,060	7,275
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	4,690	5,305
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/31	450	537
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	7,000	7,606
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/32	6,080	6,882
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,000	5,429

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/33	5,525	6,583
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	5,305	6,000
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/34	4,500	5,353
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/35	2,250	2,674
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	100	119
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	1,455	1,728
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/36	4,000	4,868
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/37	5,620	6,834
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/38	1,085	1,287
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/40	7,000	9,151
Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/44	5,000	6,043
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	9/1/21	3,300	3,300
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	9/1/21	4,700	4,700
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	9/1/21	34,320	34,320
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	9/1/21	4,300	4,300
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	9/1/21	24,750	24,750
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	9/1/21	18,820	18,820
Los Angeles Department of Water & Power Water System Water Revenue VRDO	0.010%	9/2/21	1,800	1,800
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/24	6,275	7,226
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/25	140	161
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	8,140	9,710
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	5,000	5,964
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/25	1,798	2,145
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	3,095	3,809
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/26	7,586	9,336
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	8,175	10,033
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/27	12,409	15,675
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	4,050	5,233
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	1,185	1,531
Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/28	9,736	12,580

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	9,805	11,978
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	3,070	4,050
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	1,000	1,319
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/29	2,241	2,957
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	3,785	5,081
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	1,000	1,342
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/30	2,145	2,879
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/31	815	1,089
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/32	1,350	1,798
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/33	10,410	12,030
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/34	6,220	7,174
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/34	2,694	3,558
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/35	28,255	32,547
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/35	2,130	2,807
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/36	6,385	7,344
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	9,590	11,520
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/36	2,417	3,168
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/37	4,468	5,839
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	4.000%	11/1/38	105	120
	Los Angeles Municipal Improvement Corp. Lease (Abatement) Revenue	5.000%	11/1/38	3,581	4,664
	Los Rios Community College District GO	5.000%	8/1/24	500	570
	Los Rios Community College District GO	5.000%	8/1/26	1,410	1,727
	Los Rios Community College District GO	5.000%	8/1/27	1,100	1,387
	Los Rios Community College District GO	5.000%	8/1/30	1,140	1,418
	Los Rios Community College District GO	4.000%	8/1/31	3,080	3,633
	Los Rios Community College District GO	4.000%	8/1/32	3,135	3,682
	Los Rios Community College District GO	4.000%	8/1/33	1,010	1,079
	Los Rios Community College District GO	4.000%	8/1/33	3,150	3,674
	Los Rios Community College District GO	4.000%	8/1/35	3,750	4,339
	Los Rios Community College District GO	4.000%	8/1/35	250	289
	Los Rios Community College District GO	4.000%	8/1/36	700	808
	Los Rios Community College District GO	4.000%	8/1/37	525	605
	Los Rios Community College District GO	4.000%	8/1/38	610	702
	Lowell Joint School District GO	5.000%	8/1/37	1,000	1,309
	Lowell Joint School District GO	3.000%	8/1/40	1,365	1,498
[1,6,7]	Lynwood CA Unified School District GO TOB VRDO	0.040%	9/2/21	2,980	2,980
[4]	Mammoth CA Unified School District GO	0.000%	8/1/26	1,250	1,193
[4]	Manhattan Beach Unified School District GO	0.000%	9/1/26	2,160	2,083

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/27	265	315
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/28	375	453
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/29	350	426
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/30	325	395
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/32	550	658
[1]	Manteca Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/39	1,110	1,300
	Manteca Unified School District GO	5.000%	8/1/22	1,000	1,045
	Marin Community College District GO	4.000%	8/1/29	450	537
	Marin Community College District GO	4.000%	8/1/30	800	962
	Marin Community College District GO	4.000%	8/1/31	7,660	9,215
	Marin Community College District GO	4.000%	8/1/32	1,000	1,176
	Marin Community College District GO	4.000%	8/1/32	2,945	3,543
	Marin Community College District GO	4.000%	8/1/33	1,900	2,286
	Marin Community College District GO	4.000%	8/1/34	1,000	1,176
	Marin Community College District GO	4.000%	8/1/34	3,030	3,645
	Marin Community College District GO	4.000%	8/1/36	665	782
	Marin County CA COP	4.000%	11/1/32	200	227
	Marin Healthcare District GO	5.000%	8/1/28	435	510
	Marin Healthcare District GO	5.000%	8/1/30	520	608
	Marin Healthcare District GO	5.000%	8/1/31	1,000	1,169
	Marin Healthcare District GO	5.000%	8/1/32	1,850	2,163
	Marin Healthcare District GO	5.000%	8/1/33	1,350	1,578
	Marin Healthcare District GO	5.000%	8/1/34	1,275	1,489
	Marin Healthcare District GO	4.000%	8/1/35	1,750	1,962
	Marin Healthcare District GO	4.000%	8/1/40	20,645	23,080
	Marin Healthcare District GO	4.000%	8/1/45	10,000	11,112
	Marin Water District Financing Authority Water Revenue	5.000%	7/1/44	6,000	6,239
	Marina Coast Water District Water Revenue	4.000%	6/1/22	1,090	1,122
	Martinez Unified School District GO	3.000%	8/1/35	1,100	1,189
	Menifee Union School District GO	4.000%	8/1/29	165	205
	Menifee Union School District GO	4.000%	8/1/30	200	251
	Menifee Union School District GO	4.000%	8/1/32	250	309
[2]	Menifee Union School District GO	4.000%	8/1/34	350	429
[2]	Menifee Union School District GO	4.000%	8/1/36	300	364
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/21	615	617
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/22	520	547
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/26	1,000	1,177
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/27	1,250	1,470
[2]	Menlo Park Community Development Agency Successor Agency Tax Allocation Revenue (Las Pulgas Community Development Project)	5.000%	10/1/29	400	470
	Mesa Water District COP	5.000%	3/15/28	400	513
	Mesa Water District COP	5.000%	3/15/29	335	440
	Mesa Water District COP	5.000%	3/15/30	405	544
	Mesa Water District COP	5.000%	3/15/31	250	334

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mesa Water District COP	5.000%	3/15/32	350	465
	Mesa Water District COP	5.000%	3/15/33	350	464
	Mesa Water District COP	4.000%	3/15/39	770	928
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/26	3,325	3,920
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/30	2,150	2,236
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/30	3,585	3,685
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/31	2,250	2,338
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/35	1,500	1,972
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/37	1,600	2,093
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/38	11,000	14,545
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/38	1,910	2,493
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/39	7,660	10,103
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/39	1,750	2,279
	Metropolitan Water District of Southern California Water Revenue	5.000%	7/1/40	10,345	13,574
	Metropolitan Water District of Southern California Water Revenue	5.000%	10/1/40	1,750	2,274
	Metropolitan Water District of Southern California Water Revenue VRDO	0.010%	9/1/21	3,600	3,600
	Metropolitan Water District of Southern California Water Revenue VRDO	0.010%	9/1/21	16,180	16,180
	Metropolitan Water District of Southern California Water Revenue VRDO	0.010%	9/1/21	16,580	16,580
	Miracosta Community College District GO	4.000%	8/1/33	1,100	1,374
	Miracosta Community College District GO	4.000%	8/1/34	1,775	2,202
	Miracosta Community College District GO	2.000%	8/1/39	2,235	2,236
	Miracosta Community College District GO	2.000%	8/1/40	2,000	1,977
	Modesto CA Special Tax Revenue	5.000%	9/1/29	1,570	1,759
	Modesto CA Special Tax Revenue	5.000%	9/1/30	1,700	1,899
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/28	2,885	3,728
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/29	1,300	1,716
	Modesto CA Wastewater Sewer Revenue	5.000%	11/1/30	1,355	1,820
[4]	Modesto High School District GO	0.000%	8/1/26	5,010	4,784
	Modesto Irrigation District Electric Power & Light Revenue	5.000%	7/1/22	1,025	1,067
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,475	1,737
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/31	1,840	2,167
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/37	2,360	3,018
	Modesto Irrigation District Lease (Non-Terminable) Revenue	5.000%	10/1/38	2,015	2,571
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/31	660	794
	Montclair Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	10/1/34	615	733
	Montebello Unified School District GO	5.000%	8/1/41	2,555	3,063
[6,7]	Moreno Valley CA Unified School District Financing Authority GO TOB VRDO	0.090%	9/2/21	7,700	7,700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,220	1,517
	Moreno Valley Community Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/32	1,020	1,255
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/21	615	615
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/22	685	711
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/23	735	790
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	4.000%	9/1/24	780	864
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/25	845	996
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/26	930	1,117
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/27	1,010	1,205
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/29	1,185	1,397
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/31	1,390	1,621
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/35	920	1,065
[1]	Moreno Valley Unified School District GO	4.000%	8/1/34	200	251
[1]	Moreno Valley Unified School District GO	4.000%	8/1/35	250	312
[1]	Moreno Valley Unified School District GO	4.000%	8/1/36	465	577
[1]	Moreno Valley Unified School District GO	4.000%	8/1/37	365	451
[1]	Moreno Valley Unified School District GO	4.000%	8/1/38	325	400
[1]	Moreno Valley Unified School District GO	4.000%	8/1/39	1,470	1,799
[1]	Moreno Valley Unified School District GO	4.000%	8/1/40	825	1,010
[1]	Moreno Valley Unified School District GO	4.000%	8/1/41	1,620	1,978
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, ETM	5.000%	3/1/23	1,330	1,427
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, ETM	5.000%	9/1/23	2,550	2,798
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	5,430	5,957
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	2,990	3,280
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	4,315	4,734
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	2,000	2,194
	Morgan Hill Redevelopment Agency Successor Agency Tax Allocation Revenue, Prere.	5.000%	9/1/23	5,075	5,568
	Morgan Hill Unified School District GO	4.000%	8/1/32	400	470
	Morgan Hill Unified School District GO	4.000%	8/1/33	200	233
	Morgan Hill Unified School District GO	4.000%	8/1/34	250	290
	Morgan Hill Unified School District GO	4.000%	8/1/36	1,240	1,432
	Morgan Hill Unified School District GO	4.000%	8/1/37	745	858
	Mount San Antonio Community College District GO	0.000%	8/1/25	2,000	1,949
[9]	Mount San Antonio Community College District GO, 5.875% coupon rate effective 8/1/23	0.000%	8/1/28	3,000	3,564
	Mount San Jacinto Community College District GO	4.000%	8/1/37	3,290	3,893
	Mount San Jacinto Community College District GO	4.000%	8/1/38	1,400	1,648
	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/22	180	187

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/23	320	343
	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/24	500	550
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/25	340	389
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/26	290	339
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/27	360	429
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/28	430	520
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/29	450	552
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/29	215	264
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/30	550	683
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/30	330	410
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/31	575	710
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/31	400	494
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/32	400	492
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/33	325	397
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/34	300	364
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/35	325	394
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/35	1,000	1,211
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/36	315	380
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/37	300	361
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/38	300	359
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/39	275	328
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/40	1,400	1,661
[1]	Mountain House Public Financing Authority Lease Revenue	4.000%	12/1/40	350	415
	Mountain View Los Altos CA Union High School District GO	0.000%	8/1/26	3,500	3,383
	Mountain View Los Altos CA Union High School District GO	1.750%	8/1/33	3,000	3,081
	Mountain View Los Altos CA Union High School District GO	1.875%	8/1/34	4,150	4,289
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/32	500	630
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/34	350	440
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/35	450	564
[2]	Mountain View Shoreline Regional Park Community Tax Allocation Revenue	5.000%	8/1/37	1,220	1,523

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mountain View-Whisman School District (School Financing Project) COP, ETM	5.000%	6/1/22	400	415
	Mountain View-Whisman School District GO	5.000%	9/1/26	1,110	1,366
	Mountain View-Whisman School District GO	4.000%	9/1/32	260	324
	Mountain View-Whisman School District GO	4.000%	9/1/33	500	620
	Mountain View-Whisman School District GO	3.000%	9/1/35	640	729
	Mountain View-Whisman School District GO	3.000%	9/1/39	1,200	1,332
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	685	868
	M-S-R Energy Authority Natural Gas Revenue	6.125%	11/1/29	200	253
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	12,890	20,258
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	10,350	16,266
	M-S-R Energy Authority Natural Gas Revenue	7.000%	11/1/34	11,265	17,704
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	11,360	18,651
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	13,825	22,699
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/39	16,100	26,434
	M-S-R Public Power Agency Electric Power & Light Revenue	5.000%	7/1/22	9,025	9,390
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/21	1,605	1,605
[2]	Murrieta Valley Unified School District GO	4.000%	9/1/22	320	332
[2]	Murrieta Valley Unified School District GO	4.000%	9/1/23	850	915
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/23	1,460	1,600
[2]	Murrieta Valley Unified School District GO	4.000%	9/1/24	350	389
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/25	700	809
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/25	1,400	1,619
[2]	Murrieta Valley Unified School District GO	5.000%	9/1/26	1,625	1,883
[2]	Murrieta Valley Unified School District GO	0.000%	9/1/33	475	390
[2]	Murrieta Valley Unified School District GO, Prere.	5.000%	3/1/25	520	606
[2]	Murrieta Valley Unified School District GO, Prere.	5.000%	3/1/25	465	541
[2]	Murrieta Valley Unified School District GO, Prere.	5.000%	3/1/25	300	349
	Napa Valley Community College District GO	4.000%	8/1/30	8,130	9,253
	Napa Valley Community College District GO	4.000%	8/1/31	4,650	5,282
	Napa Valley Unified School District GO	5.000%	8/1/31	205	248
	Napa Valley Unified School District GO	0.000%	8/1/33	5,770	4,635
[2]	Napa Valley Unified School District GO	4.000%	8/1/33	2,370	2,748
[2]	Napa Valley Unified School District GO	4.000%	8/1/36	3,175	3,667
[2]	Natomas Unified School District GO	4.000%	8/1/33	860	989
	Natomas Unified School District GO	4.000%	8/1/40	500	538
	Nevada Joint Union High School District GO	4.000%	8/1/32	1,320	1,569
	Nevada Joint Union High School District GO	4.000%	8/1/33	1,410	1,664
	Nevada Joint Union High School District GO	4.000%	8/1/34	580	680
	New Haven Unified School District GO	5.000%	8/1/26	4,535	5,539
	New Haven Unified School District GO	5.000%	8/1/27	1,335	1,634
	New Haven Unified School District GO	4.000%	8/1/29	100	121
	New Haven Unified School District GO	4.000%	8/1/30	100	120
	New Haven Unified School District GO	4.000%	8/1/31	100	120
	New Haven Unified School District GO	4.000%	8/1/32	100	119
	New Haven Unified School District GO	4.000%	8/1/35	325	384
	New Haven Unified School District GO	4.000%	8/1/36	155	182
	New Haven Unified School District GO	4.000%	8/1/37	300	351
	New Haven Unified School District GO	4.000%	8/1/38	805	939
	New Haven Unified School District GO	5.000%	8/1/40	955	1,110
[2]	Newark CA Unified School District GO	0.000%	8/1/26	3,300	3,176
	Newport Mesa Unified School District GO	5.000%	8/1/22	1,815	1,897
	Newport Mesa Unified School District GO	5.000%	8/1/26	1,175	1,440
	Newport Mesa Unified School District GO	0.000%	8/1/29	4,625	4,253
	Newport Mesa Unified School District GO	0.000%	8/1/30	3,000	2,697
	Newport Mesa Unified School District GO	0.000%	8/1/31	1,500	1,320
	Newport Mesa Unified School District GO	0.000%	8/1/32	14,000	12,062

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Norco CA Special Tax Revenue	4.000%	9/1/21	1,055	1,055
	Norco CA Special Tax Revenue	5.000%	9/1/22	970	1,015
	Norco CA Special Tax Revenue	5.000%	9/1/23	1,270	1,393
	Norco CA Special Tax Revenue	5.000%	9/1/24	1,380	1,579
	Norco CA Special Tax Revenue	5.000%	9/1/25	500	594
	Norco CA Special Tax Revenue	5.000%	9/1/26	1,620	1,991
	Norco CA Special Tax Revenue	5.000%	9/1/27	1,755	2,219
[1]	Norco CA Special Tax Revenue	5.000%	9/1/28	805	1,008
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/30	600	781
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/32	1,000	1,293
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/34	280	335
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/35	440	525
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,000	1,275
	Norco Financing Authority Lease (Non-Terminable) Revenue	5.000%	10/1/37	855	1,087
	Norco Financing Authority Lease (Non-Terminable) Revenue	4.000%	10/1/39	1,565	1,849
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	200	246
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/29	750	977
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	250	306
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/30	650	865
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/31	1,000	1,357
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/32	2,250	3,036
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	500	607
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/33	2,000	2,685
[1]	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	4.000%	3/1/34	2,145	2,662
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/34	500	605
	Norman Y Mineta San Jose International Airport SJC Port, Airport & Marina Revenue	5.000%	3/1/36	3,020	3,647
	North Orange County CA Community College District GO	4.000%	8/1/33	375	456
	North Orange County CA Community College District GO	3.000%	8/1/38	1,805	1,983
	North Orange County CA Community College District GO	3.000%	8/1/39	2,165	2,373
	North Orange County CA Community College District GO	3.000%	8/1/40	2,200	2,391
	Northern California Energy Authority Natural Gas Revenue PUT	4.000%	7/1/24	94,800	103,958
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/22	200	206
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/23	385	415

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/24	695	782
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/25	2,030	2,371
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/27	1,285	1,548
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/28	1,200	1,443
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/29	1,775	2,128
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/31	1,385	1,659
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/32	2,550	3,052
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/33	4,285	5,126
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/34	3,295	3,936
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/36	5,000	5,952
	Northern California Transmission Agency Electric Power & Light Revenue (California Oregon Project)	5.000%	5/1/39	1,525	1,808
	Northern California Transmission Agency Electric Power & Light Revenue (California-Oregon Project)	5.000%	5/1/37	3,500	4,161
	Northern California Transmission Agency Electric Power & Light Revenue (California-Oregon Project)	5.000%	5/1/38	1,250	1,484
	Northstar Community Services District Special Tax Revenue	5.000%	9/1/21	700	472
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/34	615	700
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/35	425	483
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/38	1,420	1,578
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/39	900	995
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/40	1,000	1,099
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/39	1,475	1,735
	Novato Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	9/1/40	1,465	1,720
[6,7]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.050%	9/2/21	10,000	10,000
[6,7]	Nuveen California AMT-Free Quality Municipal Income Fund VRDO VRDP	0.090%	9/2/21	25,500	25,500
	Oakdale Irrigation District Water Revenue	5.000%	8/1/26	240	262
	Oakdale Irrigation District Water Revenue	5.000%	8/1/27	350	382
	Oakdale Irrigation District Water Revenue	5.000%	8/1/29	455	497
	Oakdale Irrigation District Water Revenue	5.000%	8/1/30	415	452
	Oakdale Irrigation District Water Revenue	5.000%	8/1/33	350	381
	Oakdale Irrigation District Water Revenue	5.000%	8/1/34	400	435
	Oakdale Irrigation District Water Revenue	5.000%	8/1/35	300	326

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oakland CA GO	2.000%	1/15/34	5,505	5,643
	Oakland CA GO	2.000%	1/15/35	4,480	4,572
	Oakland CA GO	2.125%	1/15/36	4,735	4,836
	Oakland CA GO	3.000%	1/15/40	6,580	7,183
	Oakland Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	3,000	3,000
	Oakland Unified School District/Alameda County GO	5.000%	8/1/22	1,300	1,357
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/22	2,325	2,428
	Oakland Unified School District/Alameda County GO	5.000%	8/1/23	6,265	6,828
	Oakland Unified School District/Alameda County GO	5.500%	8/1/23	980	1,054
	Oakland Unified School District/Alameda County GO	4.000%	8/1/24	600	664
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	11,375	12,915
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,835	2,083
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,275	1,448
	Oakland Unified School District/Alameda County GO	5.000%	8/1/24	1,375	1,561
	Oakland Unified School District/Alameda County GO	4.000%	8/1/25	175	199
	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	2,850	3,354
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	2,375	2,799
	Oakland Unified School District/Alameda County GO	5.000%	8/1/25	570	671
	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	1,260	1,482
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/26	2,835	3,340
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	175	218
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,965	2,458
	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,295	1,523
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/27	1,160	1,366
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	2,940	3,662
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,210	1,511
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,000	1,176
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	1,230	1,448
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	140	169
	Oakland Unified School District/Alameda County GO	5.000%	8/1/28	6,140	7,429
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/29	2,060	2,571
	Oakland Unified School District/Alameda County GO	5.000%	8/1/29	1,000	1,175

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	1,800	2,237
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	2,030	2,530
	Oakland Unified School District/Alameda County GO	5.000%	8/1/30	100	121
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	480	596
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	5,250	6,533
	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	2,375	2,789
[1]	Oakland Unified School District/Alameda County GO	5.000%	8/1/31	1,480	1,842
[2]	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	5,910	7,341
	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	2,615	3,070
	Oakland Unified School District/Alameda County GO	5.000%	8/1/32	2,470	3,060
	Oakland Unified School District/Alameda County GO	5.000%	8/1/33	1,200	1,485
	Oakland Unified School District/Alameda County GO	5.000%	8/1/33	1,350	1,584
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/34	4,500	5,290
	Oakland Unified School District/Alameda County GO	5.000%	8/1/34	2,500	2,933
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/35	5,210	6,116
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/36	7,970	9,336
[2]	Oakland Unified School District/Alameda County GO	4.000%	8/1/37	3,465	4,050
	Oakland Unified School District/Alameda County GO	5.000%	8/1/37	3,000	3,690
[2]	Oakland Unified School District/Alameda County GO	3.000%	8/1/40	6,000	6,404
[2]	Oceanside CA Unified School District GO	4.000%	8/1/32	300	381
[1]	Oceanside CA Unified School District GO	4.000%	8/1/33	3,500	3,853
[2]	Oceanside CA Unified School District GO	4.000%	8/1/34	355	444
[2]	Oceanside CA Unified School District GO	4.000%	8/1/35	395	492
[2]	Oceanside CA Unified School District GO	4.000%	8/1/38	500	615
[2]	Oceanside CA Unified School District GO	4.000%	8/1/40	1,320	1,614
	Oceanside CA Unified School District GO	4.000%	8/1/41	100	112
	Ohlone Community College District GO	5.000%	8/1/22	760	794
	Ohlone Community College District GO	4.000%	8/1/34	3,920	4,535
	Ohlone Community College District GO	4.000%	8/1/35	4,290	4,957
[2]	Ontario International Airport Authority Port, Airport & Marina Revenue	4.000%	5/15/41	1,250	1,486
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/27	1,285	1,400
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/28	1,765	1,923
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/29	2,280	2,485
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/30	1,400	1,526
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/31	2,525	2,752

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/32	2,660	2,899
	Ontario Public Financing Authority Water Revenue	5.250%	7/1/33	2,205	2,403
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/23	200	218
	Orange County CA Airport Port, Airport & Marina Revenue	5.000%	7/1/27	290	364
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/21	1,200	1,200
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	3/1/22	1,230	1,258
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/22	1,260	1,317
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	3/1/23	1,290	1,376
	Orange County Development Agency Successor Agency Tax Allocation Revenue (Santa Ana Heights Project Area)	5.000%	9/1/23	1,320	1,441
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/36	2,870	3,665
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/37	6,865	8,743
	Orange County Local Transportation Authority Sales Tax Revenue	5.000%	2/15/39	3,825	4,850
	Orange County Sanitation District Sewer Revenue	5.000%	2/1/30	9,925	11,290
	Orange County Sanitation District Sewer Revenue	4.000%	2/1/32	5,890	5,980
	Orange County Water District COP	2.000%	8/15/23	27,720	28,476
[7]	Orange County Water District COP VRDO	0.010%	9/1/21	7,400	7,400
	Orange County Water District Water Revenue	5.000%	8/15/32	860	1,130
	Orange County Water District Water Revenue	4.000%	8/15/35	790	954
	Orange County Water District Water Revenue	4.000%	8/15/41	1,100	1,259
	Orange County Water District Water Revenue, Prere.	5.000%	8/15/23	8,000	8,761
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/32	1,045	1,265
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/34	1,130	1,360
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/36	1,170	1,402
[2]	Oxnard CA Gas Tax Fuel Sales Tax Revenue	4.000%	9/1/37	770	920
	Oxnard Union High School District GO	4.000%	8/1/23	210	225
	Oxnard Union High School District GO	4.000%	8/1/24	200	222
	Oxnard Union High School District GO	5.000%	8/1/26	850	1,037
	Oxnard Union High School District GO	5.000%	8/1/27	750	941
	Oxnard Union High School District GO	5.000%	8/1/28	500	626
	Oxnard Union High School District GO	5.000%	8/1/29	850	1,062
	Oxnard Union High School District GO	4.000%	8/1/30	2,000	2,355
	Oxnard Union High School District GO	4.000%	8/1/31	750	880
	Oxnard Union High School District GO	4.000%	8/1/32	1,000	1,171
	Oxnard Union High School District GO	4.000%	8/1/32	325	387
	Oxnard Union High School District GO	4.000%	8/1/33	375	446
	Oxnard Union High School District GO	4.000%	8/1/35	1,125	1,329
	Oxnard Union High School District GO	4.000%	8/1/36	750	882
	Oxnard Union High School District GO	4.000%	8/1/37	1,220	1,429
	Oxnard Union High School District GO	4.000%	8/1/38	1,630	1,902
	Oxnard Union High School District GO	4.000%	8/1/39	1,000	1,165

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Oxnard Union High School District GO	4.000%	8/1/40	1,515	1,757
	Pajaro Valley Unified School District GO	4.000%	8/1/33	225	262
	Pajaro Valley Unified School District GO	4.000%	8/1/34	250	290
	Pajaro Valley Unified School District GO	4.000%	8/1/35	300	347
	Pajaro Valley Unified School District GO	4.000%	8/1/36	250	288
	Pajaro Valley Unified School District GO	5.000%	8/1/38	1,155	1,423
	Palm Desert CA	2.000%	9/2/22	235	238
	Palm Desert CA	4.000%	9/2/26	670	750
	Palm Desert CA	4.000%	9/2/31	400	459
	Palm Desert CA	4.000%	9/2/37	600	680
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/21	440	442
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/24	1,050	1,199
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,075	1,272
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/26	1,100	1,341
[1]	Palm Desert Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,200	1,475
	Palm Springs Unified School District GO	5.000%	8/1/22	1,565	1,635
	Palm Springs Unified School District GO	5.000%	8/1/25	4,775	5,649
	Palm Springs Unified School District GO	4.000%	8/1/31	4,160	4,536
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	350	350
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	675	705
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	437
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	725	825
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	740	872
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/25	550	648
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	830	1,009
	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/26	700	851
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/27	430	521
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,355	1,640
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,275	1,535
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	415	496
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32	1,435	1,711
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	750	893
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	500	594
[4]	Palmdale Community Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,000	2,375
	Palo Alto CA	4.000%	9/2/21	400	400
	Palo Alto CA	5.000%	9/2/27	1,000	1,047
[6]	Palo Alto CA COP TOB VRDO	0.090%	9/2/21	6,415	6,415
	Palo Alto Unified School District GO	0.000%	8/1/24	15,890	15,771
	Palomar Community College District GO	5.000%	5/1/28	15	17

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Palomar Community College District GO	5.000%	8/1/30	520	647
	Palomar Community College District GO	5.000%	8/1/31	400	497
	Palomar Community College District GO	5.000%	8/1/32	300	373
	Palomar Community College District GO	4.000%	8/1/33	2,140	2,416
	Palomar Community College District GO	5.000%	8/1/33	2,805	3,478
	Palomar Community College District GO	4.000%	8/1/34	2,390	2,694
	Palomar Community College District GO	5.000%	8/1/35	2,485	3,074
	Palomar Community College District GO, Prere.	5.000%	5/1/25	120	141
	Palomar Health COP	5.000%	11/1/21	810	816
	Palomar Health COP	5.000%	11/1/23	600	657
	Palomar Health COP	5.000%	11/1/24	665	756
	Palomar Health COP	5.000%	11/1/26	445	538
	Palomar Health COP	5.000%	11/1/27	750	930
	Palomar Health COP	5.000%	11/1/32	4,550	5,514
[4]	Palomar Health GO	0.000%	8/1/22	7,315	7,284
[11]	Palomar Health GO	0.000%	8/1/24	5,130	5,040
[11]	Palomar Health GO	0.000%	8/1/26	1,250	1,193
	Palomar Health GO	5.000%	8/1/26	310	369
[4]	Palomar Health GO	0.000%	8/1/27	16,165	15,027
[11]	Palomar Health GO	0.000%	8/1/27	8,095	7,569
[11]	Palomar Health GO	0.000%	8/1/28	500	458
	Palomar Health GO	5.000%	8/1/28	1,640	1,933
	Palomar Health GO	5.000%	8/1/28	8,570	10,102
[11]	Palomar Health GO	0.000%	8/1/29	7,210	6,440
	Palomar Health GO	5.000%	8/1/29	875	1,029
	Palomar Health GO	5.000%	8/1/29	4,340	5,106
	Palomar Health GO	4.000%	8/1/30	2,000	2,243
	Palomar Health GO	5.000%	8/1/30	1,130	1,327
	Palomar Health GO	4.000%	8/1/31	1,550	1,738
	Palomar Health GO	5.000%	8/1/31	800	939
	Palomar Health GO	4.000%	8/1/32	4,900	5,493
	Palomar Health GO	5.000%	8/1/33	1,320	1,549
	Palomar Health GO	0.000%	8/1/34	225	169
	Palomar Health GO	0.000%	8/1/35	595	435
	Palomar Health GO	0.000%	8/1/36	510	361
	Palomar Health GO	4.000%	8/1/36	5,015	5,617
	Palomar Health GO	0.000%	8/1/37	1,210	828
	Palomar Health GO	3.000%	8/1/37	250	258
	Palomar Health GO	4.000%	8/1/37	4,195	4,697
[11]	Palomar Health GO	7.000%	8/1/38	3,510	4,974
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/21	1,375	1,385
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/23	2,410	2,641
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	2,390	2,718
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/25	2,250	2,644
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,875	2,268
	Palomar Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	345	414
	Palomar Health, Hospital, Nursing Home Revenue	4.000%	11/1/39	8,895	9,853
[4]	Palos Verdes Peninsula Unified School District GO	0.000%	11/1/26	320	307
[2]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/22	2,965	3,092

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	5.000%	8/1/23	2,485	2,708
[4]	Paramount Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/26	6,050	5,513
[1]	Paramount Unified School District GO	4.000%	8/1/30	70	87
[1]	Paramount Unified School District GO	4.000%	8/1/31	125	154
[1]	Paramount Unified School District GO	4.000%	8/1/32	150	184
[1]	Paramount Unified School District GO	4.000%	8/1/33	145	177
[1]	Paramount Unified School District GO	4.000%	8/1/34	150	183
[1]	Paramount Unified School District GO	4.000%	8/1/35	300	365
[1]	Paramount Unified School District GO	4.000%	8/1/37	390	471
[1]	Paramount Unified School District GO	4.000%	8/1/38	690	830
[1]	Paramount Unified School District GO	4.000%	8/1/39	470	564
[1]	Paramount Unified School District GO	4.000%	8/1/40	450	538
	Pasadena Unified School District GO	5.000%	8/1/24	1,085	1,237
	Pasadena Unified School District GO	5.000%	8/1/25	750	888
	Pasadena Unified School District GO	5.000%	8/1/25	1,000	1,183
	Pasadena Unified School District GO	5.000%	8/1/26	1,015	1,241
	Pasadena Unified School District GO	5.000%	8/1/26	510	624
	Pasadena Unified School District GO	4.000%	8/1/32	1,115	1,277
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	3,695	3,816
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	1,500	1,549
	Pasadena Unified School District GO, Prere.	5.000%	5/1/22	2,000	2,065
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/33	595	762
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/35	750	955
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/36	1,000	1,271
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/37	1,000	1,267
	Peninsula Corridor CA Joint Powers Board Transit Revenue	5.000%	10/1/38	600	759
	Peralta Community College District GO	5.000%	8/1/23	1,000	1,091
	Peralta Community College District GO	5.000%	8/1/25	510	600
	Peralta Community College District GO	5.000%	8/1/25	500	588
	Peralta Community College District GO	4.000%	8/1/26	1,500	1,701
	Peralta Community College District GO	5.000%	8/1/26	650	789
	Peralta Community College District GO	5.000%	8/1/27	1,490	1,741
	Peralta Community College District GO	5.000%	8/1/27	1,000	1,249
	Peralta Community College District GO	5.000%	8/1/28	2,455	2,867
	Peralta Community College District GO	5.000%	8/1/28	555	711
	Peralta Community College District GO	5.000%	8/1/29	2,430	2,734
	Peralta Community College District GO	5.000%	8/1/29	3,115	3,635
	Peralta Community College District GO	5.000%	8/1/29	1,085	1,421
	Peralta Community College District GO	5.000%	8/1/30	2,260	2,635
	Peralta Community College District GO	5.000%	8/1/30	670	893
	Peralta Community College District GO	5.000%	8/1/30	3,380	4,503
	Peralta Community College District GO	5.000%	8/1/31	1,650	1,922
	Peralta Community College District GO	5.000%	8/1/31	1,225	1,666
	Peralta Community College District GO	5.000%	8/1/32	4,340	5,053
	Peralta Community College District GO	5.000%	8/1/34	3,025	3,517
[4]	Perris CA Union High School District GO	0.000%	9/1/25	1,130	1,096
[2]	Perris CA Union High School District GO	4.000%	9/1/35	1,730	2,118
[2]	Perris CA Union High School District GO	4.000%	9/1/36	1,845	2,246
[2]	Perris CA Union High School District GO	4.000%	9/1/37	2,190	2,658

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[6,7]	Perris CA Union High School District GO TOB VRDO	0.040%	9/2/21	1,200	1,200
	Perris Union High School District GO	4.000%	9/1/30	215	267
	Perris Union High School District GO	4.000%	9/1/31	350	433
	Perris Union High School District GO	4.000%	9/1/33	600	737
	Perris Union High School District GO	4.000%	9/1/34	410	502
	Perris Union High School District GO	4.000%	9/1/35	445	544
	Perris Union High School District GO	3.000%	9/1/36	1,000	1,095
	Perris Union High School District GO	3.000%	9/1/37	1,000	1,091
	Perris Union High School District GO	3.000%	9/1/38	800	869
	Perris Union High School District GO	3.000%	9/1/39	850	921
	Perris Union High School District GO	3.000%	9/1/40	1,000	1,077
	Perris Union High School District GO	2.125%	9/1/41	2,500	2,391
	Pittsburg CA Water Revenue	5.000%	8/1/22	250	261
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/21	2,000	2,000
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/25	855	969
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/26	900	1,019
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27	1,220	1,380
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/28	1,285	1,453
[2]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/29	1,350	1,525
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/25	2,965	2,892
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/26	150	144
[3]	Pittsburg Successor Agency Redevelopment Agency Tax Allocation Revenue (Los Medanos Community Development Project)	0.000%	8/1/29	355	320
[2]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/21	300	301
[2]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/22	385	404
[2]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/23	500	548
[2]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/24	1,410	1,566
[2]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/25	1,500	1,712
[2]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/26	2,345	2,741
[2]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/27	2,555	3,048
[2]	Placentia-Yorba Linda Unified School District COP	4.000%	10/1/28	2,905	3,529
[2]	Placentia-Yorba Linda Unified School District COP	5.000%	10/1/31	180	211
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/22	1,325	1,384
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/23	2,540	2,777
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/24	1,125	1,283
	Placentia-Yorba Linda Unified School District GO	5.000%	8/1/25	1,785	2,116
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/31	150	129
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/36	1,500	1,705
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/37	1,500	1,699
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/38	1,000	1,122
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/39	1,250	1,398
[2]	Placer CA Union High School District GO	0.000%	8/1/30	2,400	2,108
	Pleasanton Unified School District GO	4.000%	8/1/34	1,050	1,217
	Pleasanton Unified School District GO	4.000%	8/1/35	1,000	1,157
	Pleasanton Unified School District GO	4.000%	8/1/36	800	924
	Pomona CA Local or Guaranteed Housing Revenue, ETM	7.600%	5/1/23	2,475	2,638
[1]	Pomona Unified School District GO	5.000%	8/1/22	440	460

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Pomona Unified School District GO	5.000%	8/1/26	450	512
[2]	Pomona Unified School District GO	4.000%	8/1/32	1,175	1,342
	Pomona Unified School District GO	4.000%	8/1/37	920	1,122
[2]	Pomona Unified School District GO	2.125%	8/1/41	3,250	3,237
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/25	3,795	3,810
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/30	4,045	4,836
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/31	2,560	3,055
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/32	4,340	5,173
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	2,560	2,888
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/33	3,615	4,304
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/34	3,000	3,418
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/35	2,685	3,055
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/35	1,925	2,168
	Port of Los Angeles Port, Airport & Marina Revenue	4.000%	8/1/36	2,520	2,862
	Port of Los Angeles Port, Airport & Marina Revenue	5.000%	8/1/36	1,985	2,233
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/26	2,735	3,346
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/27	1,250	1,569
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/28	1,610	2,011
	Port of Oakland Port, Airport & Marina Revenue	5.000%	11/1/29	950	1,181
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/22	100	104
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/23	100	107
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/24	100	114
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/25	150	177
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/26	125	152
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/27	115	144
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/28	125	160
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/29	150	196
[2]	Porterville CA Water (Water System Financing Project) COP	5.000%	8/15/30	170	226
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/31	125	154
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/32	150	184
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/33	155	190
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/34	150	183
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/35	235	286
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/36	200	242

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/37	175	211
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/38	220	265
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/39	270	324
[2]	Porterville CA Water (Water System Financing Project) COP	4.000%	8/15/40	225	269
	Portola Valley School District GO	3.000%	8/1/35	875	996
	Portola Valley School District GO	3.000%	8/1/36	640	724
	Portola Valley School District GO	3.000%	8/1/37	700	783
	Portola Valley School District GO	3.000%	8/1/38	675	748
	Portola Valley School District GO	3.000%	8/1/39	725	800
	Portola Valley School District GO	3.000%	8/1/40	530	581
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/22	2,225	2,309
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/22	3,535	3,753
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	6/15/23	3,325	3,608
	Poway Redevelopment Agency Successor Agency Tax Allocation Revenue (Paguay Redevelopment Project)	5.000%	12/15/26	1,370	1,627
	Poway Unified School District GO	5.000%	8/1/27	1,625	1,843
	Poway Unified School District GO	0.000%	8/1/28	9,070	8,391
	Poway Unified School District GO	0.000%	8/1/29	10,310	9,326
	Poway Unified School District GO	0.000%	8/1/30	100	88
	Poway Unified School District GO	4.000%	8/1/30	8,190	9,016
	Poway Unified School District GO	0.000%	8/1/31	2,375	2,043
	Poway Unified School District GO	0.000%	8/1/34	3,500	2,783
	Poway Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/21	1,000	1,000
	Poway Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/1/22	855	888
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/22	715	750
	Poway Unified School District Public Financing Authority Special Tax Revenue	4.000%	9/15/22	435	452
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,180	1,295
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/23	1,000	1,096
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,144
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/24	1,525	1,737
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	775	920
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/25	1,765	2,083
[1]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	1,000	1,186
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/26	2,505	3,050
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/26	890	1,010
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/27	950	1,074

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/29	960	1,078
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30	975	1,067
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/30	1,185	1,326
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/31	1,240	1,383
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32	950	1,039
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/32	1,350	1,504
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/33	1,445	1,607
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/34	1,530	1,700
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/15/35	1,630	1,809
	Poway Unified School District Special Tax Revenue	3.000%	9/1/22	115	117
	Poway Unified School District Special Tax Revenue	3.000%	9/1/22	155	158
	Poway Unified School District Special Tax Revenue	3.000%	9/1/23	180	190
	Poway Unified School District Special Tax Revenue	4.000%	9/1/23	130	140
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/24	150	165
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/25	145	164
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/26	190	219
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/27	315	370
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	265	321
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/29	390	472
[2]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	345	450
[2]	Poway Unified School District Special Tax Revenue	5.000%	9/1/32	325	424
[2]	Poway Unified School District Special Tax Revenue	2.875%	9/1/33	180	194
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/34	405	444
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/34	500	604
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/35	235	257
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/36	715	859
[2]	Poway Unified School District Special Tax Revenue	3.000%	9/1/37	500	544
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/38	835	997
[2]	Poway Unified School District Special Tax Revenue	3.125%	9/1/39	565	617
[2]	Poway Unified School District Special Tax Revenue	4.000%	9/1/40	970	1,152

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Poway Unified School District Special Tax Revenue, ETM	5.000%	9/1/21	320	320
	Poway Unified School District Special Tax Revenue, ETM	5.000%	9/1/22	455	477
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	1,565	1,640
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	990	1,037
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	1,190	1,247
	Poway Unified School District Special Tax Revenue, Prere.	5.000%	9/1/22	2,515	2,635
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/23	135	140
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/24	150	158
	Rancho Cordova CA Special Tax Revenue	3.000%	9/1/25	165	175
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/26	180	201
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/27	200	226
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/29	240	277
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/37	500	571
	Rancho Cordova CA Special Tax Revenue	4.000%	9/1/41	390	443
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/27	1,700	1,926
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/28	2,800	3,168
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/30	1,500	1,695
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/31	1,400	1,581
[2]	Rancho Cucamonga Redevelopment Agency Successor Agency Tax Allocation Revenue (Rancho Redevelopment Project Area)	5.000%	9/1/32	1,710	1,930
[2]	Rancho Santiago Community College District GO	0.000%	9/1/30	1,000	874
	Ravenswood CA City School District GO	4.000%	8/1/32	130	157
	Ravenswood CA City School District GO	4.000%	8/1/33	150	181
	Ravenswood CA City School District GO	4.000%	8/1/34	150	180
	Ravenswood CA City School District GO	4.000%	8/1/35	180	216
	Ravenswood CA City School District GO	4.000%	8/1/36	270	323
	Ravenswood CA City School District GO	4.000%	8/1/38	975	1,160
	Ravenswood CA City School District GO	4.000%	8/1/40	590	699
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/22	395	410
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/22	1,100	1,141
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/24	1,000	1,130
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/24	750	848
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	830	973
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/25	730	856
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/26	1,000	1,211
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/27	1,350	1,683
	Redding CA Electric System Electric Power & Light Revenue	5.000%	6/1/30	800	1,011

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/24	300	339
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/25	375	440
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/26	675	807
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/27	1,000	1,191
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/28	1,000	1,188
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/30	775	920
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/32	475	563
[4]	Redding Joint Powers Financing Authority Electric Power & Light Revenue	3.750%	6/1/35	500	545
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/38	1,845	2,031
[6,7]	Redwood City Public Facility & Infrastructure Authority Lease (Abatement) Revenue TOB VRDO	0.090%	9/2/21	6,255	6,255
[3]	Redwood City Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	7/15/25	3,350	3,238
	Redwood City School District GO	3.000%	8/1/40	1,490	1,620
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/28	1,000	1,287
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/30	1,285	1,630
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/32	470	591
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/33	760	952
	Rialto Redevelopment Agency Tax Allocation Revenue (Merged Project Area)	5.000%	9/1/37	3,250	4,023
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/32	1,370	1,781
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/33	1,060	1,373
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/35	3,285	3,932
	Richmond CA Wastewater Sewer Revenue	4.000%	8/1/37	2,000	2,367
	Richmond CA Wastewater Sewer Revenue	5.000%	8/1/39	760	964
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	5/1/22	1,750	1,795
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/23	1,400	1,513
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/24	1,000	1,118
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue	5.500%	11/1/29	100	119
	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/21	535	539
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/22	600	633
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/24	600	682
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/25	1,000	1,173

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/26	750	903
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/27	1,065	1,315
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/28	1,225	1,541
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/29	1,600	2,044
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/31	1,000	1,265
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/34	3,025	3,791
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/35	1,210	1,514
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/36	1,670	2,084
[2]	Richmond Joint Powers Financing Authority Lease (Abatement) Revenue (Civic Center Project)	5.000%	11/1/37	1,600	1,991
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	9/1/24	1,000	1,140
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	9/1/24	1,000	1,140
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	9/1/24	1,000	1,140
	Rio Elementary School District Community Facilities District Special Tax Revenue, Prere.	5.000%	9/1/24	2,300	2,622
	Rio Hondo CA Community College District GO	0.000%	8/1/31	2,010	1,722
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/41	1,000	1,081
	River Islands Public Financing Authority Special Tax Revenue	4.000%	9/1/46	1,500	1,613
[7]	Riverside CA Electric Power & Light Revenue VRDO	0.010%	9/1/21	13,080	13,080
[7]	Riverside CA Electric Power & Light Revenue VRDO	0.010%	9/1/21	15,135	15,135
	Riverside CA Sewer Revenue	5.000%	8/1/22	2,160	2,257
	Riverside CA Sewer Revenue	5.000%	8/1/24	2,020	2,297
	Riverside CA Sewer Revenue	5.000%	8/1/26	600	730
	Riverside CA Sewer Revenue	5.000%	8/1/27	1,055	1,320
	Riverside CA Sewer Revenue	5.000%	8/1/30	2,680	3,417
	Riverside CA Sewer Revenue	5.000%	8/1/32	6,675	7,814
	Riverside Community College District GO	3.000%	8/1/33	770	875
	Riverside Community College District GO	4.000%	8/1/34	3,630	4,428
	Riverside Community College District GO	3.000%	8/1/35	725	818
	Riverside Community College District GO	3.000%	8/1/36	1,000	1,121
	Riverside Community College District GO	3.000%	8/1/36	2,000	2,242
	Riverside Community College District GO	3.000%	8/1/37	2,125	2,372
	Riverside Community College District GO	3.000%	8/1/38	1,890	2,099
	Riverside Community College District GO	3.000%	8/1/38	3,665	4,071
	Riverside Community College District GO	3.000%	8/1/39	2,110	2,329
	Riverside Community College District GO	3.000%	8/1/39	3,500	3,864
	Riverside Community College District GO, Prere.	0.000%	2/1/25	2,755	2,459

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside Community College District GO, Prere.	0.000%	2/1/25	1,650	1,404
	Riverside Community College District GO, Prere.	5.000%	8/1/25	3,080	3,649
[4]	Riverside County Asset Leasing Corp. Lease (Abatement) Revenue (Riverside County Hospital Project)	0.000%	6/1/25	6,835	6,620
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/28	500	593
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/30	1,070	1,253
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/32	1,150	1,334
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/35	1,930	2,218
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/36	2,010	2,306
	Riverside County Infrastructure Financing Authority Lease (Abatement) Revenue	4.000%	11/1/37	1,000	1,145
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/22	1,800	1,903
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/23	2,100	2,317
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/24	2,060	2,365
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/30	9,885	11,683
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	5.000%	11/1/32	10,620	12,523
	Riverside County Public Financing Authority Lease (Abatement) Revenue (Capital Facilities Project)	4.125%	11/1/40	595	655
[6,7]	Riverside County Public Financing Authority Lease (Abatement) Revenue TOB VRDO	0.090%	9/2/21	7,500	7,500
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/21	2,550	2,550
	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/21	250	251
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/22	1,830	1,915
	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22	350	367
[2]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	9/1/23	2,445	2,670
[1]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/33	3,535	4,355
[1]	Riverside County Public Financing Authority Tax Allocation Revenue	5.000%	10/1/35	1,220	1,500
[1,6,7]	Riverside County Public Financing Authority Tax Allocation Revenue TOB VRDO	0.070%	9/2/21	2,420	2,420
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/21	1,150	1,154
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/22	1,320	1,388
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/23	1,905	2,090
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/24	2,005	2,289

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/25	1,440	1,704
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/27	1,160	1,367
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/31	2,930	3,319
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/32	3,075	3,482
[2]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	5.000%	10/1/33	1,230	1,392
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue	3.000%	10/1/35	340	357
[1]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue (Jurupa Valley Redevelopment Project Area)	5.000%	10/1/29	875	1,030
[1,9]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/22	375	392
[1,9]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/27	520	630
[1,9]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/30	750	901
[1,9]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/32	590	706
[1,9]	Riverside County Redevelopment Successor Agency Tax Allocation Revenue, 5.000% coupon rate effective 10/1/21	0.000%	10/1/37	1,015	1,207
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/22	2,500	2,474
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/23	3,630	3,537
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/24	6,985	6,823
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/31	5,000	4,197
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/32	4,000	3,267
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/33	5,500	4,375
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/34	3,500	2,707
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	3,000	3,269
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	4,075	4,440
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	3,000	3,269
	Riverside County Transportation Commission Sales Tax Revenue, Prere.	5.250%	6/1/23	2,000	2,179
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/22	560	592
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/23	325	359
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/24	300	345
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/25	300	358
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/26	375	462

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/27	480	609
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/28	565	736
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/29	360	464
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/30	630	804
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/31	600	761
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/32	550	693
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/33	635	798
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/34	650	815
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/35	1,100	1,376
	Riverside Public Financing Authority Lease (Abatement) Revenue (Main Library Project)	5.000%	11/1/36	935	1,167
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,265	1,430
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31	1,045	1,180
	Riverside Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	1,055	1,190
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/23	1,410	1,477
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/25	1,555	1,627
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/26	1,615	1,690
	Riverside Unified School District Financing Authority Miscellaneous Revenue	5.000%	9/1/27	1,710	1,789
	Riverside Unified School District GO	4.000%	8/1/29	850	1,009
	Riverside Unified School District GO	4.000%	8/1/30	850	1,004
	Riverside Unified School District GO	4.000%	8/1/31	1,250	1,471
	Riverside Unified School District GO	4.000%	8/1/34	1,135	1,331
	Riverside Unified School District GO	4.000%	8/1/35	2,100	2,459
	Riverside Unified School District GO	3.000%	8/1/36	2,000	2,180
	Riverside Unified School District GO	3.000%	8/1/37	2,000	2,175
	Riverside Unified School District GO	3.000%	8/1/38	2,310	2,505
	Riverside Unified School District GO	3.000%	8/1/39	5,000	5,412
	Riverside Unified School District GO	3.000%	8/1/40	7,500	8,088
	Riverside Unified School District GO	4.000%	8/1/42	1,480	1,710
[4]	Rocklin Unified School District GO	0.000%	8/1/23	7,030	6,990
[4]	Rocklin Unified School District GO	0.000%	8/1/24	2,965	2,927
	Romoland School District Special Tax Revenue	4.000%	9/1/26	100	115
	Romoland School District Special Tax Revenue	4.000%	9/1/28	100	118
	Romoland School District Special Tax Revenue	4.000%	9/1/29	100	117
	Romoland School District Special Tax Revenue	4.000%	9/1/31	100	116
	Romoland School District Special Tax Revenue	4.000%	9/1/32	100	116
	Romoland School District Special Tax Revenue	4.000%	9/1/33	100	115
	Romoland School District Special Tax Revenue	4.000%	9/1/34	100	115
	Romoland School District Special Tax Revenue	4.000%	9/1/35	115	132
	Romoland School District Special Tax Revenue	4.000%	9/1/40	555	630
	Romoland School District Special Tax Revenue	4.000%	9/1/45	750	846
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/29	330	405

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/30	200	244
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/32	250	306
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/33	350	427
	Roseville CA Electric System Lease (Non-Terminable) Revenue	5.000%	2/1/34	250	304
	Roseville CA Electric System Lease (Non-Terminable) Revenue	4.000%	2/1/36	4,530	5,125
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	770	876
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	530	603
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	1,310	1,491
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	1,000	1,138
	Roseville CA Electric System Lease (Non-Terminable) Revenue, Prere.	5.000%	8/1/24	3,425	3,897
	Roseville CA Special Tax Revenue	5.000%	9/1/21	500	500
	Roseville CA Special Tax Revenue	3.000%	9/1/23	30	31
	Roseville CA Special Tax Revenue	4.000%	9/1/24	55	60
	Roseville CA Special Tax Revenue	4.000%	9/1/25	50	56
	Roseville CA Special Tax Revenue	4.000%	9/1/26	110	125
	Roseville CA Special Tax Revenue	4.000%	9/1/26	100	113
	Roseville CA Special Tax Revenue	4.000%	9/1/27	220	252
	Roseville CA Special Tax Revenue	4.000%	9/1/27	120	137
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	237
	Roseville CA Special Tax Revenue	4.000%	9/1/28	205	237
	Roseville CA Special Tax Revenue	4.000%	9/1/29	200	230
	Roseville CA Special Tax Revenue	4.000%	9/1/29	240	279
	Roseville CA Special Tax Revenue	4.000%	9/1/30	125	143
	Roseville CA Special Tax Revenue	4.000%	9/1/30	85	99
	Roseville CA Special Tax Revenue	4.000%	9/1/31	165	192
	Roseville CA Special Tax Revenue	4.000%	9/1/32	265	308
	Roseville CA Special Tax Revenue	4.000%	9/1/33	250	284
	Roseville CA Special Tax Revenue	4.000%	9/1/33	570	661
	Roseville CA Special Tax Revenue	4.000%	9/1/34	500	579
	Roseville CA Special Tax Revenue	2.500%	9/1/37	1,540	1,546
	Roseville CA Special Tax Revenue	4.000%	9/1/37	225	259
	Roseville CA Special Tax Revenue	4.000%	9/1/40	750	845
	Roseville CA Special Tax Revenue	4.000%	9/1/41	765	881
	Roseville CA Special Tax Revenue	4.000%	9/1/41	305	350
	Roseville Finance Authority Special Tax Revenue	4.000%	9/1/21	700	700
	Roseville Finance Authority Special Tax Revenue	4.000%	9/1/22	1,000	1,039
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/23	550	603
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/24	1,100	1,258
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/27	1,100	1,389
	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/29	750	935
[2]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/30	2,000	2,490
[2]	Roseville Finance Authority Special Tax Revenue	5.000%	9/1/31	2,665	3,317
[1]	Roseville Joint Union High School District (School Financing Project) COP	1.000%	6/1/26	300	299
[1]	Roseville Joint Union High School District (School Financing Project) COP	1.125%	6/1/27	370	368
[1]	Roseville Joint Union High School District (School Financing Project) COP	1.250%	6/1/28	615	608
[1]	Roseville Joint Union High School District (School Financing Project) COP	2.125%	6/1/35	2,000	2,025

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Roseville Joint Union High School District GO	0.000%	8/1/23	275	273
	Roseville Joint Union High School District GO	0.000%	8/1/24	580	572
	Roseville Joint Union High School District GO	0.000%	8/1/25	555	541
	Roseville Joint Union High School District GO	0.000%	8/1/26	500	480
	Roseville Joint Union High School District GO	5.000%	8/1/27	185	229
	Roseville Joint Union High School District GO	0.000%	8/1/28	500	451
[2]	Roseville Joint Union High School District GO	0.000%	8/1/29	3,215	2,890
	Roseville Joint Union High School District GO	0.000%	8/1/29	1,085	936
	Roseville Joint Union High School District GO	5.000%	8/1/29	200	246
	Roseville Joint Union High School District GO	0.000%	8/1/30	1,000	822
	Roseville Joint Union High School District GO	5.000%	8/1/30	300	369
[2]	Roseville Joint Union High School District GO	0.000%	8/1/31	6,815	5,805
	Roseville Joint Union High School District GO	0.000%	8/1/31	1,585	1,240
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/24	1,115	1,241
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/27	455	553
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/28	410	508
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/22	445	469
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/24	300	344
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/26	280	320
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/27	650	742
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/28	250	285
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/29	500	568
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/31	1,160	1,317
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/33	1,280	1,453
[1]	Sacramento Area Flood Control Agency	5.000%	10/1/34	1,340	1,520
	Sacramento CA City Unified School District GO	5.000%	7/1/22	380	395
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/22	940	977
[2]	Sacramento CA City Unified School District GO	4.000%	8/1/22	750	776
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/23	1,575	1,715
	Sacramento CA City Unified School District GO	5.000%	8/1/23	455	494
[2]	Sacramento CA City Unified School District GO	4.000%	7/1/24	500	551
[2]	Sacramento CA City Unified School District GO	4.000%	7/1/25	605	685
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/27	345	402
	Sacramento CA City Unified School District GO	5.000%	8/1/27	205	251
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/28	220	256
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/30	385	448
[2]	Sacramento CA City Unified School District GO	5.000%	7/1/31	655	679
[2]	Sacramento CA City Unified School District GO	5.000%	8/1/34	100	116
[6,7]	Sacramento CA Municipal Utility District Electric Power & Light Revenue TOB VRDO	0.090%	9/2/21	7,500	7,500
	Sacramento CA Special Tax	3.000%	9/1/23	220	229
	Sacramento CA Special Tax	3.000%	9/1/24	395	419
	Sacramento CA Special Tax	4.000%	9/1/26	505	574
	Sacramento CA Special Tax	4.000%	9/1/28	635	743
	Sacramento CA Special Tax	4.000%	9/1/30	260	302
	Sacramento CA Special Tax	4.000%	9/1/31	220	255
	Sacramento CA Special Tax	4.000%	9/1/32	315	364
	Sacramento CA Special Tax	4.000%	9/1/34	560	644
	Sacramento CA Special Tax	4.000%	9/1/36	660	756
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/27	3,735	4,554
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/28	1,605	1,990
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/29	1,240	1,532

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/30	930	1,145
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	2,000	2,460
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/31	1,600	1,962
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/32	1,395	1,711
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/33	985	1,205
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,250	1,525
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/34	1,520	1,849
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/35	2,000	2,436
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/37	2,405	2,914
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,290	1,560
	Sacramento CA Transient Occupancy Tax Hotel Occupancy Tax Revenue	5.000%	6/1/38	1,375	1,658
[6,7]	Sacramento CA Water Revenue TOB VRDO	0.040%	9/2/21	7,800	7,800
	Sacramento CA Water Revenue, Prere.	5.000%	9/1/23	3,210	3,522
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/32	1,300	1,532
[1]	Sacramento City Financing Authority Lease (Abatement) Revenue	5.000%	12/1/33	1,725	2,031
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/25	5,000	4,829
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/27	15,815	14,705
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/31	5,000	4,207
[4]	Sacramento City Financing Authority Tax Allocation Revenue	0.000%	12/1/34	3,990	3,113
[2]	Sacramento City Unified School District GO	4.000%	7/1/28	625	753
[2]	Sacramento City Unified School District GO	4.000%	7/1/29	230	281
[2]	Sacramento City Unified School District GO	4.000%	8/1/29	200	245
[2]	Sacramento City Unified School District GO	4.000%	8/1/30	200	248
[2]	Sacramento City Unified School District GO	4.000%	8/1/31	220	271
[2]	Sacramento City Unified School District GO	4.000%	8/1/33	200	244
[2]	Sacramento City Unified School District GO	4.000%	8/1/34	605	737
[2]	Sacramento City Unified School District GO	4.000%	8/1/35	450	547
[2]	Sacramento City Unified School District GO	4.000%	8/1/37	1,000	1,207
[2]	Sacramento City Unified School District GO	4.000%	8/1/39	2,000	2,398
[2]	Sacramento City Unified School District GO	4.000%	8/1/41	1,700	2,025
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/22	520	541
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/22	380	395
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	465	506
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	1,000	1,089
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	965	1,051
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/23	345	376
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	600	681

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	1,000	1,134
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	1,195	1,355
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/24	245	278
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,383
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	805	947
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	1,175	1,383
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/25	2,185	2,572
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,440	1,750
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,325	1,610
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,410	1,712
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/26	1,080	1,312
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,000	1,250
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/27	1,815	2,266
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/28	1,410	1,804
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	500	637
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	500	637
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/29	2,310	2,936
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,280	1,620
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	1,250	1,582
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/30	3,410	4,306
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	500	630
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/31	1,845	2,314
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,175	1,477
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	665	836
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/32	1,510	1,887
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/33	750	938
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,191
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	2,000	2,380
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/36	1,250	1,552
Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/37	2,530	3,135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Sacramento County CA Airport System Port, Airport & Marina Revenue	4.000%	7/1/38	960	1,162
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/41	2,000	2,381
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/22	595	618
	Sacramento County CA Airport System Port, Airport & Marina Revenue, ETM	5.000%	7/1/22	1,000	1,039
[2]	Sacramento County CA COP	5.000%	10/1/25	1,490	1,761
[2]	Sacramento County CA COP	5.000%	10/1/26	1,045	1,273
	Sacramento County CA COP	5.000%	10/1/27	1,100	1,373
[2]	Sacramento County CA COP	5.000%	10/1/27	660	826
[2]	Sacramento County CA COP	5.000%	10/1/28	695	890
[2]	Sacramento County CA COP	5.000%	10/1/29	1,700	2,225
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/24	900	1,040
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/25	1,325	1,588
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/26	1,155	1,430
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/27	2,725	3,463
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/27	3,090	3,927
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/28	2,725	3,550
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/28	4,000	5,211
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/29	4,190	5,585
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/29	3,610	4,812
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/30	3,400	4,629
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/30	2,725	3,710
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/31	5,500	7,656
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/32	15,000	21,337
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	5.000%	12/1/33	6,180	8,523
	Sacramento County Sanitation Districts Financing Authority Lease (Non-Terminable) Revenue	3.000%	12/1/34	13,000	14,937
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/30	2,055	2,311
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/34	5,335	5,985
	Sacramento County Sanitation Districts Financing Authority Sewer Revenue	5.000%	12/1/44	25,000	27,943
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/22	4,000	4,187
[3]	Sacramento Municipal Utility District Electric Power & Light Revenue	5.250%	7/1/24	7,825	8,567
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	2,555	3,030
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/25	1,500	1,779
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,540	3,113

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/26	2,000	2,451
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/27	4,905	5,358
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/28	2,000	2,183
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/30	6,435	6,731
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/32	2,615	3,424
	Sacramento Municipal Utility District Electric Power & Light Revenue	5.000%	8/15/37	1,025	1,114
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/17/23	13,745	14,794
	Sacramento Municipal Utility District Electric Power & Light Revenue PUT	5.000%	10/15/25	4,715	5,499
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/35	850	1,038
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/36	680	827
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/37	950	1,152
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/38	2,820	3,406
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/39	2,930	3,529
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/40	1,045	1,254
	Sacramento Regional Transit District Transit Revenue	4.000%	3/1/41	1,075	1,287
[7]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.010%	9/2/21	8,395	8,395
[7]	Sacramento Transportation Authority Sales Tax Revenue VRDO	0.010%	9/2/21	19,600	19,600
	Salinas Union High School District GO	4.000%	8/1/36	1,000	1,193
	Salinas Union High School District GO	4.000%	8/1/37	1,000	1,189
	Salinas Union High School District GO	4.000%	8/1/38	1,200	1,422
	Salinas Union High School District GO	4.000%	8/1/39	1,000	1,182
	Salinas Union High School District GO	4.000%	8/1/40	1,000	1,179
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/21	225	226
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/22	225	237
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/23	350	383
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/24	470	535
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/25	560	660
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/26	890	1,082
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/27	1,245	1,555
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/28	2,315	2,961
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/29	1,415	1,798
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/30	1,115	1,408
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/33	1,370	1,703

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/35	2,500	3,093
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/37	5,880	7,236
[2]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/38	3,250	3,989
[2]	San Bernardino City Unified School District GO	5.000%	8/1/22	1,525	1,592
[2]	San Bernardino City Unified School District GO	5.000%	8/1/23	1,100	1,199
[2]	San Bernardino City Unified School District GO	5.000%	8/1/24	1,400	1,529
[4]	San Bernardino City Unified School District GO	0.000%	8/1/27	310	288
[4]	San Bernardino City Unified School District GO	0.000%	8/1/27	455	424
[2]	San Bernardino City Unified School District GO	5.000%	8/1/28	470	588
[2]	San Bernardino City Unified School District GO	1.250%	8/1/29	450	452
[2]	San Bernardino City Unified School District GO	4.000%	8/1/29	1,100	1,356
[2]	San Bernardino City Unified School District GO	5.000%	8/1/29	550	685
[2]	San Bernardino City Unified School District GO	0.000%	8/1/30	11,700	10,080
[2]	San Bernardino City Unified School District GO	5.000%	8/1/30	630	782
[2]	San Bernardino City Unified School District GO	1.625%	8/1/31	2,000	2,012
[2]	San Bernardino City Unified School District GO	4.000%	8/1/31	900	1,118
[2]	San Bernardino City Unified School District GO	5.000%	8/1/31	230	284
[2]	San Bernardino City Unified School District GO, Prere.	5.000%	8/1/23	1,310	1,431
[2]	San Bernardino Community College District GO	0.000%	8/1/23	2,655	2,636
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	5,000	5,371
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	10,000	10,741
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	10,660	11,450
	San Bernardino Community College District GO, Prere.	4.000%	8/1/23	12,010	12,901
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	4,375	4,783
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	4,550	4,974
	San Bernardino Community College District GO, Prere.	5.000%	8/1/23	4,150	4,537
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	835
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	874
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,000	756
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,100	790
	San Bernardino Community College District GO, Prere.	0.000%	8/1/25	1,165	796
	San Bernardino Community College District GO, Prere.	5.000%	8/1/25	8,370	9,917
	San Bernardino Community College District GO, Prere.	5.000%	8/15/25	5,000	5,934
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	125	150
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	220	265
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	255	307
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	370	445
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	475	571

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Bernardino Community College District GO, Prere.	4.000%	8/16/27	665	800
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/24	4,005	4,587
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/25	15,420	18,307
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/26	13,900	17,033
	San Bernardino County CA (Arrowhead Project) COP	5.000%	10/1/27	9,670	12,188
[4]	San Bernardino County CA (Medical Center Financing Project) COP	5.500%	8/1/22	4,590	4,810
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/23	6,030	6,380
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/24	12,750	14,093
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/25	6,750	7,764
	San Diego Association of Governments Appropriations Revenue	5.000%	11/15/26	14,000	16,625
	San Diego Association of Governments Appropriations Revenue	1.800%	11/15/27	14,840	15,638
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/23	200	217
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/27	815	1,008
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/29	1,315	1,622
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/30	215	265
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/31	2,365	2,909
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/32	2,735	3,359
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/33	815	1,000
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/34	3,055	3,740
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/35	1,635	2,000
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/36	1,525	1,863
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/37	1,070	1,305
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/38	1,255	1,529
	San Diego CA Unified School District GO	5.000%	7/1/22	1,580	1,645
	San Diego CA Unified School District GO	4.000%	7/1/25	2,500	2,853
	San Diego CA Unified School District GO	5.000%	7/1/25	1,695	1,999
	San Diego CA Unified School District GO	5.000%	7/1/26	5,590	6,589
[2]	San Diego CA Unified School District GO	5.500%	7/1/26	7,565	9,421
	San Diego CA Unified School District GO	0.000%	7/1/27	1,690	1,622
	San Diego CA Unified School District GO	0.000%	7/1/28	6,885	6,494
	San Diego CA Unified School District GO	5.000%	7/1/28	6,555	7,715
	San Diego CA Unified School District GO	5.000%	7/1/28	725	853
	San Diego CA Unified School District GO	0.000%	7/1/29	1,250	1,114
	San Diego CA Unified School District GO	0.000%	7/1/29	3,250	3,005
	San Diego CA Unified School District GO	5.000%	7/1/29	750	881
	San Diego CA Unified School District GO	5.000%	7/1/29	3,330	4,050
	San Diego CA Unified School District GO	0.000%	7/1/30	2,010	1,717
	San Diego CA Unified School District GO	0.000%	7/1/30	2,570	2,324

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego CA Unified School District GO	0.000%	7/1/30	2,330	2,107
San Diego CA Unified School District GO	0.000%	7/1/30	9,725	8,796
San Diego CA Unified School District GO	5.000%	7/1/30	7,610	8,272
San Diego CA Unified School District GO	0.000%	7/1/31	2,300	1,881
San Diego CA Unified School District GO	5.000%	7/1/31	1,200	1,407
San Diego CA Unified School District GO	5.000%	7/1/31	3,000	3,753
San Diego CA Unified School District GO	5.000%	7/1/31	8,985	9,764
San Diego CA Unified School District GO	0.000%	7/1/32	2,000	1,563
San Diego CA Unified School District GO	4.000%	7/1/32	1,000	1,128
San Diego CA Unified School District GO	5.000%	7/1/32	5,125	5,569
San Diego CA Unified School District GO	4.000%	7/1/33	2,000	2,253
San Diego CA Unified School District GO	5.000%	7/1/33	4,565	5,690
San Diego CA Unified School District GO	0.000%	7/1/34	2,600	2,120
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,374
San Diego CA Unified School District GO	4.000%	7/1/34	2,025	2,367
San Diego CA Unified School District GO	4.000%	7/1/34	3,000	3,731
San Diego CA Unified School District GO	4.000%	7/1/35	3,600	4,040
San Diego CA Unified School District GO	4.000%	7/1/35	3,390	3,957
San Diego CA Unified School District GO	4.000%	7/1/35	2,000	2,478
San Diego CA Unified School District GO	0.000%	7/1/36	375	287
San Diego CA Unified School District GO	4.000%	7/1/36	1,640	1,988
San Diego CA Unified School District GO	4.000%	7/1/36	2,145	2,600
San Diego CA Unified School District GO	4.000%	7/1/36	4,375	5,399
San Diego CA Unified School District GO	3.000%	7/1/37	4,000	4,502
San Diego CA Unified School District GO	4.000%	7/1/37	5,155	5,998
San Diego CA Unified School District GO	4.000%	7/1/37	1,735	2,097
San Diego CA Unified School District GO	4.000%	7/1/37	1,585	1,916
San Diego CA Unified School District GO	3.000%	7/1/38	6,095	6,763
San Diego CA Unified School District GO	4.000%	7/1/38	1,805	2,177
San Diego CA Unified School District GO	4.000%	7/1/39	1,570	1,889
San Diego CA Unified School District GO	4.000%	7/1/39	2,030	2,443
San Diego CA Unified School District GO	5.000%	7/1/41	50	62
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	4,925	4,746
San Diego CA Unified School District GO, ETM	0.000%	7/1/26	3,500	3,389
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	5,470	5,182
San Diego CA Unified School District GO, ETM	0.000%	7/1/27	1,370	1,302
San Diego CA Unified School District GO, ETM	0.000%	7/1/28	1,115	1,037
San Diego CA Unified School District GO, ETM	0.000%	7/1/30	625	559
San Diego Community College District GO	4.000%	8/1/32	23,150	26,749
San Diego Community College District GO, Prere.	5.000%	8/1/22	4,100	4,284
San Diego Community College District GO, Prere.	5.000%	8/1/23	1,000	1,093
San Diego Community College District GO, Prere.	5.000%	8/1/23	2,150	2,351
San Diego County CA COP	5.000%	10/15/24	2,125	2,442
San Diego County CA COP	5.000%	10/15/25	5,305	6,092
San Diego County CA COP	5.000%	10/15/26	2,590	2,971
San Diego County CA COP	5.000%	10/15/27	2,000	2,293
San Diego County CA COP	5.000%	10/15/28	1,400	1,602
San Diego County CA COP	5.000%	10/15/29	2,010	2,295
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/22	425	449
San Diego County CA Health, Hospital, Nursing Home Revenue	4.000%	11/1/23	1,710	1,848
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/24	805	923
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/26	1,395	1,658

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/28	2,650	3,133
San Diego County CA Health, Hospital, Nursing Home Revenue	5.000%	11/1/30	2,690	3,181
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	1,660	1,807
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	3,780	4,115
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/23	380	414
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	1,265	1,435
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	7,115	8,069
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/24	145	164
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	1,000	1,177
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	3,700	4,355
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/25	300	353
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	200	243
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	1,935	2,350
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	5,310	6,449
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/26	400	486
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	360	450
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	2,035	2,541
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	5,465	6,824
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/27	400	499
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	475	590
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	1,140	1,459
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	5,570	7,127
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/28	335	429
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	310	384
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	2,755	3,607
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/29	380	497
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	590	729
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/30	780	1,014
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	1,600	2,064
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/31	345	457

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,320	1,741
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	4,500	5,780
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	1,000	1,227
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/32	360	475
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,550	2,033
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	2,670	3,412
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	1,315	1,610
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/33	455	597
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,870	2,379
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/34	1,010	1,234
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	2,925	3,714
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/35	1,000	1,220
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	2,765	3,367
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	410	533
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/36	5,800	7,344
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/37	1,500	1,763
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	1,690	2,058
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/37	560	725
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/38	1,905	2,234
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	2,850	3,683
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/38	585	756
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	3,035	3,912
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	615	793
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/39	6,025	7,575
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	650	836
San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/40	4,115	5,292
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/33	1,030	1,404
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/34	1,000	1,356
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/36	1,000	1,347
San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/38	3,665	4,910

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/39	4,590	6,132
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/40	4,265	5,666
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/41	200	238
	San Diego County Regional Transportation Commission Sales Tax Revenue	5.000%	4/1/48	2,000	2,367
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.010%	9/2/21	18,305	18,305
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.010%	9/2/21	81,675	81,675
	San Diego County Regional Transportation Commission Sales Tax Revenue VRDO	0.010%	9/2/21	26,955	26,955
[4]	San Diego County Water Authority COP	5.250%	5/1/22	7,075	7,318
	San Diego County Water Authority Water Revenue	5.000%	5/1/26	2,090	2,541
	San Diego County Water Authority Water Revenue	5.000%	5/1/26	3,000	3,648
	San Diego County Water Authority Water Revenue	5.000%	5/1/27	1,800	2,257
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	3,000	3,866
	San Diego County Water Authority Water Revenue	5.000%	5/1/28	10,000	12,839
	San Diego County Water Authority Water Revenue	5.000%	5/1/29	3,100	4,095
	San Diego County Water Authority Water Revenue	5.000%	5/1/30	2,200	2,978
	San Diego County Water Authority Water Revenue	5.000%	5/1/31	1,585	2,191
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/33	500	666
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/34	615	816
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/36	500	661
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/37	1,000	1,317
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/38	1,000	1,312
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/39	2,565	3,357
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/41	1,630	2,116
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/32	1,035	1,391
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/33	500	670
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/35	1,110	1,477
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/38	1,350	1,640
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/39	2,500	3,030

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Diego Public Facilities Financing Authority Lease (Non-Terminable) Revenue	4.000%	8/1/40	3,365	4,063
	San Diego Public Facilities Financing Authority Lease Revenue	5.000%	8/1/36	8,280	10,488
	San Diego Public Facilities Financing Authority Lease Revenue	5.000%	8/1/37	3,360	4,246
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/34	5,000	6,027
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/35	5,205	6,269
	San Diego Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/36	5,000	6,017
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/22	3,230	3,376
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/25	4,270	5,053
	San Diego Public Facilities Financing Authority Water Revenue	5.000%	8/1/39	150	181
	San Diego Public Facilities Financing Authority Water Revenue, Prere.	5.000%	8/1/22	2,000	2,089
	San Diego Public Facilities Financing Authority Water Revenue, Prere.	5.000%	8/1/22	4,190	4,376
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	2,135	2,135
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	1,040	1,088
	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	1,055	1,156
[2]	San Diego Redevelopment Agency Successor Agency Tax Allocation Revenue	0.000%	9/1/26	3,665	3,529
	San Dieguito Union High School District GO	4.000%	8/1/32	1,065	1,229
	San Dieguito Union High School District GO	4.000%	8/1/35	1,855	2,122
	San Dieguito Union High School District GO	3.000%	8/1/37	1,000	1,120
	San Dieguito Union High School District GO	3.000%	8/1/38	4,000	4,449
	San Dieguito Union High School District GO	3.000%	8/1/39	1,220	1,351
	San Dieguito Union High School District GO	3.000%	8/1/40	1,235	1,360
	San Dieguito Union High School District GO	3.000%	8/1/41	1,250	1,373
	San Dieguito Union High School District GO, Prere.	4.000%	8/1/23	1,750	1,880
	San Francisco Bay Area Rapid Transit District GO	5.000%	8/1/28	1,685	1,985
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	6,595	7,436
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/34	4,000	4,927
	San Francisco Bay Area Rapid Transit District GO	4.000%	8/1/35	1,625	1,995
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/39	2,500	2,515
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/40	2,000	1,977
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/41	3,595	3,531
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/27	5,765	6,778
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/28	2,510	2,948
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/30	550	645
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/31	2,215	2,593
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/32	1,625	1,900
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/33	1,500	1,752
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/34	1,615	1,891

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/36	3,170	3,698
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/37	2,510	2,922
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/38	3,045	3,538
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	4.000%	7/1/39	2,240	2,598
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	290	302
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	690	718
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	755	785
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	780	811
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	1,885	1,961
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue, Prere.	5.000%	7/1/22	2,045	2,127
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/29	3,010	3,697
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/30	8,085	9,015
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	4.000%	10/1/30	6,225	7,602
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/31	8,405	9,284
	San Francisco CA City & County COP	5.000%	4/1/27	13,095	15,504
	San Francisco CA City & County COP	4.000%	4/1/28	2,015	2,457
	San Francisco CA City & County COP	5.000%	4/1/28	465	550
	San Francisco CA City & County COP	4.000%	4/1/29	2,095	2,541
	San Francisco CA City & County COP	4.000%	4/1/30	2,180	2,629
	San Francisco CA City & County COP	4.000%	9/1/30	5,215	5,580
	San Francisco CA City & County COP	4.000%	4/1/31	2,265	2,718
	San Francisco CA City & County COP	4.000%	4/1/31	1,915	2,263
	San Francisco CA City & County COP	4.000%	9/1/31	5,100	5,455
	San Francisco CA City & County COP	3.000%	10/1/31	6,075	6,862
	San Francisco CA City & County COP	4.000%	4/1/32	2,355	2,818
	San Francisco CA City & County COP	4.000%	9/1/32	5,680	6,072
	San Francisco CA City & County COP	4.000%	4/1/33	2,450	2,920
	San Francisco CA City & County COP	4.000%	4/1/35	9,870	11,085
	San Francisco CA City & County COP	4.000%	9/1/35	5,170	5,516
	San Francisco CA City & County COP	4.000%	4/1/36	10,665	11,956
	San Francisco CA City & County COP	4.000%	4/1/37	8,590	10,017
	San Francisco CA City & County COP	4.000%	4/1/38	4,935	5,745
	San Francisco CA City & County COP	4.000%	4/1/39	9,290	10,796
	San Francisco CA City & County COP	4.000%	4/1/39	3,215	3,818
	San Francisco CA City & County COP	4.000%	4/1/40	9,660	11,209
	San Francisco CA City & County COP	4.000%	4/1/40	3,420	4,048
	San Francisco CA City & County COP	4.000%	4/1/41	3,000	3,475
	San Francisco CA City & County COP	4.000%	4/1/41	3,640	4,292
[6]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	3.000%	9/1/21	225	225
[6]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/26	400	449
[6]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/31	375	441
[6]	San Francisco CA City & County District No. 2020-1 Special Tax Revenue	4.000%	9/1/36	2,100	2,443

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco CA City & County GO	5.000%	6/15/22	2,640	2,677
	San Francisco CA City & County GO	5.000%	6/15/23	4,000	4,056
	San Francisco CA City & County GO	5.000%	6/15/23	2,220	2,306
	San Francisco CA City & County GO	5.000%	6/15/23	4,070	4,227
	San Francisco CA City & County GO	5.000%	6/15/24	2,335	2,425
	San Francisco CA City & County GO	5.000%	6/15/24	4,270	4,434
	San Francisco CA City & County GO	5.000%	6/15/25	4,485	4,658
[10]	San Francisco CA City & County GO	5.000%	6/15/25	5,480	6,452
	San Francisco CA City & County GO	5.000%	6/15/26	2,920	3,174
[10]	San Francisco CA City & County GO	5.000%	6/15/26	3,570	4,354
	San Francisco CA City & County GO	5.000%	6/15/27	5,815	6,321
[10]	San Francisco CA City & County GO	5.000%	6/15/27	1,680	2,112
	San Francisco CA City & County GO	4.000%	6/15/28	4,190	4,470
[10]	San Francisco CA City & County GO	5.000%	6/15/28	1,000	1,293
	San Francisco CA City & County GO	4.000%	6/15/29	4,545	4,850
	San Francisco CA City & County GO	4.000%	6/15/29	7,130	7,849
	San Francisco CA City & County GO	2.000%	6/15/31	1,815	1,906
	San Francisco CA City & County GO	2.000%	6/15/32	4,110	4,290
	San Francisco CA City & County GO	4.000%	6/15/32	1,650	1,988
	San Francisco CA City & County GO	2.000%	6/15/33	4,775	4,953
	San Francisco CA City & County GO	4.000%	6/15/33	8,160	8,973
	San Francisco CA City & County GO	4.000%	6/15/33	200	240
	San Francisco CA City & County GO	3.000%	6/15/34	100	104
	San Francisco CA City & County GO	4.000%	6/15/34	275	329
	San Francisco CA City & County GO	3.000%	6/15/35	500	520
	San Francisco CA City & County GO	4.000%	6/15/35	200	239
	San Francisco CA City & County GO	3.500%	6/15/38	1,000	1,074
	San Francisco CA City & County GO	4.000%	6/15/40	2,000	2,393
	San Francisco CA City & County GO	4.000%	6/15/40	5,000	5,982
	San Francisco CA City & County GO	4.000%	6/15/41	2,000	2,387
	San Francisco CA City & County GO	4.000%	6/15/41	5,000	5,968
[7]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.010%	9/1/21	2,700	2,700
[6,7]	San Francisco CA City & County Local or Guaranteed Housing Revenue VRDO	0.460%	9/2/21	25,000	25,000
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/21	1,165	1,174
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/22	945	999
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/23	4,245	4,688
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/23	1,425	1,574
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/25	6,035	7,069
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/27	7,755	9,071
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	5,410	6,326
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	2,640	3,033
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	3,830	4,400
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/28	1,830	2,102
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	12,685	14,827
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	3,300	3,789

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	4,025	4,621
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/29	1,925	2,210
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/30	3,660	4,276
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/32	2,675	3,124
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/33	7,655	9,343
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/34	2,000	2,503
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/35	8,145	9,917
San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/36	8,625	9,958
San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/36	1,100	1,280
San Francisco CA Public Utilities Commission Water Revenue, Prere.	4.000%	5/1/22	100	103
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	5,000	5,163
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	3,020	3,118
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	3,510	3,623
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	5,730	5,917
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	5/1/22	20	21
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,470	3,994
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,650	4,201
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	3,835	4,414
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,230	4,869
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,450	5,122
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,680	5,387
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,500	2,877
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	5,000	5,755
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	4,000	4,604
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	5,090	5,858
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,025	2,331
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,130	2,452
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	2,240	2,578
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	1,520	1,749
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	35	40

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	100	115
San Francisco CA Public Utilities Commission Water Revenue, Prere.	5.000%	11/1/24	25	29
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/23	3,335	3,604
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/24	5,775	6,356
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	1,700	1,916
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/24	3,245	3,657
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/25	3,625	4,112
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	2,110	2,471
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/25	6,180	7,236
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/27	2,040	2,460
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	7,625	7,868
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/28	2,220	2,666
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	1,885	2,259
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/29	7,240	9,481
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	5,000	6,497
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/30	100	120
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	635	759
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	4,150	5,365
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/31	2,750	3,746
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	10,125	13,046
San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/32	5,510	7,463

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/34	2,000	2,687
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/35	2,000	2,680
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	9,090	11,591
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/36	2,000	2,670
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/37	7,750	9,390
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/37	10,620	13,506
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/38	8,125	9,813
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/38	10,000	12,689
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/39	5,875	7,066
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/40	1,720	2,064
[7]	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue VRDO	0.010%	9/1/21	2,665	2,665
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, ETM	5.000%	5/1/22	6,410	6,619
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue, ETM	5.000%	5/1/22	1,705	1,761
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/27	1,000	1,170
	San Francisco City & County Public Utilities Commission Power & Water Revenue	5.000%	11/1/31	1,000	1,168
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	5,865	6,979
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/26	1,795	2,136
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/27	1,885	2,241
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/28	10,235	10,768
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/30	13,170	13,853
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	14,015	14,741
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/31	7,000	8,307
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	3,610	3,796
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/32	3,000	3,559

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	9,495	11,234
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/34	3,550	4,463
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	125	157
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/35	9,980	11,799
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/36	10,495	12,399
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/37	3,135	3,919
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/38	500	561
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/38	4,790	5,979
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/42	275	307
San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	2.125%	10/1/23	3,000	3,088
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	860	976
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	400	470
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	1,585	1,921
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/32	1,000	1,199
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/33	660	790
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/34	660	788
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/35	900	1,074
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/36	625	744
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/24	305	346
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/25	400	470
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/26	510	618
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/27	500	605

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/28	885	1,068
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/29	755	910
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/30	605	728
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/31	935	1,123
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/32	860	1,031
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/33	750	898
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/34	555	663
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/35	620	740
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay North Redevelopment Project)	5.000%	8/1/36	780	929
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/22	125	130
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/23	120	131
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	135	153
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/24	440	500
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/25	240	272
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	140	159

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/27	500	605
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/29	460	520
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/31	400	452
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	525	592
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/32	450	539
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/33	670	802
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	225	253
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/34	700	836
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/35	400	477
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/36	350	417
San Francisco Community College District GO	5.000%	6/15/25	3,045	3,572
San Francisco Community College District GO	5.000%	6/15/29	760	995
San Francisco Community College District GO	5.000%	6/15/30	720	959
San Francisco Community College District GO	5.000%	6/15/31	500	661
San Francisco Community College District GO	5.000%	6/15/32	805	1,060
San Francisco Community College District GO	4.000%	6/15/33	630	773
San Francisco Community College District GO	4.000%	6/15/34	595	726
San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	1,585	1,701
San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	1,060	1,138
San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	2,170	2,329
San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/23	3,025	3,246
San Francisco Municipal Transportation Agency Transit Revenue, Prere.	5.000%	3/1/24	1,640	1,839
San Francisco Unified School District GO	5.000%	6/15/24	1,100	1,246
San Francisco Unified School District GO	5.000%	6/15/27	6,475	7,319
San Francisco Unified School District GO	5.000%	6/15/28	10,170	11,483
San Francisco Unified School District GO	4.000%	6/15/32	5,300	5,457
San Francisco Unified School District GO	4.000%	6/15/33	3,140	3,745

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco Unified School District GO	4.250%	6/15/33	4,000	4,126
	San Francisco Unified School District GO	4.000%	6/15/35	2,000	2,375
	San Francisco Unified School District GO	4.000%	6/15/36	2,540	3,008
	San Francisco Unified School District GO	3.000%	6/15/38	11,120	12,072
	San Francisco Unified School District GO	3.000%	6/15/39	9,000	9,749
	San Francisco Unified School District GO	3.000%	6/15/40	9,000	9,678
[2]	San Jacinto Unified School District COP	5.000%	9/1/21	850	850
[2]	San Jacinto Unified School District COP	5.000%	9/1/23	470	515
[2]	San Jacinto Unified School District COP	5.000%	9/1/24	985	1,123
[2]	San Jacinto Unified School District COP	5.000%	9/1/29	1,255	1,640
[2]	San Jacinto Unified School District COP	5.000%	9/1/31	1,385	1,828
[2]	San Jacinto Unified School District COP	5.000%	9/1/33	1,525	1,997
[2]	San Jacinto Unified School District COP	5.000%	9/1/35	1,685	2,195
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/22	320	328
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/33	7,115	8,703
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/34	1,485	1,812
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/35	5,750	7,016
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/36	4,725	6,021
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/38	3,385	4,299
	San Joaquin County Transportation Authority Sales Tax Revenue	5.000%	3/1/41	2,645	3,344
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/22	580	578
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/24	7,140	7,015
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/27	100	93
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/29	12,510	14,330
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/31	50	42
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/32	160	130
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/34	50	38
	San Joaquin Hills Transportation Corridor Agency Highway Revenue	5.000%	1/15/34	4,460	5,050
[4]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/35	120	89
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/23	16,000	15,955
	San Joaquin Hills Transportation Corridor Agency Highway Revenue, ETM	0.000%	1/1/25	14,750	14,603
	San Joaquin Regional Rail Commission COP	5.000%	5/1/23	210	227
	San Joaquin Regional Rail Commission COP	5.000%	5/1/24	230	259
	San Joaquin Regional Rail Commission COP	5.000%	5/1/25	200	233
	San Joaquin Regional Rail Commission COP	5.000%	5/1/26	200	240
	San Joaquin Regional Rail Commission COP	5.000%	5/1/27	170	210
	San Joaquin Regional Rail Commission COP	5.000%	5/1/28	225	284
	San Joaquin Regional Rail Commission COP	5.000%	5/1/29	275	354
	San Joaquin Regional Rail Commission COP	5.000%	5/1/30	375	491
	San Joaquin Regional Rail Commission COP	5.000%	5/1/31	700	931
	San Joaquin Regional Rail Commission COP	5.000%	5/1/32	725	959
	San Joaquin Regional Rail Commission COP	5.000%	5/1/33	760	1,002

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Joaquin Regional Rail Commission COP	5.000%	5/1/34	765	1,005
	San Joaquin Regional Rail Commission COP	4.000%	5/1/35	370	447
	San Joaquin Regional Rail Commission COP	4.000%	5/1/36	375	451
	San Joaquin Regional Rail Commission COP	4.000%	5/1/37	510	612
	San Joaquin Regional Rail Commission COP	4.000%	5/1/38	620	741
	San Joaquin Regional Rail Commission COP	4.000%	5/1/39	500	596
	San Joaquin Regional Rail Commission COP	4.000%	5/1/40	1,275	1,515
	San Jose CA GO	5.000%	9/1/41	3,540	4,666
	San Jose CA Hotel Tax Hotel Occupancy Tax Revenue	6.125%	5/1/31	5,000	5,021
	San Jose Evergreen Community College District GO	4.000%	9/1/29	600	735
	San Jose Evergreen Community College District GO	4.000%	9/1/30	700	852
	San Jose Evergreen Community College District GO	4.000%	9/1/31	700	848
	San Jose Evergreen Community College District GO	4.000%	9/1/32	985	1,187
	San Jose Evergreen Community College District GO	4.000%	9/1/33	850	1,016
	San Jose Evergreen Community College District GO	3.000%	9/1/36	1,700	1,888
	San Jose Evergreen Community College District GO	3.000%	9/1/37	2,250	2,485
	San Jose Evergreen Community College District GO	3.000%	9/1/38	2,325	2,530
	San Jose Evergreen Community College District GO, Prere.	5.000%	9/1/24	1,000	1,145
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/22	3,500	3,655
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	5,000	5,459
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	5,000	5,689
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/26	3,650	4,448
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/27	2,455	3,079
	San Jose Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/29	320	398
	San Jose Unified School District GO	5.000%	8/1/22	500	523
	San Jose Unified School District GO	5.000%	8/1/26	775	950
	San Jose Unified School District GO	5.000%	8/1/27	780	985
[4]	San Jose Unified School District GO	0.000%	8/1/29	2,500	2,288
	San Jose Unified School District GO	4.000%	8/1/42	320	368
[2]	San Juan Unified School District GO	0.000%	8/1/25	10,000	9,816
[2]	San Juan Unified School District GO	0.000%	8/1/26	12,215	11,837
	San Juan Unified School District GO	3.000%	8/1/27	3,375	3,847
	San Juan Unified School District GO	3.000%	8/1/27	6,670	7,604
	San Juan Unified School District GO	4.000%	8/1/28	1,765	2,154
	San Juan Unified School District GO	4.000%	8/1/29	3,445	4,276
	San Juan Unified School District GO	4.000%	8/1/29	1,030	1,249
	San Juan Unified School District GO	4.000%	8/1/30	700	844
	San Juan Unified School District GO	4.000%	8/1/31	3,250	3,754
	San Juan Unified School District GO	4.000%	8/1/31	1,000	1,200
	San Juan Unified School District GO	4.000%	8/1/32	1,270	1,520
	San Juan Unified School District GO	3.000%	8/1/36	2,630	2,918
	San Juan Unified School District GO	2.375%	8/1/40	2,000	2,026
[1]	San Leandro Unified School District GO	4.000%	8/1/27	150	179
[1]	San Leandro Unified School District GO	4.000%	8/1/28	200	243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	San Leandro Unified School District GO	4.000%	8/1/29	375	452
[1]	San Leandro Unified School District GO	4.000%	8/1/30	355	426
[1]	San Leandro Unified School District GO	4.000%	8/1/31	415	496
[1]	San Leandro Unified School District GO	4.000%	8/1/32	525	626
[1]	San Leandro Unified School District GO	4.000%	8/1/33	400	475
[1]	San Leandro Unified School District GO	4.000%	8/1/34	670	794
[1]	San Leandro Unified School District GO	4.000%	8/1/34	1,200	1,478
[1]	San Leandro Unified School District GO	4.000%	8/1/35	275	325
[1]	San Leandro Unified School District GO	4.000%	8/1/35	1,325	1,628
[1]	San Leandro Unified School District GO	4.000%	8/1/36	1,230	1,452
[1]	San Leandro Unified School District GO	4.000%	8/1/37	905	1,066
[1]	San Leandro Unified School District GO	4.000%	8/1/38	810	952
[1]	San Leandro Unified School District GO	4.000%	8/1/39	400	469
	San Lorenzo Unified School District GO	4.000%	8/1/34	375	447
	San Lorenzo Unified School District GO	4.000%	8/1/36	300	356
	San Lorenzo Unified School District GO	4.000%	8/1/38	550	648
	San Lorenzo Unified School District GO	4.000%	8/1/40	565	662
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	855	916
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	970	1,039
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	500	536
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	1,070	1,147
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	600	643
[1]	San Luis & Delta Mendota Water Authority Water Revenue (DHCCP Development Project), Prere.	5.000%	3/1/23	2,790	2,990
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	3.000%	9/1/23	130	135
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/28	155	180
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/30	120	141
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/32	100	117
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/33	100	117
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/36	325	378
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/39	660	763
	San Luis Obispo CA Community Facilities District No. 2019-1 Special Tax Revenue	4.000%	9/1/41	150	173
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/25	800	941
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/26	635	771
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/27	600	749
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/28	890	1,104
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/30	750	919
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/31	1,060	1,292
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/32	850	1,034

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/33	1,135	1,379
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/35	1,000	1,210
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/36	1,325	1,601
[2]	San Marcos Schools Financing Authority Lease (Abatement) Revenue	5.000%	8/15/37	1,750	2,110
	San Marcos Unified School District GO	0.000%	8/1/25	2,300	2,243
	San Marcos Unified School District GO	0.000%	8/1/30	2,000	1,754
	San Marcos Unified School District GO	5.000%	8/1/30	4,050	5,033
	San Marcos Unified School District GO	0.000%	8/1/31	2,000	1,709
	San Marcos Unified School District GO	5.000%	8/1/31	3,625	4,501
	San Marcos Unified School District GO	0.000%	8/1/32	2,500	2,085
	San Marcos Unified School District GO	4.000%	8/1/32	300	352
	San Marcos Unified School District GO	5.000%	8/1/34	3,555	4,397
	San Marcos Unified School District GO	5.000%	8/1/35	4,040	4,998
	San Marcos Unified School District GO	5.000%	8/1/36	3,375	4,158
	San Marcos Unified School District GO	4.000%	8/1/37	4,015	4,611
	San Marcos Unified School District GO	4.000%	8/1/38	9,140	10,478
[4]	San Mateo County Community College District GO	0.000%	9/1/21	4,645	4,645
[4]	San Mateo County Community College District GO	0.000%	9/1/22	5,675	5,667
[4]	San Mateo County Community College District GO	0.000%	9/1/24	2,825	2,796
[4]	San Mateo County Community College District GO	0.000%	9/1/25	4,000	3,924
[4]	San Mateo County Community College District GO	0.000%	9/1/30	5,760	5,159
	San Mateo County Community College District GO	4.000%	9/1/34	2,670	3,215
	San Mateo County Transit District Sales Tax Revenue	4.000%	6/1/22	600	618
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/22	805	835
	San Mateo County Transit District Sales Tax Revenue	5.000%	6/1/31	1,365	1,599
[7]	San Mateo County Transportation Authority Sales Tax Revenue VRDO	0.010%	9/1/21	18,725	18,725
[7]	San Mateo County Transportation Authority Sales Tax Revenue VRDO	0.010%	9/2/21	6,350	6,350
	San Mateo Foster CA City School District GO, Prere.	4.000%	8/1/25	1,580	1,811
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/38	600	713
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/39	600	711
	San Mateo Foster City Public Financing Authority Lease (Abatement) Revenue (Street & Flood Control Project)	4.000%	5/1/40	550	651
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	6,600	7,813
	San Mateo Foster City Public Financing Authority Lease (Non-Terminable) Revenue	5.000%	8/1/25	12,500	14,798
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/34	920	1,203
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/35	1,535	1,872

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	5.000%	8/1/36	1,505	1,961
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/37	2,750	3,335
	San Mateo Foster City Public Financing Authority Sewer Revenue (Clean Water Program)	4.000%	8/1/39	1,275	1,539
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/22	1,335	1,392
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	7/15/23	1,630	1,779
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/32	4,500	5,152
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	4.000%	7/15/33	5,000	5,713
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/37	4,755	5,284
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/38	4,900	5,406
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/39	5,045	5,531
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/23	1,210	1,315
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	6/15/27	2,000	2,267
[2]	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/35	4,875	6,205
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/36	6,075	7,713
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue (Capital Projects)	5.000%	7/15/37	6,435	8,150
	San Mateo Union High School District GO	0.000%	9/1/24	2,665	2,550
	San Mateo Union High School District GO	4.000%	9/1/32	3,155	3,578
	San Mateo Union High School District GO	4.000%	9/1/33	3,540	4,101
	San Mateo Union High School District GO	4.000%	9/1/33	1,950	2,259
	San Mateo Union High School District GO	4.000%	9/1/35	1,585	1,830
[6,7]	San Mateo Union High School District GO TOB VRDO	0.040%	9/2/21	1,358	1,358
	San Mateo Union High School District GO, Prere.	0.000%	9/1/23	2,725	2,604
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	1,315	1,440
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	725	794
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	1,285	1,410
	San Mateo Union High School District GO, Prere.	5.000%	9/1/23	715	784
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/22	1,000	1,037
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/23	1,250	1,353
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/27	1,770	1,990
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	1,860	2,089
[2]	San Pablo Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/30	2,275	2,551
[4]	San Rafael CA City High School District GO	0.000%	8/1/25	410	399
[4]	San Rafael CA City High School District GO	0.000%	8/1/26	3,315	3,181
[4]	San Rafael CA City High School District GO	0.000%	8/1/29	6,505	5,847
	San Rafael CA City High School District GO	4.000%	8/1/35	1,075	1,291
	San Rafael CA City High School District GO	4.000%	8/1/36	1,200	1,434
	San Rafael CA City High School District GO	3.000%	8/1/38	1,200	1,319
	San Rafael CA City High School District GO	3.000%	8/1/39	1,000	1,096
	San Rafael CA City High School District GO	3.000%	8/1/40	1,450	1,576

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	San Rafael City Elementary School District GO	0.000%	8/1/25	1,765	1,716
[4]	San Rafael City Elementary School District GO	0.000%	8/1/29	3,025	2,708
	San Rafael City Elementary School District GO	3.000%	8/1/34	325	357
	San Rafael City Elementary School District GO	3.000%	8/1/35	1,210	1,327
	San Rafael City Elementary School District GO	3.000%	8/1/37	825	898
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/25	1,020	987
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/27	1,700	1,584
[3]	San Ramon Public Financing Authority Tax Allocation Revenue	0.000%	2/1/28	1,800	1,638
[1]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/25	1,520	1,757
[1]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/26	1,595	1,843
[1]	San Ramon Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	2/1/27	1,670	1,925
	San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,311
	San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,311
	San Ramon Valley CA Unified School District GO	4.000%	8/1/32	2,000	2,263
	San Ramon Valley Fire Protection District COP	4.000%	8/1/22	85	88
	San Ramon Valley Fire Protection District COP	4.000%	8/1/23	100	107
	San Ramon Valley Fire Protection District COP	4.000%	8/1/24	115	127
	San Ramon Valley Fire Protection District COP	4.000%	8/1/25	100	114
	San Ramon Valley Fire Protection District COP	4.000%	8/1/26	100	116
	San Ramon Valley Fire Protection District COP	4.000%	8/1/27	100	119
	San Ramon Valley Fire Protection District COP	4.000%	8/1/28	115	139
	San Ramon Valley Fire Protection District COP	4.000%	8/1/29	100	122
	San Ramon Valley Fire Protection District COP	4.000%	8/1/30	105	130
	San Ramon Valley Fire Protection District COP	4.000%	8/1/31	200	247
	San Ramon Valley Fire Protection District COP	4.000%	8/1/32	125	154
	San Ramon Valley Fire Protection District COP	4.000%	8/1/33	150	184
	San Ramon Valley Fire Protection District COP	4.000%	8/1/34	260	316
	San Ramon Valley Fire Protection District COP	4.000%	8/1/36	530	641
	San Ramon Valley Fire Protection District COP	4.000%	8/1/37	300	362
	San Ramon Valley Fire Protection District COP	2.250%	8/1/38	290	293
	San Ramon Valley Fire Protection District COP	2.375%	8/1/39	870	886
	San Ramon Valley Fire Protection District COP	4.000%	8/1/40	300	359
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	100	105
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	200	210
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	200	210
[1]	San Ysidro School District (School Facilities Bridge Funding Program) COP, Prere.	5.000%	9/1/22	320	335
[4]	San Ysidro School District GO	0.000%	8/1/26	4,770	4,537
[1]	Sanger Unified School District GO	3.000%	8/1/35	680	767
[1]	Sanger Unified School District GO	3.000%	8/1/36	750	843
[1]	Sanger Unified School District GO	3.000%	8/1/37	820	919
[1]	Sanger Unified School District GO	4.000%	8/1/37	330	406
[1]	Sanger Unified School District GO	3.000%	8/1/39	375	412
[1]	Sanger Unified School District GO	4.000%	8/1/39	330	403
[1]	Sanger Unified School District GO	4.000%	8/1/40	250	305
[1]	Sanger Unified School District GO	4.000%	8/1/41	325	395
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/22	100	104
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/23	100	109

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/24	130	148
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/26	200	245
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	5.000%	8/1/27	250	316
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/28	275	330
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/29	350	417
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/30	500	593
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/31	510	602
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/32	500	587
	Santa Ana College Improvement District #1 Rancho Santiago Community College Dist GO	4.000%	8/1/33	880	1,026
[2]	Santa Ana Unified School District (Capital Appreciation-Financing Project) COP	0.000%	4/1/32	1,750	1,413
[4]	Santa Ana Unified School District GO	0.000%	8/1/31	4,020	3,411
	Santa Barbara Unified School District GO	4.000%	8/1/30	875	1,037
	Santa Barbara Unified School District GO	4.000%	8/1/30	300	356
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	4,720	4,955
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	5,200	5,459
	Santa Clara CA Electric Power & Light Revenue, Prere.	4.000%	1/1/23	5,230	5,490
	Santa Clara County CA GO	5.000%	8/1/28	8,830	9,218
	Santa Clara County CA GO	3.500%	8/1/38	160	163
[6,7]	Santa Clara County CA GO TOB VRDO	0.040%	9/2/21	8,250	8,250
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/22	6,060	6,269
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/22	4,090	4,231
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/25	6,510	7,651
	Santa Clara County Financing Authority Lease (Abatement) Revenue	5.000%	5/15/26	6,800	7,981
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/15/33	7,500	8,407
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/34	11,190	11,996
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/15/35	8,665	9,279
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/36	2,000	2,205
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/37	2,000	2,198
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/38	2,000	2,193
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/39	2,000	2,185
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/40	2,000	2,175
	Santa Clara Unified School District	3.000%	7/1/34	210	228
	Santa Clara Unified School District GO	5.000%	7/1/22	2,060	2,144
	Santa Clara Unified School District GO	5.000%	7/1/25	3,595	4,083
	Santa Clara Unified School District GO	4.000%	7/1/29	6,650	7,735
	Santa Clara Unified School District GO	4.000%	7/1/29	8,235	9,578

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Clara Unified School District GO	4.000%	7/1/30	8,800	10,213
	Santa Clara Unified School District GO	3.000%	7/1/31	4,460	4,900
	Santa Clara Unified School District GO	3.000%	7/1/32	4,770	5,229
	Santa Clara Unified School District GO	3.000%	7/1/33	1,610	1,761
	Santa Clara Unified School District GO	4.000%	7/1/33	8,750	10,123
	Santa Clara Unified School District GO	3.000%	7/1/34	5,430	5,896
	Santa Clara Unified School District GO	3.000%	7/1/35	100	108
	Santa Clara Unified School District GO	3.000%	7/1/36	6,150	6,612
	Santa Clara Unified School District GO	3.000%	7/1/37	6,545	6,992
	Santa Clara Unified School District GO	3.000%	7/1/38	3,225	3,440
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.010%	9/1/21	11,910	11,910
[7]	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.010%	9/2/21	24,900	24,900
	Santa Clara Valley Transportation Authority Sales Tax Revenue VRDO	0.010%	9/2/21	10,400	10,400
	Santa Clara Valley Water District COP	5.000%	6/1/22	550	570
[4]	Santa Clarita Community College District GO	0.000%	8/1/28	400	367
[2]	Santa Clarita Community College District GO	0.000%	8/1/29	3,030	2,719
[2]	Santa Clarita Community College District GO	0.000%	8/1/30	1,860	1,624
	Santa Clarita Community College District GO	3.000%	8/1/33	350	385
	Santa Clarita Community College District GO	3.000%	8/1/34	450	493
	Santa Clarita Community College District GO	3.000%	8/1/35	700	766
	Santa Clarita Community College District GO	3.000%	8/1/37	800	869
	Santa Clarita Community College District GO	3.000%	8/1/38	750	810
	Santa Clarita Community College District GO	3.000%	8/1/39	900	970
	Santa Clarita Community College District GO	3.000%	8/1/40	800	858
	Santa Clarita Community College District GO, Prere.	5.000%	8/1/22	5,450	5,694
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/31	375	420
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	3.000%	6/1/32	340	379
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.000%	6/1/34	435	443
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.125%	6/1/35	445	455
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.250%	6/1/36	250	257
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.375%	6/1/38	400	411
	Santa Clarita Public Finance Authority Lease (Abatement) Revenue	2.500%	6/1/41	555	569
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/33	365	448
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	4.000%	6/1/34	700	855
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/36	800	896
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/39	900	995
	Santa Margarita-Dana Point Authority Lease (Non-Terminable) Revenue	3.000%	6/1/40	700	767
	Santa Monica CA Water Revenue	3.000%	8/1/38	1,535	1,719
	Santa Monica CA Water Revenue	3.000%	8/1/39	2,565	2,854
	Santa Monica CA Water Revenue	3.000%	8/1/40	2,575	2,846
	Santa Monica CA Water Revenue	3.000%	8/1/41	1,775	1,959
	Santa Monica Community College District GO	0.000%	8/1/24	4,510	4,449
	Santa Monica Community College District GO	0.000%	8/1/26	11,025	10,606
	Santa Monica Community College District GO	5.000%	8/1/30	500	642

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Monica Community College District GO	5.000%	8/1/31	600	767
	Santa Monica Community College District GO	5.000%	8/1/32	535	682
	Santa Monica Community College District GO	4.000%	8/1/33	500	598
	Santa Monica Community College District GO	4.000%	8/1/34	655	781
	Santa Monica Community College District GO, Prere.	4.000%	8/1/24	2,000	2,224
	Santa Monica Community College District GO, Prere.	4.000%	8/1/24	2,565	2,852
	Santa Monica Community College District GO, Prere.	4.000%	8/1/24	3,510	3,903
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	5.000%	7/1/33	1,925	2,616
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/38	2,365	2,906
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/40	2,500	3,053
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	4.000%	7/1/41	665	810
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/28	100	121
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/29	150	180
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/30	220	262
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/32	350	413
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/34	500	586
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/36	345	402
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/37	620	721
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/38	520	604
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/39	750	869
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/40	500	576
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/41	400	460
	Santa Monica-Malibu Unified School District COP	4.000%	5/1/42	500	574
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/30	250	314
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/31	350	438
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/32	250	312
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/33	250	312
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/34	315	392
	Santa Monica-Malibu Unified School District GO	5.000%	7/1/35	350	435
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/36	430	506
	Santa Monica-Malibu Unified School District GO	4.000%	7/1/37	465	546
	Santa Monica-Malibu Unified School District GO, Prere.	4.000%	8/1/25	1,600	1,834
	Santa Monica-Malibu Unified School District GO, Prere.	4.000%	8/1/25	1,150	1,318
	Santa Monica-Malibu Unified School District GO, Prere.	4.000%	8/1/25	160	183
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/21	1,300	1,300
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/22	1,165	1,222
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/25	815	965
	Santa Rosa CA Wastewater Sewer Revenue	5.000%	9/1/26	920	1,125
[2,3]	Santa Rosa CA Wastewater Sewer Revenue	0.000%	9/1/28	11,095	10,191
[1]	Santa Rosa Elementary School District GO	4.000%	8/1/36	750	901
[1]	Santa Rosa Elementary School District GO	4.000%	8/1/38	915	1,090
[1]	Santa Rosa Elementary School District GO	4.000%	8/1/42	1,000	1,180
[2]	Santa Rosa High School District GO	5.000%	8/1/28	500	610
[2]	Santa Rosa High School District GO	5.000%	8/1/30	800	971
[2]	Santa Rosa High School District GO	5.000%	8/1/32	1,095	1,321
[2]	Santa Rosa High School District GO	5.000%	8/1/34	990	1,192
[1]	Santa Rosa High School District GO	4.000%	8/1/35	1,520	1,838
[2]	Santa Rosa High School District GO	5.000%	8/1/35	750	901
[1]	Santa Rosa High School District GO	4.000%	8/1/37	425	510

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Santa Rosa High School District GO	4.000%	8/1/40	1,105	1,313
[1]	Santa Rosa High School District GO	4.000%	8/1/41	1,000	1,185
[1]	Santa Rosa High School District GO	4.000%	8/1/42	1,000	1,182
	Santee CDC Successor Agency Tax Allocation Revenue	5.000%	8/1/22	570	594
	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/21	100	100
	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/22	100	104
	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/24	180	198
	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/26	690	795
[1]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/30	500	591
[1]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/33	600	703
[1]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/40	700	808
[1]	Saugus Union School District Financing Authority Lease (Non-Terminable) Revenue	4.000%	9/1/41	275	317
	Saugus Union School District School Facilities Improvement District No. 2014-1 GO	3.000%	8/1/36	2,375	2,693
	Sequoia Union High School District GO	4.000%	7/1/43	32,370	35,229
	Shasta-Tehama-Trinity Joint Community College District GO	5.000%	8/1/31	300	373
	Shasta-Tehama-Trinity Joint Community College District GO	5.000%	8/1/32	275	342
	Shasta-Tehama-Trinity Joint Community College District GO	4.000%	8/1/36	700	808
	Shasta-Tehama-Trinity Joint Community College District GO	4.000%	8/1/37	1,000	1,152
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	230	237
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/23	260	276
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/24	480	526
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	290	326
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/26	300	345
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	660	830
	Sierra View CA Local Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	630	809
	Silicon Valley Clean Water Sewer Revenue, Prere.	5.000%	8/1/25	1,000	1,185
	Silicon Valley Clean Water Sewer Revenue, Prere.	5.000%	8/1/25	1,000	1,185
	Simi Valley Unified School District GO	5.000%	8/1/22	1,500	1,568
	Simi Valley Unified School District GO	5.000%	8/1/24	3,455	3,936
[2]	Simi Valley Unified School District GO	0.000%	8/1/26	3,030	2,893
	Simi Valley Unified School District GO	5.000%	8/1/26	2,025	2,476
[2]	Simi Valley Unified School District GO	0.000%	8/1/27	2,950	2,762
[2]	Simi Valley Unified School District GO	0.000%	8/1/28	4,785	4,378
	Simi Valley Unified School District GO	4.000%	8/1/32	200	235
	Simi Valley Unified School District GO	4.000%	8/1/33	190	223
	Simi Valley Unified School District GO	3.000%	8/1/34	320	351
	Simi Valley Unified School District GO	3.000%	8/1/35	525	576
	Simi Valley Unified School District GO	3.000%	8/1/36	750	821
	Simi Valley Unified School District GO	4.000%	8/1/36	1,240	1,446

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Simi Valley Unified School District GO	3.000%	8/1/37	500	544
	Simi Valley Unified School District GO	4.000%	8/1/37	1,320	1,536
	Simi Valley Unified School District GO	4.000%	8/1/38	350	407
	Simi Valley Unified School District GO	4.000%	8/1/39	365	423
[2]	Snowline Joint Unified School District COP	3.000%	9/1/34	400	426
	Solana Beach School District Special Tax Revenue	5.000%	9/1/29	2,115	2,211
	Solana Beach School District Special Tax Revenue	5.000%	9/1/32	2,655	2,771
	Solano Irrigation District COP	4.000%	8/1/41	3,935	4,718
	Sonoma County Junior College District GO	3.000%	8/1/39	1,055	1,156
	Sonoma County Transportation Authority Sales Tax Revenue	5.000%	12/1/22	2,520	2,675
	Sonoma Valley Unified School District GO	5.000%	8/1/32	1,250	1,464
	Sonoma-Marin Area Rail Transit District Sales Tax Revenue, Prere.	5.000%	3/1/22	550	563
	Sonoma-Marin Area Rail Transit District Sales Tax Revenue, Prere.	5.000%	3/1/22	10	10
	South Bay Union School District/San Diego County BAN GO	0.000%	8/1/22	2,250	2,241
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	10	13
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/31	310	398
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	15	20
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/32	485	619
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	30	40
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/33	905	1,152
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	45	59
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/34	1,300	1,649
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	75	99
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/37	2,165	2,725
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	90	119
[2]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/38	2,540	3,186
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/23	1,000	1,026
	South Orange County Public Financing Authority Special Tax Revenue	5.000%	8/15/25	1,250	1,282
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/33	355	440
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/35	715	877
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/37	550	667
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/38	870	1,049
	South San Francisco Public Facilities Financing Authority Lease (Abatement) Revenue (Police Station Project)	4.000%	6/1/40	700	838

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
South San Francisco Unified School District GO	4.000%	9/1/33	6,340	7,209
South San Francisco Unified School District GO	5.000%	9/1/40	150	175
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	4/1/24	3,600	4,007
Southern California Public Power Authority Electric Power & Light Revenue	5.000%	7/1/25	6,790	7,864
Southern California Public Power Authority Electric Power & Light Revenue (Apex Power Project)	5.000%	7/1/37	1,800	2,019
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/31	5,725	6,707
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/33	11,695	13,663
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/34	5,000	5,833
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project)	5.000%	7/1/35	8,490	9,890
Southern California Public Power Authority Electric Power & Light Revenue (Canyon Power Project) PUT	0.650%	7/1/25	5,245	5,252
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/26	320	391
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/27	350	441
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/28	585	757
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/29	480	635
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/30	400	539
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/31	375	504
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/32	520	698
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	5.000%	7/1/33	840	1,124
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/39	1,305	1,562
Southern California Public Power Authority Electric Power & Light Revenue (Tieton Hydropower Project)	4.000%	7/1/40	625	747
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/26	700	856
Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/27	1,135	1,429

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/28	3,875	5,012
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/29	2,000	2,647
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/30	1,740	2,346
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/31	1,665	2,238
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/32	1,445	1,939
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/33	1,230	1,646
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-1)	5.000%	7/1/36	2,600	3,449
[7]	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	0.010%	9/1/21	35,025	35,025
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/22	500	530
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/23	5,540	6,147
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/24	5,000	5,779
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/25	7,025	8,394
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.250%	11/1/26	4,255	5,230
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/28	2,425	3,071
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/29	395	507
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/33	7,730	10,617
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/22	900	941
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/23	1,370	1,498
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/26	750	886
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/27	1,460	1,722
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/29	1,500	1,764
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/30	1,120	1,315
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/31	1,470	1,725
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/32	2,410	2,826
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/33	2,325	2,724
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/34	4,825	5,644
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/35	2,840	3,316

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Water Replenishment District Lease (Non-Terminable) Revenue	5.000%	8/1/36	3,000	3,497
	Southwestern Community College District GO	5.000%	8/1/29	1,000	1,218
	Southwestern Community College District GO	5.000%	8/1/29	300	375
	Southwestern Community College District GO	5.000%	8/1/30	300	373
	Southwestern Community College District GO	4.000%	8/1/31	300	354
	Southwestern Community College District GO	4.000%	8/1/32	1,000	1,150
	Southwestern Community College District GO	4.000%	8/1/32	250	294
	Southwestern Community College District GO	4.000%	8/1/33	300	350
	Southwestern Community College District GO	4.000%	8/1/33	250	315
	Southwestern Community College District GO	4.000%	8/1/34	1,760	2,016
	Southwestern Community College District GO	4.000%	8/1/34	500	626
	Southwestern Community College District GO	4.000%	8/1/35	1,500	1,711
	Southwestern Community College District GO	4.000%	8/1/35	350	435
	Southwestern Community College District GO	4.000%	8/1/36	1,200	1,385
	Southwestern Community College District GO	4.000%	8/1/36	1,360	1,602
	Southwestern Community College District GO	4.000%	8/1/37	2,385	2,748
	Southwestern Community College District GO	4.000%	8/1/37	730	858
	Southwestern Community College District GO	4.000%	8/1/37	400	493
	Southwestern Community College District GO	3.000%	8/1/38	900	1,010
	Southwestern Community College District GO	4.000%	8/1/38	1,750	2,013
	Southwestern Community College District GO	4.000%	8/1/38	1,110	1,302
	Southwestern Community College District GO	4.000%	8/1/39	1,745	2,042
	Southwestern Community College District GO	4.000%	8/1/40	1,890	2,208
	Southwestern Community College District GO, ETM	0.000%	8/1/24	750	744
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	1,090	1,058
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,866
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,000	1,788
	Southwestern Community College District GO, Prere.	0.000%	2/1/25	2,535	2,161
[9]	St. Helena Unified School District GO, 4.000% coupon rate effective 8/1/23	0.000%	8/1/27	4,550	4,889
	State Center Community College District GO	5.000%	8/1/27	675	851
	State Center Community College District GO	4.000%	8/1/34	1,000	1,159
	State Center Community College District GO	4.000%	8/1/36	1,045	1,207
	State Center Community College District GO	4.000%	8/1/37	1,025	1,181
	State Center Community College District GO	3.000%	8/1/40	5,000	5,486
	Stockton Public Financing Authority Lease (Non-Terminable) Revenue BAN	1.400%	6/1/22	17,500	17,533
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/23	725	795
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/24	900	1,026
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/25	1,000	1,180
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/26	1,000	1,216
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/27	2,200	2,747
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/28	1,815	2,316
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/29	1,560	1,989
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/30	1,765	2,243

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/32	1,635	2,067
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/33	1,290	1,626
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/34	1,590	1,999
[1]	Stockton Public Financing Authority Lease Revenue	5.000%	10/1/35	1,550	1,946
[1]	Stockton Public Financing Authority Lease Revenue	4.000%	10/1/37	1,730	1,997
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/22	1,000	1,046
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/23	1,015	1,109
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/24	1,000	1,136
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/25	1,250	1,421
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/26	1,375	1,561
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/27	1,250	1,415
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/28	2,215	2,507
[1]	Stockton Public Financing Authority Sewer Revenue	5.000%	9/1/29	1,055	1,194
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/21	450	450
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/22	950	984
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/23	660	707
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/24	1,090	1,204
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/25	1,100	1,248
[1]	Stockton Public Financing Authority Special Tax Revenue	4.000%	9/2/26	1,170	1,356
	Stockton Public Financing Authority Water Revenue (Delta Water Supply Project), Prere.	6.125%	10/1/23	1,000	1,124
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/28	1,965	2,378
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/29	1,500	1,806
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/33	2,890	3,440
[2]	Stockton Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/34	2,070	2,459
	Stockton Unified School District GO	5.000%	8/1/22	2,650	2,766
[2]	Stockton Unified School District GO	5.000%	7/1/23	1,110	1,154
	Stockton Unified School District GO	5.000%	8/1/23	2,055	2,233
[2]	Stockton Unified School District GO	5.000%	7/1/24	1,570	1,633
[1]	Stockton Unified School District GO	5.000%	8/1/24	100	113
[2]	Stockton Unified School District GO	0.000%	8/1/27	740	690
[1]	Stockton Unified School District GO	5.000%	8/1/27	225	278
[1]	Stockton Unified School District GO	5.000%	8/1/28	1,000	1,131
[1]	Stockton Unified School District GO	5.000%	8/1/28	885	1,118
[1]	Stockton Unified School District GO	5.000%	8/1/29	600	678
[1]	Stockton Unified School District GO	5.000%	8/1/29	805	1,019
[2]	Stockton Unified School District GO	4.000%	8/1/30	1,960	2,153
[1]	Stockton Unified School District GO	5.000%	8/1/30	1,555	1,758

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Stockton Unified School District GO	5.000%	8/1/30	130	164
[1]	Stockton Unified School District GO	5.000%	8/1/31	1,875	2,118
[1]	Stockton Unified School District GO	5.000%	8/1/32	2,060	2,327
[2]	Stockton Unified School District GO	0.000%	8/1/33	635	505
[1]	Stockton Unified School District GO	5.000%	8/1/33	2,250	2,541
[1]	Stockton Unified School District GO	3.250%	8/1/34	630	669
[1]	Stockton Unified School District GO	5.000%	8/1/34	2,105	2,375
[1]	Stockton Unified School District GO	4.000%	8/1/39	155	168
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/23	1,110	1,218
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/25	1,000	1,139
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/26	1,275	1,451
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/27	1,360	1,545
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/28	1,280	1,453
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/29	2,255	2,557
[1]	Suisun City Redevelopment Agency Tax Allocation Revenue (Redevelopment Project)	5.000%	10/1/30	1,000	1,133
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/37	1,925	2,320
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/38	3,015	3,619
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/39	2,000	2,395
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Green Bond-Civic Center Project)	4.000%	4/1/40	1,325	1,578
[1]	Sutter Union High School District GO	3.000%	8/1/38	735	763
[2]	Sweetwater Union High School District GO	0.000%	8/1/23	1,575	1,558
	Sweetwater Union High School District GO	3.000%	8/1/23	815	849
[1]	Sweetwater Union High School District GO	5.000%	8/1/23	1,090	1,182
	Sweetwater Union High School District GO	3.000%	8/1/24	300	318
[1]	Sweetwater Union High School District GO	5.000%	8/1/24	1,255	1,413
	Sweetwater Union High School District GO	3.000%	8/1/25	455	490
	Sweetwater Union High School District GO	4.000%	8/1/27	250	280
[1]	Sweetwater Union High School District GO	5.000%	8/1/27	7,000	7,878
[1]	Sweetwater Union High School District GO	5.000%	8/1/28	8,000	8,988
	Sweetwater Union High School District GO	5.000%	8/1/31	625	735
	Sweetwater Union High School District GO	5.000%	8/1/35	5,000	5,890
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/25	330	387
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/26	175	212
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/27	200	242
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/28	405	489
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/29	495	596
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/30	490	589
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/31	180	216
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/32	215	258
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/33	225	269
[1]	Tahoe-Truckee Unified School District COP	5.000%	6/1/34	245	293
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/35	515	584
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/36	255	289
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/37	310	350
[1]	Tahoe-Truckee Unified School District COP	3.000%	6/1/38	1,485	1,568

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Tahoe-Truckee Unified School District COP	4.000%	6/1/39	260	293
	Tahoe-Truckee Unified School District GO	5.000%	8/1/26	330	403
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	4.000%	12/15/21	1,495	1,511
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/22	800	846
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/23	1,395	1,544
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24	1,720	1,978
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25	1,795	2,132
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/26	1,450	1,766
	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/27	1,000	1,251
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	555	693
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	500	623
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/30	535	665
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/31	1,000	1,241
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/32	785	972
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/33	1,650	2,039
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/34	1,705	2,103
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/35	2,620	3,226
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/36	2,765	3,402
[2]	Temecula Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/37	2,350	2,885
[1]	Temecula Valley Unified School District GO, Prere.	4.300%	8/1/24	2,000	2,238
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	0.450%	6/1/30	150	154
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	1,550	2,082
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,000	2,666
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/35	1,250	1,547
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/36	1,000	1,233
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/37	1,550	1,904
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/38	300	367
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/39	2,000	2,442
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	5.000%	6/1/39	1,000	1,281
	Tobacco Securitization Authority of Northern California Tobacco Settlement Funded Revenue	4.000%	6/1/40	300	366
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/22	1,000	1,035

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/23	2,000	2,164
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/24	2,000	2,252
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,000	1,206
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/27	2,000	2,484
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/28	1,500	1,913
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,958
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,655	4,779
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/32	1,000	1,304
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,000	2,598
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,000	3,887
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/36	1,000	1,291
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/37	1,000	1,288
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/38	2,000	2,569
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/22	120	123
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/23	145	151
	Tracy CA Community Facilities District Special Tax Revenue	3.000%	9/1/24	165	174
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/25	185	206
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/26	210	237
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/27	235	268
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/28	265	306
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/29	295	340
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/30	325	374
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/35	2,155	2,454
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/40	3,215	3,636
[2]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/23	400	436
[2]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/24	400	454
[2]	Tracy Community Development Agency Successor Agency Tax Allocation Revenue	5.000%	8/1/25	960	1,130
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/25	600	709
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/26	600	730
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/27	615	769

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/28	720	921
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/29	665	869
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/30	500	657
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/31	600	785
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/32	500	652
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/33	500	650
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/34	600	777
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/35	700	905
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/37	1,000	1,284
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/38	1,000	1,280
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/39	1,000	1,277
	Transbay Joint Powers Authority Tax Allocation Revenue	5.000%	10/1/40	1,165	1,484
[2]	Tulare CA Sewer Revenue	4.000%	11/15/36	1,500	1,748
[2]	Tulare CA Sewer Revenue	4.000%	11/15/37	1,000	1,162
[2]	Tulare CA Sewer Revenue	4.000%	11/15/38	1,250	1,450
[2]	Tulare CA Sewer Revenue	4.000%	11/15/39	1,390	1,608
[2]	Tulare CA Sewer Revenue	4.000%	11/15/40	1,200	1,386
[2]	Tulare CA Sewer Revenue	4.000%	11/15/41	1,000	1,152
[1]	Tulare Local Health Care District GO	4.000%	8/1/22	400	413
[1]	Tulare Local Health Care District GO	4.000%	8/1/23	720	768
[1]	Tulare Local Health Care District GO	4.000%	8/1/24	405	445
[1]	Tulare Local Health Care District GO	4.000%	8/1/25	455	513
[1]	Tulare Local Health Care District GO	4.000%	8/1/26	515	594
[1]	Tulare Local Health Care District GO	4.000%	8/1/27	580	682
[1]	Tulare Local Health Care District GO	4.000%	8/1/28	435	519
[1]	Tulare Local Health Care District GO	4.000%	8/1/29	735	890
[1]	Tulare Local Health Care District GO	4.000%	8/1/30	1,320	1,615
[1]	Tulare Local Health Care District GO	4.000%	8/1/32	1,380	1,675
[1]	Tulare Local Health Care District GO	4.000%	8/1/33	2,050	2,479
[1]	Tulare Local Health Care District GO	4.000%	8/1/34	2,325	2,797
[1]	Tulare Local Health Care District GO	4.000%	8/1/39	4,945	5,870
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/36	2,270	2,752
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/37	5,615	6,808
	Turlock Irrigation District Electric Power & Light Revenue	5.000%	1/1/41	1,950	2,366
	Turlock Unified School District GO	3.000%	8/1/34	1,095	1,179
	Turlock Unified School District GO	3.000%	8/1/35	1,175	1,261
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/22	1,390	1,449
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/23	750	819
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/24	1,000	1,131
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/25	2,820	3,299

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/26	2,300	2,679
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/27	3,915	4,537
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/29	3,640	4,198
	Tustin Unified School District Special Tax Revenue	5.000%	9/1/30	3,500	4,024
[2]	Twin Rivers Unified School District GO	5.000%	8/1/22	515	537
[2]	Twin Rivers Unified School District GO	5.000%	8/1/22	625	652
[4]	Ukiah CA Unified School District GO	0.000%	8/1/25	3,175	3,083
	Union City Community Redevelopment Agency Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/31	1,820	2,125
	Union City Community Redevelopment Agency Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/32	1,360	1,587
	Union City Community Redevelopment Agency Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/33	3,000	3,498
	Union City Community Redevelopment Agency Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/35	1,250	1,454
	Union City Community Redevelopment Agency Agency Tax Allocation Revenue (Community Redevelopment Project)	5.000%	10/1/36	1,000	1,161
[4]	Union Elementary School District GO	0.000%	9/1/29	1,335	1,201
	Union Elementary School District GO	0.000%	9/1/29	110	99
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/32	800	999
	Union Sanitary District Financing Authority Lease Revenue	4.000%	9/1/33	1,030	1,278
	United Water Conservation District COP	5.000%	10/1/27	700	877
	United Water Conservation District COP	5.000%	10/1/28	740	947
	United Water Conservation District COP	5.000%	10/1/29	785	1,026
	United Water Conservation District COP	5.000%	10/1/30	835	1,113
	United Water Conservation District COP	5.000%	10/1/31	855	1,134
	United Water Conservation District COP	5.000%	10/1/32	875	1,157
	United Water Conservation District COP	4.000%	10/1/33	1,070	1,313
	United Water Conservation District COP	4.000%	10/1/34	1,110	1,352
	United Water Conservation District COP	4.000%	10/1/35	1,160	1,411
	United Water Conservation District COP	4.000%	10/1/36	935	1,134
	United Water Conservation District COP	4.000%	10/1/37	980	1,185
	United Water Conservation District COP	4.000%	10/1/38	1,010	1,218
	United Water Conservation District COP	4.000%	10/1/39	1,055	1,269
	United Water Conservation District COP	4.000%	10/1/40	625	750
[10]	University of California College & University Revenue	5.000%	5/15/23	2,210	2,345
	University of California College & University Revenue	5.000%	5/15/24	690	780
[10]	University of California College & University Revenue	5.000%	5/15/24	2,000	2,208
	University of California College & University Revenue	5.000%	5/15/25	9,240	10,845
[10]	University of California College & University Revenue	5.000%	5/15/25	1,250	1,432
	University of California College & University Revenue	4.000%	5/15/27	3,820	4,573
	University of California College & University Revenue	5.000%	5/15/27	7,075	8,307

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[10]	University of California College & University Revenue	5.000%	5/15/27	3,000	3,653
	University of California College & University Revenue	4.000%	5/15/28	9,030	11,042
	University of California College & University Revenue	4.000%	5/15/28	7,110	8,668
	University of California College & University Revenue	5.000%	5/15/28	9,265	10,871
	University of California College & University Revenue	5.000%	5/15/28	7,110	8,342
[10]	University of California College & University Revenue	5.000%	5/15/28	3,000	3,749
[10]	University of California College & University Revenue	5.000%	5/15/29	8,250	10,587
	University of California College & University Revenue	4.000%	5/15/30	7,535	9,069
	University of California College & University Revenue	4.000%	5/15/30	7,705	9,246
	University of California College & University Revenue	5.000%	5/15/30	3,515	3,800
	University of California College & University Revenue	5.000%	5/15/30	1,195	1,445
[10]	University of California College & University Revenue	5.000%	5/15/30	6,690	8,769
	University of California College & University Revenue	4.000%	5/15/31	5,270	6,277
	University of California College & University Revenue	5.000%	5/15/31	2,315	2,704
	University of California College & University Revenue	5.000%	5/15/31	15,095	18,792
	University of California College & University Revenue	5.000%	5/15/31	9,010	10,532
[10]	University of California College & University Revenue	5.000%	5/15/31	5,750	7,692
	University of California College & University Revenue	5.000%	5/15/32	3,250	4,129
[10]	University of California College & University Revenue	5.000%	5/15/32	6,700	9,148
	University of California College & University Revenue	5.250%	5/15/32	3,140	3,556
	University of California College & University Revenue	4.000%	5/15/33	17,715	20,690
	University of California College & University Revenue	5.000%	5/15/33	15,470	16,720
	University of California College & University Revenue	5.000%	5/15/33	6,760	8,576
	University of California College & University Revenue	5.000%	5/15/33	12,095	14,977
	University of California College & University Revenue	5.000%	5/15/33	5,415	5,852
	University of California College & University Revenue	5.000%	5/15/33	5,025	6,058
	University of California College & University Revenue	5.000%	5/15/33	6,995	8,151
[10]	University of California College & University Revenue	5.000%	5/15/33	2,800	3,805
	University of California College & University Revenue	4.000%	5/15/34	10,620	12,374
	University of California College & University Revenue	4.000%	5/15/34	10,000	10,932

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	5.000%	5/15/34	15,905	17,187
	University of California College & University Revenue	5.000%	5/15/34	12,800	15,829
	University of California College & University Revenue	5.000%	5/15/34	3,955	4,762
	University of California College & University Revenue	5.000%	5/15/34	6,395	7,929
	University of California College & University Revenue	5.000%	5/15/34	1,525	1,929
[10]	University of California College & University Revenue	5.000%	5/15/34	2,895	3,916
	University of California College & University Revenue	4.000%	5/15/35	5,790	6,736
	University of California College & University Revenue	5.000%	5/15/35	11,290	13,948
	University of California College & University Revenue	5.000%	5/15/35	2,060	2,477
	University of California College & University Revenue	5.000%	5/15/35	5,160	6,388
	University of California College & University Revenue	5.000%	5/15/35	4,210	5,317
	University of California College & University Revenue	5.000%	5/15/35	625	808
	University of California College & University Revenue	5.000%	5/15/35	10,000	13,196
[10]	University of California College & University Revenue	5.000%	5/15/35	6,420	8,661
	University of California College & University Revenue	4.000%	5/15/36	4,000	4,962
	University of California College & University Revenue	5.000%	5/15/36	5,425	6,520
	University of California College & University Revenue	5.000%	5/15/36	4,295	5,416
	University of California College & University Revenue	5.000%	5/15/36	15,040	18,538
	University of California College & University Revenue	5.000%	5/15/36	4,500	4,861
	University of California College & University Revenue	5.000%	5/15/36	1,250	1,610
	University of California College & University Revenue	5.000%	5/15/36	3,050	4,006
[10]	University of California College & University Revenue	5.000%	5/15/36	6,630	8,903
	University of California College & University Revenue	4.000%	5/15/37	14,400	17,499
	University of California College & University Revenue	4.000%	5/15/37	4,000	4,929
	University of California College & University Revenue	5.000%	5/15/37	5,240	6,573
	University of California College & University Revenue	5.000%	5/15/37	9,530	11,770
	University of California College & University Revenue	5.000%	5/15/37	11,710	14,462
	University of California College & University Revenue	5.000%	5/15/37	14,620	18,393
	University of California College & University Revenue	5.000%	5/15/37	375	449
[10]	University of California College & University Revenue	5.000%	5/15/37	9,665	12,913

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	University of California College & University Revenue	4.000%	5/15/38	4,545	5,562
	University of California College & University Revenue	5.000%	5/15/38	5,065	6,341
	University of California College & University Revenue	5.000%	5/15/38	19,090	23,970
	University of California College & University Revenue	5.000%	5/15/38	4,355	5,583
	University of California College & University Revenue	5.000%	5/15/38	10,065	13,128
[10]	University of California College & University Revenue	5.000%	5/15/38	5,650	7,521
	University of California College & University Revenue	4.000%	5/15/39	10,555	12,881
	University of California College & University Revenue	4.000%	5/15/39	9,300	11,396
	University of California College & University Revenue	5.000%	5/15/39	2,345	3,000
	University of California College & University Revenue	5.000%	5/15/39	10,000	12,991
[10]	University of California College & University Revenue	5.000%	5/15/39	3,000	3,979
	University of California College & University Revenue	4.000%	5/15/40	24,275	29,264
	University of California College & University Revenue	4.000%	5/15/40	3,000	3,658
	University of California College & University Revenue	4.000%	5/15/40	8,000	9,715
	University of California College & University Revenue	5.000%	5/15/40	135	172
[10]	University of California College & University Revenue	5.000%	5/15/40	3,000	3,969
	University of California College & University Revenue	4.000%	5/15/41	7,000	8,511
	University of California College & University Revenue	4.000%	5/15/41	5,000	6,054
[10]	University of California College & University Revenue	5.000%	5/15/41	4,000	5,267
	University of California College & University Revenue (Prerefunded-Limited Project), Prere.	5.000%	5/15/22	6,540	6,764
	University of California College & University Revenue (Unrefunded-Limited Project)	5.000%	5/15/32	7,490	7,749
[5]	University of California College & University Revenue PUT	5.000%	5/15/23	50,595	54,791
[6,7]	University of California College & University Revenue TOB VRDO	0.040%	9/2/21	5,000	5,000
[6,7]	University of California College & University Revenue TOB VRDO	0.040%	9/2/21	4,200	4,200
[6,7]	University of California College & University Revenue TOB VRDO	0.040%	9/2/21	7,690	7,690
	University of California College & University Revenue VRDO	0.010%	9/1/21	31,400	31,400
	University of California College & University Revenue VRDO	0.010%	9/1/21	600	600
	University of California College & University Revenue VRDO	0.010%	9/1/21	15,215	15,215
	University of California College & University Revenue VRDO	0.010%	9/1/21	11,600	11,600
	University of California College & University Revenue, Prere.	5.000%	5/15/23	650	703

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
University of California College & University Revenue, Prere.	5.000%	5/15/23	4,695	5,076
University of California College & University Revenue, Prere.	5.250%	5/15/24	1,860	2,114
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/24	6,010	6,778
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/25	10,000	11,337
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/26	10,015	11,644
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/29	5,015	6,019
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/32	8,440	10,094
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/33	12,105	14,461
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/34	14,000	16,700
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/35	5,800	6,909
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.500%	5/15/36	10,000	11,610
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/38	500	565
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	12,560	12,560
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	12,300	12,300
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	32,050	32,050
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	23,400	23,400
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	0.010%	9/1/21	18,435	18,435
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	14,940	16,166
University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue, Prere.	5.000%	5/15/23	5,000	5,410
Upland CA COP	5.000%	1/1/22	925	939
Upland CA COP	5.000%	1/1/23	900	953
Upland CA COP	5.000%	1/1/25	1,060	1,211
Upland CA COP	5.000%	1/1/26	500	589
Upland CA COP	5.000%	1/1/27	2,215	2,685
Upland CA COP	5.000%	1/1/28	2,030	2,521
Upland CA COP	5.000%	1/1/29	835	1,033

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Upland CA COP	5.000%	1/1/30	1,450	1,783
	Upland CA COP	5.000%	1/1/31	1,465	1,792
	Upland CA COP	5.000%	1/1/33	1,710	2,081
	Upland CA COP	5.000%	1/1/34	1,500	1,820
	Upland CA COP	4.000%	1/1/35	2,025	2,298
	Upland CA COP	4.000%	1/1/36	1,000	1,131
	Upland Community Facilities District Special Tax Revenue	5.000%	9/1/31	1,110	1,155
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/36	435	549
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/37	420	528
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/38	800	1,005
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/39	1,000	1,253
	Upper Santa Clara Valley Joint Powers Authority Lease (Non-Terminable) Revenue	5.000%	8/1/40	1,000	1,251
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/22	710	742
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/23	375	410
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	5.000%	8/1/24	275	314
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	4.000%	8/1/25	615	705
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, ETM	4.000%	8/1/26	710	835
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	545	667
	Upper Santa Clara Valley Joint Powers Authority Water Revenue, Prere.	5.000%	8/1/26	1,235	1,512
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/22	600	627
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/23	865	946
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/24	1,325	1,508
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/25	1,390	1,577
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/26	1,460	1,650
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/27	1,200	1,354
	Vacaville Redevelopment Agency Successor Agency Tax Allocation Revenue (Redevelopment Projects)	5.000%	9/1/28	1,200	1,352
	Vacaville Unified School District GO	4.000%	8/1/34	100	119
	Vacaville Unified School District GO	4.000%	8/1/35	200	236
	Vacaville Unified School District GO	4.000%	8/1/36	300	353
	Vacaville Unified School District GO	4.000%	8/1/37	300	353
	Vacaville Unified School District GO	4.000%	8/1/39	500	585
	Vacaville Unified School District GO	4.000%	8/1/40	500	584
[2]	Val Verde Unified School District COP	5.000%	3/1/25	250	290
[2]	Val Verde Unified School District COP	5.000%	3/1/26	260	312

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[2]	Val Verde Unified School District COP	5.000%	3/1/27	275	339
[2]	Val Verde Unified School District COP	5.000%	3/1/28	280	354
[2]	Val Verde Unified School District COP	5.000%	3/1/29	450	566
[2]	Val Verde Unified School District COP	5.000%	3/1/30	850	1,062
[2]	Val Verde Unified School District COP	5.000%	3/1/31	1,015	1,260
[1]	Val Verde Unified School District GO	3.000%	8/1/22	250	257
[1]	Val Verde Unified School District GO	4.000%	8/1/22	500	517
[1]	Val Verde Unified School District GO	4.000%	8/1/23	450	482
[1]	Val Verde Unified School District GO	4.000%	8/1/27	120	143
[1]	Val Verde Unified School District GO	4.000%	8/1/28	115	140
[1]	Val Verde Unified School District GO	3.000%	8/1/30	220	248
[1]	Val Verde Unified School District GO	4.000%	8/1/30	125	150
[1]	Val Verde Unified School District GO	4.000%	8/1/31	100	119
[1]	Val Verde Unified School District GO	4.000%	8/1/33	300	356
[1]	Val Verde Unified School District GO	4.000%	8/1/33	140	166
[1]	Val Verde Unified School District GO	4.000%	8/1/35	250	295
[1]	Val Verde Unified School District GO	4.000%	8/1/36	150	177
[1]	Val Verde Unified School District GO	4.000%	8/1/37	200	235
[1]	Val Verde Unified School District GO	4.000%	8/1/37	250	294
[1]	Val Verde Unified School District GO	4.000%	8/1/38	275	322
[1]	Val Verde Unified School District GO	4.000%	8/1/39	300	351
[1]	Val Verde Unified School District GO	4.000%	8/1/40	225	263
[1]	Val Verde Unified School District GO	4.000%	8/1/40	250	292
[1]	Vallejo CA Water Revenue	4.000%	5/1/28	250	302
[1]	Vallejo CA Water Revenue	4.000%	5/1/29	150	184
[1]	Vallejo CA Water Revenue	4.000%	5/1/30	150	187
[1]	Vallejo CA Water Revenue	4.000%	5/1/31	200	252
[1]	Vallejo CA Water Revenue	4.000%	5/1/32	175	220
[1]	Vallejo CA Water Revenue	4.000%	5/1/33	150	188
[1]	Vallejo CA Water Revenue	4.000%	5/1/34	250	312
[1]	Vallejo CA Water Revenue	4.000%	5/1/35	250	312
[1]	Vallejo CA Water Revenue	4.000%	5/1/36	240	298
[1]	Vallejo CA Water Revenue	4.000%	5/1/37	400	495
[1]	Vallejo CA Water Revenue	4.000%	5/1/38	500	616
[1]	Vallejo CA Water Revenue	4.000%	5/1/39	650	798
[1]	Vallejo CA Water Revenue	4.000%	5/1/40	350	427
[1]	Vallejo CA Water Revenue	4.000%	5/1/41	500	609
[1]	Vallejo City Unified School District GO	3.000%	8/1/34	1,215	1,376
[1]	Vallejo City Unified School District GO	3.000%	8/1/35	1,315	1,482
[1]	Vallejo City Unified School District GO	3.000%	8/1/36	1,420	1,594
	Ventura County Community College District GO	0.000%	8/1/28	15,000	13,915
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,200	1,268
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,000	1,057
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	1,250	1,321
	Ventura County Public Financing Authority Lease (Abatement) Revenue, Prere.	5.000%	11/1/22	2,000	2,114
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/28	1,525	1,885
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/29	1,605	2,018
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/30	1,685	2,121
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/31	1,000	1,253
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/33	1,000	1,245

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/34	1,000	1,241
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/35	725	898
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/37	1,600	1,965
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.000%	5/1/22	470	485
	Vista Joint Powers Financing Authority Lease (Abatement) Revenue	5.250%	5/1/35	5,990	6,977
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/21	265	265
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/22	335	351
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/23	400	437
[2]	Vista Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/24	585	666
	Vista Unified School District GO	4.000%	8/1/35	1,210	1,455
	Vista Unified School District GO	3.000%	8/1/38	1,645	1,808
	Vista Unified School District GO	3.000%	8/1/39	1,300	1,425
	Vista Unified School District GO, Prere.	5.000%	8/1/22	5,000	5,224
[4]	Washington CA Unified School District/Yolo County GO	0.000%	8/1/27	3,440	3,238
	Washington Township Health Care District GO	5.000%	8/1/23	170	185
	Washington Township Health Care District GO	4.000%	8/1/24	625	688
	Washington Township Health Care District GO	5.000%	8/1/25	1,425	1,666
	Washington Township Health Care District GO	5.000%	8/1/26	1,395	1,677
	Washington Township Health Care District GO	4.000%	8/1/27	1,055	1,217
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/22	540	556
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	725	752
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/22	615	638
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	400	433
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	570	617
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	875	947
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/23	385	417
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	750	844
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	610	686
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	670	754
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/25	650	733
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	903
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	775	903
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/25	450	524
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	900	1,046
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	785	943

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	1,270	1,526
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/26	765	919
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	430	531
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	930	1,147
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	755	932
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	400	494
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	750	948
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,005	1,222
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,165	1,416
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	755	975
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	400	516
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,540	1,862
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	765	967
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,310	1,723
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.375%	7/1/31	815	884
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.750%	7/1/31	100	111
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	375	471
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,665	1,773
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/32	1,000	1,140
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,340	2,812
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	500	627
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/33	1,870	1,979
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,975	3,567
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/34	2,425	2,580
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,995	3,371
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	650	732
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/35	100	106
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	625	728
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/36	1,430	1,480
Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	2,060	2,310

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	500	621
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/37	750	774
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,250	1,286
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.250%	7/1/38	25	27
	West Basin Municipal Water District Water Revenue	5.000%	8/1/22	2,010	2,100
	West Basin Municipal Water District Water Revenue	4.000%	8/1/37	1,165	1,446
	West Basin Municipal Water District Water Revenue	4.000%	8/1/38	1,255	1,553
	West Basin Municipal Water District Water Revenue	4.000%	8/1/39	1,340	1,654
	West Basin Municipal Water District Water Revenue	4.000%	8/1/40	745	919
	West Basin Municipal Water District Water Revenue	4.000%	8/1/41	500	615
[2]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	332
[2]	West Contra Costa Unified School District GO	4.000%	8/1/24	300	332
[2]	West Contra Costa Unified School District GO	4.000%	8/1/25	265	302
[2]	West Contra Costa Unified School District GO	4.000%	8/1/25	250	285
[2]	West Contra Costa Unified School District GO	4.000%	8/1/26	415	485
[2]	West Contra Costa Unified School District GO	4.000%	8/1/26	400	467
	West Contra Costa Unified School District GO	6.000%	8/1/26	5,000	6,308
[11]	West Contra Costa Unified School District GO	0.000%	8/1/27	785	737
[2]	West Contra Costa Unified School District GO	4.000%	8/1/27	350	417
[2]	West Contra Costa Unified School District GO	4.000%	8/1/27	445	531
[4]	West Contra Costa Unified School District GO	0.000%	8/1/28	6,400	5,868
[2]	West Contra Costa Unified School District GO	4.000%	8/1/28	440	534
[2]	West Contra Costa Unified School District GO	4.000%	8/1/28	500	607
[2]	West Contra Costa Unified School District GO	0.000%	8/1/29	2,000	1,792
[2]	West Contra Costa Unified School District GO	4.000%	8/1/29	620	764
[2]	West Contra Costa Unified School District GO	4.000%	8/1/29	605	746
[4]	West Contra Costa Unified School District GO	0.000%	8/1/30	6,235	5,419
[2]	West Contra Costa Unified School District GO	4.000%	8/1/30	630	785
[2]	West Contra Costa Unified School District GO	4.000%	8/1/30	670	835
	West Contra Costa Unified School District GO	5.000%	8/1/30	3,425	3,858
[2]	West Contra Costa Unified School District GO	4.000%	8/1/31	1,000	1,238
[2]	West Contra Costa Unified School District GO	4.000%	8/1/31	850	1,053
	West Contra Costa Unified School District GO	5.000%	8/1/31	5,690	6,401
[2]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,350	1,539
[2]	West Contra Costa Unified School District GO	3.000%	8/1/32	1,695	1,932
	West Contra Costa Unified School District GO	5.000%	8/1/32	5,560	6,252
	West Contra Costa Unified School District GO	5.000%	8/1/32	1,825	2,134
[11]	West Contra Costa Unified School District GO	0.000%	8/1/33	2,650	2,136
[4]	West Contra Costa Unified School District GO	0.000%	8/1/33	1,000	803
[2,13]	West Contra Costa Unified School District GO	0.000%	8/1/33	6,000	4,837
[2]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,000	1,130
[2]	West Contra Costa Unified School District GO	3.000%	8/1/33	1,265	1,429
	West Contra Costa Unified School District GO	5.000%	8/1/33	3,265	3,672
	West Contra Costa Unified School District GO	5.000%	8/1/33	915	1,070
	West Contra Costa Unified School District GO	5.000%	8/1/33	1,020	1,193
[4]	West Contra Costa Unified School District GO	0.000%	8/1/34	245	191
[2]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,695	1,894
[2]	West Contra Costa Unified School District GO	3.000%	8/1/34	1,800	2,011
	West Contra Costa Unified School District GO	5.000%	8/1/34	2,010	2,346

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	West Contra Costa Unified School District GO	5.000%	8/1/34	1,070	1,249
[2]	West Contra Costa Unified School District GO	3.000%	8/1/35	1,000	1,110
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,400	1,633
	West Contra Costa Unified School District GO	5.000%	8/1/35	1,000	1,166
[2]	West Contra Costa Unified School District GO	3.000%	8/1/36	910	1,005
[2]	West Contra Costa Unified School District GO	3.000%	8/1/37	750	823
[2]	West Contra Costa Unified School District GO	3.000%	8/1/38	660	721
[2]	West Contra Costa Unified School District GO	3.000%	8/1/38	700	765
[2]	West Contra Costa Unified School District GO	3.000%	8/1/39	665	724
[2]	West Contra Costa Unified School District GO	3.000%	8/1/39	700	763
[2]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	761
[2]	West Contra Costa Unified School District GO	3.000%	8/1/40	700	761
	West Contra Costa Unified School District GO	5.000%	8/1/40	255	297
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/37	475	527
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/38	930	1,025
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/39	2,020	2,221
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/40	1,060	1,154
	West Hollywood Public Financing Authority Lease (Abatement) Revenue	3.000%	4/1/42	3,640	3,941
	West Sonoma County Union High School District GO	5.000%	8/1/34	200	251
	West Sonoma County Union High School District GO	5.000%	8/1/37	500	625
	West Sonoma County Union High School District GO	5.000%	8/1/40	1,000	1,242
	West Valley-Mission Community College District GO	5.000%	8/1/31	200	235
	West Valley-Mission Community College District GO	4.000%	8/1/34	625	765
	West Valley-Mission Community College District GO	4.000%	8/1/35	700	855
	West Valley-Mission Community College District GO	4.000%	8/1/36	1,500	1,824
	West Valley-Mission Community College District GO	4.000%	8/1/38	1,800	2,178
	Western Municipal Water District Facilities Authority Lease (Non-Terminable) Revenue	5.000%	10/1/36	1,335	1,785
	Western Municipal Water District Facilities Authority Lease (Non-Terminable) Revenue	5.000%	10/1/38	3,000	3,984
	Western Municipal Water District Facilities Authority Lease (Non-Terminable) Revenue	5.000%	10/1/39	3,100	4,106
[7]	Western Municipal Water District Facilities Authority Water Revenue VRDO	0.010%	9/2/21	4,445	4,445
[2]	Western Placer Unified School District COP	3.000%	8/1/23	600	630
	Western Placer Unified School District GO	5.000%	8/1/28	200	243
	Western Placer Unified School District GO	5.000%	8/1/29	200	244
	Western Placer Unified School District GO	5.000%	8/1/30	380	461
[1]	Western Placer Unified School District GO	4.000%	8/1/31	885	1,044
[1]	Western Placer Unified School District GO	4.000%	8/1/31	755	891
	Western Placer Unified School District GO	5.000%	8/1/31	565	682
[1]	Western Placer Unified School District GO	4.000%	8/1/32	920	1,080
[1]	Western Placer Unified School District GO	4.000%	8/1/34	990	1,148
[1]	Western Placer Unified School District GO	4.000%	8/1/34	545	632
[1]	Western Placer Unified School District GO	4.000%	8/1/35	1,025	1,184
[1]	Western Placer Unified School District GO	4.000%	8/1/35	630	728
[1]	Western Placer Unified School District GO	4.000%	8/1/36	1,070	1,231

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/22	340	353
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/23	125	134
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/24	385	426
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/25	300	341
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/26	450	523
	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/27	450	534
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/28	235	283
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/29	400	490
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/30	410	508
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/31	225	278
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/32	300	369
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/33	415	509
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/34	500	611
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/35	300	366
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/36	550	667
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/37	500	605
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/38	530	640
[2]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/40	1,160	1,394
[2]	Westlands Water District Water Revenue, ETM	5.000%	9/1/21	765	765
[2]	Westlands Water District Water Revenue, ETM	5.000%	9/1/22	765	802
[2]	Westlands Water District Water Revenue, Prere.	5.000%	9/1/22	1,000	1,048
[2]	Westlands Water District Water Revenue, Prere.	5.000%	9/1/22	1,250	1,310
	Whittier Union High School District GO	4.000%	8/1/41	1,000	1,186
[2]	William S Hart Union High School District GO	0.000%	9/1/29	10	9
	William S Hart Union High School District GO	0.000%	8/1/33	570	467
	William S Hart Union High School District GO, Prere.	5.000%	9/1/22	1,835	1,925
	William S Hart Union High School District GO, Prere.	5.000%	9/1/22	1,085	1,138
	Wiseburn School District GO	4.125%	8/1/33	2,045	2,111
	Yuba Community College District GO	3.000%	8/1/28	1,000	1,127
	Yuba Community College District GO	3.000%	8/1/29	2,000	2,234
					19,474,148
Guam (0.2%)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/22	625	648
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/28	2,115	2,262
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/29	5,035	5,533
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/35	4,450	4,846

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Guam Government Waterworks Authority Water Revenue	5.000%	7/1/36	1,450	1,654
	Guam Government Waterworks Authority Water Revenue, Prere.	5.250%	7/1/23	4,000	4,357
	Guam Hotel Occupancy Tax Revenue	5.000%	11/1/30	375	481
	Guam Miscellaneous Taxes Revenue	5.000%	11/15/22	1,500	1,583
[10]	Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	1,675	1,959
	Guam Miscellaneous Taxes Revenue	5.000%	1/1/42	285	289
	Guam Miscellaneous Taxes Revenue	5.125%	1/1/42	2,550	2,591
	Guam Miscellaneous Taxes Revenue, ETM	5.000%	11/15/21	1,125	1,136
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/22	1,605	1,682
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/26	1,810	2,021
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/30	1,470	1,619
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/40	1,750	2,017
					34,678
Puerto Rico (0.5%)
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	2,767	2,670
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	7,802	7,193
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	11,159	9,800
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	2,871	2,324
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	49,933	56,638
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	5,930	6,726
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	355	408

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.550%	7/1/40	5,990	6,878
				92,637
Total Tax-Exempt Municipal Bonds (Cost $18,528,070)				19,601,463
Total Investments (101.6%) (Cost $18,528,070)				19,601,463
Other Assets and Liabilities—Net (-1.6%)				(305,475)
Net Assets (100%)				19,295,988
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
2	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
3	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Securities with a value of $3,617,000 have been segregated as initial margin for open futures contracts.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2021, the aggregate value was $471,820,000, representing 2.4% of net assets.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
9	Step bond.
10	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2021.
11	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
12	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
13	Scheduled principal and interest payments are guaranteed by Financial Guaranty Insurance Co.
3M—3-month.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
LIBOR—London Interbank Offered Rate.
Prere.—Prerefunded.
PUT—Put Option Obligation.
SIFMA—Securities Industry and Financial Markets Association.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2021	1,987	245,829	755

Short Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2021	(707)	(104,647)	172
Ultra Long U.S. Treasury Bond	December 2021	(315)	(62,143)	219
				391
				1,146
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B.  Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	19,601,463	—	19,601,463
Derivative Financial Instruments
Assets
Futures Contracts[1]	1,146	—	—	1,146
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.